Variable Annuity-1 Series

Account of Empower Life

& Annuity Insurance

Company of New York

Financial Statements December 31, 2022

Index

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

EMPOWER LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Variable Annuity-1 Series Account and the Board of Directors of
Empower Life & Annuity Insurance Company of New York:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Variable Annuity-1 Series Account (the Separate Account) of Empower Life & Annuity Insurance Company of New York as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 6, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Life & Annuity Insurance Company of New York Separate Accounts since 2021.

Birmingham, Alabama
April 10, 2023

Appendix A

The subaccounts that comprise Variable Annuity-1 Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
AB VPS Growth And Income Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
AB VPS International Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
AB VPS International Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
AB VPS Large Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
AB VPS Small/Mid Cap Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Capital Appreciation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Large Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Mid Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Allspring VT Discovery Fund – Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Allspring VT Omega Growth 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Allspring VT Opportunity Fund – Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Alps Red Rocks Listed Private Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP Balanced Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP Income & Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP International Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP Mid Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Global Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Growth-Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS International Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS New World Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Blackrock Global Allocation VI Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon IP Midcap Stock Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

BNY Mellon VIF Appreciation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon VIF Growth and Income Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Clearbridge Variable Large Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Clearbridge Variable Mid Cap Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Clearbridge Variable Small Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio – Emerging Markets Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio – Large Cap Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio - Seligman Global Technology Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio – Small Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware VIP Emerging Markets Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware VIP International Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware VIP Small Cap Value Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware VIP Smid Cap Core Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Delaware VIP Value Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Dimensional VA US Targeted Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Capital Growth VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Core Equity VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Croci® U.S. VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Global Small Cap VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Small Cap Index VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Small Mid Cap Growth VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Small Mid Cap Value VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Bond Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Conservative Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower International Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2015 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower Lifetime 2020 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2025 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2030 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Mid Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderate Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderately Aggressive Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderately Conservative Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Multi-Sector Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Real Estate Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Securefoundation® Balanced Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower T. Rowe Price Mid Cap Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Federated Fund For U.S. Government Securities Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Federated Hermes Managed Volatility Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Franklin Small Cap Value VIP Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco Oppenheimer V.I. Global Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco Oppenheimer V.I. International Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco Oppenheimer V.I. Main Street Small Cap Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Comstock Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Core Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Growth & Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. High Yield Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. International Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Mid Cap Core Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Small Cap Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Technology Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Ivy VIP International Core Equity	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Janus Henderson VIT Balanced Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Balanced Portfolio Service Shares	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Flexible Bond Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Flexible Bond Portfolio Service Shares	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Global Research Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Global Technology and Innovation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Overseas Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Overseas Portfolio Service Shares	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Research Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
JP Morgan Insurance Trust Small Cap Core Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Lazard Retirement Emerging Markets Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Lazard Retirement Short Duration Income Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

LVIP Baron Growth Opportunities Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT II International Intrinsic Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT III Mid Cap Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT Utilities Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Morgan Stanley VIF U.S. Real Estate Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
NVIT Mid Cap Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Pimco VIT Commodity Real Return Strategy Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Pimco VIT Emerging Markets Bond Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Pimco VIT High Yield Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Pimco VIT Low Duration Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Pimco VIT Real Return Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Pimco VIT Total Return Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Pioneer Fund VCT Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Pioneer Mid Cap Value VCT Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Pioneer Select Mid Cap Growth VCT Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Prudential Series Fund Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Prudential Series Fund Natural Resources Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Global Asset Allocation Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Global Health Care Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT International Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Large Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Mortgage Securities Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Multi-Cap Core Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Royce Capital Fund – Small-Cap Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Schwab Government Money Market Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Schwab S&P 500 Index Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Schwab VIT Balanced Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Schwab VIT Balanced with Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Schwab VIT Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
T. Rowe Price Health Sciences Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
T. Rowe Price Health Sciences Portfolio Class II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Templeton Foreign VIP Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Templeton Global Bond VIP Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Third Avenue Value Portfolio Variable Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Touchstone VST Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Touchstone VST Common Stock Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Touchstone VST Common Stock Fund Class SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Touchstone VST Small Company Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Van Eck VIP Global Hard Assets Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Van Eck VIP Unconstrained Emerging Markets Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Capital Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Diversified Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Mid-Cap Index Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Real Estate Index Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Small Company Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	AB VPS Growth And Income Portfolio	AB VPS International Growth Portfolio	AB VPS International Value Portfolio	AB VPS Large Cap Growth Portfolio	AB VPS Small/Mid Cap Value Portfolio	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio

ASSETS:
Investments at fair value (1)	$287,034	$212,549	$42,762	$463,886	$160,283	$220,497	$1,544,246

Due from the contract owners	-	-	-	-	-	-	-
Due from the fund manager	5	5	1	9	4	3	36
Receivable from the Company	-	-	-	-	3,087	-	3,575
Total assets	287,039	212,554	42,763	463,895	163,374	220,501	1,547,857

LIABILITIES:
Due to the contract owners	5	5	1	9	4	3	36
Due to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	5	5	1	9	4	3	36

NET ASSETS	$287,034	$212,549	$42,762	$463,886	$163,370	$220,497	$1,547,821

Fair value per share (NAV)	$29.00	$16.46	$12.95	$58.90	$16.62	$54.65	$47.05
Shares outstanding in the Separate Account	9,898	12,913	3,302	7,876	9,644	4,035	32,821

(1) Investments in mutual fund shares, at cost	$261,850	$286,771	$45,255	$557,593	$177,359	$368,273	$2,561,670

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Alger Mid Cap Growth Portfolio	Allspring VT Discovery Fund - Class 2	Allspring VT Omega Growth 2	Allspring VT Opportunity Fund - Class 2	American Century Investments VP Balanced Fund	American Century Investments VP Income & Growth Fund	American Century Investments VP International Fund

ASSETS:
Investments at fair value (1)	$315,831	$82,354	$78,621	$143,887	$993,939	$828,982	$204,200

Due from the contract owners	-	-	-	-	-	-	-
Due from the fund manager	7	1	2	3	20	13	4
Receivable from the Company	-	-	-	4,403	-	-	462
Total assets	315,838	82,355	78,623	148,293	993,959	828,995	204,667

LIABILITIES:
Due to the contract owners	7	1	2	3	20	13	4
Due to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	44,334	-	-
Total liabilities	7	1	2	3	44,354	13	4

NET ASSETS	$315,831	$82,354	$78,621	$148,290	$949,605	$828,982	$204,662

Fair value per share (NAV)	$13.68	$17.03	$19.87	$22.32	$6.70	$7.17	$9.53
Shares outstanding in the Separate Account	23,087	4,836	3,957	6,447	148,349	115,618	21,427

(1) Investments in mutual fund shares, at cost	$501,057	$150,969	$104,708	$162,700	$1,235,423	$1,078,420	$224,471

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Value Fund	American Funds IS Bond Fund	American Funds IS Global Growth Fund	American Funds IS Growth- Income Fund	American Funds IS International Fund	American Funds IS New World Fund

ASSETS:
Investments at fair value (1)	$350,991	$3,563,052	$39,093	$160,798	$148,132	$4,474	$166,544

Due from the contract owners	-	-	-	-	-	-	-
Due from the fund manager	7	68	1	2	2	-	2
Receivable from the Company	-	10,383	-	-	-	-	-
Total assets	350,998	3,573,503	39,094	160,801	148,134	4,474	166,546

LIABILITIES:
Due to the contract owners	7	68	1	2	2	-	2
Due to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	7	68	1	2	2	-	2

NET ASSETS	$350,991	$3,573,435	$39,093	$160,798	$148,132	$4,474	$166,544

Fair value per share (NAV)	$21.17	$12.45	$9.27	$30.18	$48.72	$15.23	$22.02
Shares outstanding in the Separate Account	16,580	286,189	4,217	5,328	3,040	294	7,563

(1) Investments in mutual fund shares, at cost	$347,521	$3,050,130	$48,732	$174,715	$150,259	$5,551	$176,899

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Blackrock Global Allocation VI Fund	BNY Mellon IP Midcap Stock Portfolio	BNY Mellon VIF Appreciation Portfolio	BNY Mellon VIF Growth and Income Portfolio	Clearbridge Variable Large Cap Growth Portfolio	Clearbridge Variable Mid Cap Portfolio	Clearbridge Variable Small Cap Growth Portfolio

ASSETS:
Investments at fair value (1)	$263,529	$463,837	$672,968	$255,514	$192,162	$80,609	$96,493

Due from the contract owners	-	-	-	-	-	-	-
Due from the fund manager	5	7	14	5	4	2	2
Receivable from the Company	-	-	-	-	-	-	-
Total assets	263,534	463,844	672,983	255,519	192,165	80,611	96,495

LIABILITIES:
Due to the contract owners	5	7	14	5	4	2	2
Due to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	5	7	14	5	4	2	2

NET ASSETS	$263,529	$463,837	$672,968	$255,514	$192,162	$80,609	$96,493

Fair value per share (NAV)	$14.77	$16.46	$31.93	$28.87	$27.07	$20.36	$25.23
Shares outstanding in the Separate Account	17,842	28,180	21,076	8,850	7,099	3,959	3,825

(1) Investments in mutual fund shares, at cost	$301,590	$523,543	$801,501	$267,362	$239,885	$94,188	$123,464

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Columbia Variable Portfolio - Emerging Markets Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Seligman Global Technology Fund	Columbia Variable Portfolio - Small Cap Value Fund	Delaware VIP Emerging Markets Series	Delaware VIP International Series	Delaware VIP Small Cap Value Series

ASSETS:
Investments at fair value (1)	$10,578	$1,013,739	$1,226,184	$99,934	$256,498	$76,296	$405,266

Due from the contract owners	-	-	-	-	-	-	-
Due from the fund manager	-	16	26	2	4	1	8
Receivable from the Company	-	3,814	2,759	-	-	-	2,824
Total assets	10,578	1,017,569	1,228,969	99,936	256,502	76,298	408,099

LIABILITIES:
Due to the contract owners	-	16	26	2	4	1	8
Due to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	16	26	2	4	1	8

NET ASSETS	$10,578	$1,017,553	$1,228,943	$99,934	$256,498	$76,296	$408,091

Fair value per share (NAV)	$8.81	$25.23	$17.55	$11.35	$19.70	$14.94	$37.06
Shares outstanding in the Separate Account	1,201	40,180	69,868	8,805	13,020	5,107	10,935

(1) Investments in mutual fund shares, at cost	$18,607	$749,292	$1,597,912	$137,164	$309,802	$95,029	$400,438

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Delaware VIP Smid Cap Core Series	Delaware VIP Value Series	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP	DWS Core Equity VIP	DWS Croci® U.S. VIP	DWS Global Small Cap VIP

ASSETS:
Investments at fair value (1)	$227,730	$205,181	$168,654	$1,173,131	$337,445	$42,504	$64,322

Due from the contract owners	-	-	-	-	-	-	-
Due from the fund manager	4	3	2	25	6	1	1
Receivable from the Company	-	-	-	-	-	2,540	-
Total assets	227,734	205,184	168,656	1,173,156	337,451	45,046	64,323

LIABILITIES:
Due to the contract owners	4	3	2	25	6	1	1
Due to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	4	3	2	25	6	1	1

NET ASSETS	$227,730	$205,181	$168,654	$1,173,131	$337,445	$45,045	$64,322

Fair value per share (NAV)	$23.39	$25.98	$20.54	$28.58	$10.47	$13.14	$8.52
Shares outstanding in the Separate Account	9,734	7,896	8,211	41,047	32,230	3,235	7,550

(1) Investments in mutual fund shares, at cost	$228,646	$222,215	$157,606	$1,444,892	$362,881	$45,772	$75,485

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Empower Bond Index Fund	Empower Conservative Profile Fund	Empower International Index Fund	Empower Lifetime 2015 Fund

ASSETS:
Investments at fair value (1)	$1,106,201	$1,919	$107,741	$651,746	$1,393,046	$79,364	$47,303

Due from the contract owners	-	-	-	-	-	-	-
Due from the fund manager	21	-	3	9	1,819	1	1
Receivable from the Company	3,489	-	-	-	-	-	-
Total assets	1,109,711	1,919	107,744	651,755	1,394,866	79,365	47,304

LIABILITIES:
Due to the contract owners	21	-	3	9	1,819	1	1
Due to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	21	-	3	9	1,819	1	1

NET ASSETS	$1,109,690	$1,919	$107,741	$651,746	$1,393,046	$79,364	$47,303

Fair value per share (NAV)	$12.12	$11.97	$12.73	$12.39	$7.11	$10.97	$12.06
Shares outstanding in the Separate Account	91,271	160	8,464	52,603	195,928	7,235	3,922

(1) Investments in mutual fund shares, at cost	$1,375,899	$2,836	$114,455	$798,519	$1,573,503	$91,707	$51,238

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Mid Cap Value Fund	Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund	Empower Moderately Conservative Profile Fund

ASSETS:
Investments at fair value (1)	$61,594	$45,393	$21,564	$38,171	$2,755,193	$96,425	$1,385,008

Due from the contract owners	-	-	-	-	-	-	-
Due from the fund manager	1	1	-	1	5,486	2	25
Receivable from the Company	-	-	-	-	-	-	-
Total assets	61,595	45,394	21,564	38,172	2,760,678	96,427	1,385,032

LIABILITIES:
Due to the contract owners	1	1	-	1	5,486	2	25
Due to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	1	1	-	1	5,486	2	25

NET ASSETS	$61,594	$45,393	$21,564	$38,171	$2,755,193	$96,425	$1,385,008

Fair value per share (NAV)	$9.39	$12.52	$9.56	$11.32	$5.89	$6.28	$7.58
Shares outstanding in the Separate Account	6,559	3,626	2,256	3,372	467,775	15,354	182,719

(1) Investments in mutual fund shares, at cost	$67,209	$48,858	$23,216	$42,359	$3,042,262	$112,615	$1,449,121

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Multi- Sector Bond Fund	Empower Real Estate Index Fund	Empower Securefoundation® Balanced Fund	Empower T. Rowe Price Mid Cap Growth Fund	Federated Fund For U.S. Government Securities Fund II	Federated Hermes Managed Volatility Fund II	Franklin Small Cap Value VIP Fund

ASSETS:
Investments at fair value (1)	$1,197,369	$116,902	$15,492,222	$52,965	$1,993,335	$84,116	$553,401

Due from the contract owners	-	-	-	-	-	-	-
Due from the fund manager	18	2	40,362	1	41	2	11
Receivable from the Company	-	-	-	-	17,291	2,835	-
Total assets	1,197,387	116,904	15,532,584	52,966	2,010,667	86,953	553,411

LIABILITIES:
Due to the contract owners	18	2	40,362	1	41	2	11
Due to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	18	2	40,362	1	41	2	11

NET ASSETS	$1,197,369	$116,902	$15,492,222	$52,965	$2,010,626	$86,951	$553,401

Fair value per share (NAV)	$12.22	$10.80	$11.75	$30.63	$9.20	$8.46	$12.53
Shares outstanding in the Separate Account	97,984	10,824	1,318,487	1,729	216,667	9,943	44,166

(1) Investments in mutual fund shares, at cost	$1,306,988	$133,771	$17,248,817	$53,427	$2,346,910	$100,261	$648,141

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Comstock Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Growth & Income Fund	Invesco V.I. High Yield Fund

ASSETS:
Investments at fair value (1)	$683,884	$129,302	$211,275	$288,122	$114,763	$469,165	$72,901

Due from the contract owners	-	-	-	-	-	-	-
Due from the fund manager	16	2	3	6	3	9	1
Receivable from the Company	15,901	-	-	-	6,227	-	-
Total assets	699,801	129,304	211,279	288,128	120,993	469,175	72,902

LIABILITIES:
Due to the contract owners	16	2	3	6	3	9	1
Due to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	16	2	3	6	3	9	1

NET ASSETS	$699,785	$129,302	$211,275	$288,122	$120,990	$469,165	$72,901

Fair value per share (NAV)	$31.10	$1.68	$23.08	$20.34	$24.55	$19.78	$4.50
Shares outstanding in the Separate Account	21,990	76,966	9,154	14,165	4,675	23,719	16,200

(1) Investments in mutual fund shares, at cost	$856,991	$168,264	$241,515	$253,640	$132,091	$489,289	$81,914

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Technology Fund	Ivy VIP International Core Equity	Janus Henderson VIT Balanced Portfolio	Janus Henderson VIT Balanced Portfolio Service Shares

ASSETS:
Investments at fair value (1)	$461,800	$116,304	$115,166	$137,826	$100,563	$300,338	$3,482,744

Due from the contract owners	-	-	-	-	-	-	-
Due from the fund manager	11	2	2	3	2	6	67
Receivable from the Company	-	2,386	-	-	-	-	258
Total assets	461,811	118,692	115,168	137,829	100,565	300,344	3,483,068

LIABILITIES:
Due to the contract owners	11	2	2	3	2	6	67
Due to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	11	2	2	3	2	6	67

NET ASSETS	$461,800	$118,690	$115,166	$137,826	$100,563	$300,338	$3,483,002

Fair value per share (NAV)	$28.94	$8.58	$15.06	$12.59	$14.19	$40.05	$42.47
Shares outstanding in the Separate Account	15,957	13,555	7,647	10,947	7,087	7,499	82,005

(1) Investments in mutual fund shares, at cost	$554,640	$147,020	$140,510	$200,060	$111,587	$252,833	$3,420,526

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Janus Henderson VIT Flexible Bond Portfolio	Janus Henderson VIT Flexible Bond Portfolio Service Shares	Janus Henderson VIT Global Research Portfolio	Janus Henderson VIT Global Technology and Innovation Portfolio	Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares	Janus Henderson VIT Overseas Portfolio	Janus Henderson VIT Overseas Portfolio Service Shares

ASSETS:
Investments at fair value (1)	$1,788,961	$1,308,035	$649,295	$188,864	$475,045	$40,959	$239,863

Due from the contract owners	-	-	-	-	-	-	-
Due from the fund manager	25	28	14	3	9	1	6
Receivable from the Company	854	-	2,046	-	-	-	2,446
Total assets	1,789,840	1,308,063	651,355	188,866	475,054	40,960	242,315

LIABILITIES:
Due to the contract owners	25	28	14	3	9	1	6
Due to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	25	28	14	3	9	1	6

NET ASSETS	$1,789,815	$1,308,035	$651,341	$188,864	$475,045	$40,959	$242,309

Fair value per share (NAV)	$9.94	$10.99	$50.02	$10.34	$10.41	$38.52	$36.76
Shares outstanding in the Separate Account	179,976	119,020	12,981	18,265	45,634	1,063	6,525

(1) Investments in mutual fund shares, at cost	$2,074,408	$1,540,691	$532,024	$263,587	$728,788	$36,109	$219,423

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Short Duration Income Portfolio	LVIP Baron Growth Opportunities Fund	MFS VIT II International Intrinsic Value Portfolio	MFS VIT III Mid Cap Value Portfolio

ASSETS:
Investments at fair value (1)	$359,355	$43,118	$714,675	$48,388	$1,143,106	$1,071,631	$254,827

Due from the contract owners	-	-	-	-	-	-	-
Due from the fund manager	8	1	15	1	25	21	4
Receivable from the Company	1,379	-	1,825	-	13,121	239	-
Total assets	360,742	43,119	716,515	48,389	1,156,251	1,071,890	254,830

LIABILITIES:
Due to the contract owners	8	1	15	1	25	21	4
Due to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	8	1	15	1	25	21	4

NET ASSETS	$360,734	$43,118	$716,500	$48,388	$1,156,227	$1,071,869	$254,827

Fair value per share (NAV)	$31.58	$17.96	$17.92	$12.99	$62.06	$26.75	$9.19
Shares outstanding in the Separate Account	11,379	2,401	39,881	3,725	18,419	40,061	27,729

(1) Investments in mutual fund shares, at cost	$340,613	$52,747	$823,700	$51,209	$1,005,085	$1,105,314	$241,455

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	MFS VIT Utilities Series	Morgan Stanley VIF U.S. Real Estate Portfolio	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	NVIT Mid Cap Index Fund	Pimco VIT Commodity Real Return Strategy Portfolio	Pimco VIT Emerging Markets Bond Portfolio	Pimco VIT High Yield Portfolio

ASSETS:
Investments at fair value (1)	$488,342	$343,854	$862	$953,209	$173,744	$83,337	$1,610,421

Due from the contract owners	-	-	-	-	-	-	-
Due from the fund manager	10	8	-	20	3	1	27
Receivable from the Company	-	799	-	2,525	-	-	362
Total assets	488,351	344,661	862	955,754	173,747	83,338	1,610,810

LIABILITIES:
Due to the contract owners	10	8	-	20	3	1	27
Due to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	10	8	-	20	3	1	27

NET ASSETS	$488,342	$344,653	$862	$955,734	$173,744	$83,337	$1,610,782

Fair value per share (NAV)	$35.57	$12.98	$18.39	$17.00	$6.89	$10.05	$6.77
Shares outstanding in the Separate Account	13,729	26,491	47	56,071	25,217	8,292	237,876

(1) Investments in mutual fund shares, at cost	$430,223	$453,802	$828	$1,185,330	$182,613	$107,516	$1,851,893

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio	Pimco VIT Total Return Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio	Pioneer Select Mid Cap Growth VCT Portfolio	Prudential Series Fund Equity Portfolio

ASSETS:
Investments at fair value (1)	$2,486,941	$374,207	$3,467,420	$692,409	$130,847	$149,147	$75,423

Due from the contract owners	-	-	1,192	-	-	-	-
Due from the fund manager	49	6	-	13	3	3	2
Receivable from the Company	-	-	7,812	2,862	-	2,126	456
Total assets	2,486,990	374,213	3,476,424	695,284	130,850	151,277	75,882

LIABILITIES:
Due to the contract owners	49	6	-	13	3	3	2
Due to the fund manager	-	-	1,192	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	49	6	1,192	13	3	3	2

NET ASSETS	$2,486,941	$374,207	$3,475,232	$695,271	$130,847	$151,273	$75,880

Fair value per share (NAV)	$9.48	$11.50	$8.98	$13.05	$11.32	$18.54	$71.35
Shares outstanding in the Separate Account	262,336	32,540	386,127	53,058	11,559	8,045	1,057

(1) Investments in mutual fund shares, at cost	$2,701,413	$428,635	$4,219,312	$747,703	$145,609	$217,032	$34,311

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Prudential Series Fund Natural Resources Portfolio	Putnam VT Global Asset Allocation Fund	Putnam VT Global Health Care Fund	Putnam VT Income Fund	Putnam VT International Value Fund	Putnam VT Large Cap Value Fund	Putnam VT Mortgage Securities Fund

ASSETS:
Investments at fair value (1)	$27,682	$164,775	$581,552	$360,921	$46,525	$893,904	$355,308

Due from the contract owners	-	-	-	-	-	-	-
Due from the fund manager	1	3	12	6	1	16	6
Receivable from the Company	-	-	7,341	-	-	2,741	-
Total assets	27,682	164,778	588,904	360,926	46,525	896,661	355,315

LIABILITIES:
Due to the contract owners	1	3	12	6	1	16	6
Due to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	1	3	12	6	1	16	6

NET ASSETS	$27,682	$164,775	$588,893	$360,921	$46,525	$896,646	$355,308

Fair value per share (NAV)	$39.83	$15.19	$16.22	$8.50	$10.19	$27.07	$7.14
Shares outstanding in the Separate Account	695	10,848	35,854	42,461	4,566	33,022	49,763

(1) Investments in mutual fund shares, at cost	$23,116	$179,275	$552,508	$471,844	$45,896	$834,757	$457,952

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Putnam VT Multi- Cap Core Fund	Royce Capital Fund - Small-Cap Portfolio	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio

ASSETS:
Investments at fair value (1)	$127,574	$98,394	$7,256,236	$19,688,406	$49,900	$556,417	$37,650

Due from the contract owners	-	-	-	-	-	-	-
Due from the fund manager	2	2	151	385	1	9	1
Receivable from the Company	-	3,508	10,187	45,669	-	-	-
Total assets	127,576	101,904	7,266,574	19,734,460	49,900	556,426	37,651

LIABILITIES:
Due to the contract owners	2	2	151	385	1	9	1
Due to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	2	2	151	385	1	9	1

NET ASSETS	$127,574	$101,902	$7,266,423	$19,734,075	$49,900	$556,417	$37,650

Fair value per share (NAV)	$16.39	$8.18	$1.00	$56.38	$12.33	$13.93	$15.69
Shares outstanding in the Separate Account	7,784	12,029	7,256,236	349,209	4,047	39,944	2,400

(1) Investments in mutual fund shares, at cost	$143,443	$99,612	$7,256,325	$15,446,126	$54,678	$546,094	$37,495

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio Class II	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund	Third Avenue Value Portfolio Variable Series	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund

ASSETS:
Investments at fair value (1)	$277,331	$312,965	$114,028	$216,799	$49,466	$668,460	$182,793

Due from the contract owners	-	-	-	-	-	-	-
Due from the fund manager	4	6	2	1,262	1	14	4
Receivable from the Company	-	-	-	-	-	-	-
Total assets	277,335	312,970	114,030	218,061	49,467	668,475	182,796

LIABILITIES:
Due to the contract owners	4	6	2	1,262	1	14	4
Due to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	4	6	2	1,262	1	14	4

NET ASSETS	$277,331	$312,965	$114,028	$216,799	$49,466	$668,460	$182,793

Fair value per share (NAV)	$55.74	$52.52	$12.17	$12.48	$21.16	$8.66	$9.55
Shares outstanding in the Separate Account	4,975	5,959	9,370	17,372	2,338	77,189	19,141

(1) Investments in mutual fund shares, at cost	$255,458	$306,291	$123,948	$278,384	$32,512	$755,366	$201,337

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Touchstone VST Common Stock Fund Class SC	Touchstone VST Small Company Fund	Van Eck VIP Global Hard Assets Fund	Van Eck VIP Unconstrained Emerging Markets Bond Fund	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid- Cap Index Portfolio

ASSETS:
Investments at fair value (1)	$293,431	$129,050	$139,083	$222,517	$583,033	$241,757	$487,161

Due from the contract owners	-	-	-	-	-	-	-
Due from the fund manager	6	2	3	5	8	4	7
Receivable from the Company	3,066	-	-	46,655	-	-	-
Total assets	296,503	129,052	139,086	269,177	583,041	241,760	487,169

LIABILITIES:
Due to the contract owners	6	2	3	5	8	4	7
Due to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	6	2	3	5	8	4	7

NET ASSETS	$296,498	$129,050	$139,083	$269,172	$583,033	$241,757	$487,161

Fair value per share (NAV)	$9.51	$11.67	$27.16	$7.14	$38.81	$14.01	$21.38
Shares outstanding in the Separate Account	30,855	11,058	5,121	31,165	15,023	17,256	22,786

(1) Investments in mutual fund shares, at cost	$262,238	$152,380	$98,493	$253,780	$603,412	$238,428	$522,356

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio

ASSETS:
Investments at fair value (1)	$240,776	$309,852

Due from the contract owners	-	-
Due from the fund manager	4	5
Receivable from the Company	-	-
Total assets	240,780	309,856

LIABILITIES:
Due to the contract owners	4	5
Due to the fund manager	-	-
Payable to the Company	-	-
Total liabilities	4	5

NET ASSETS	$240,776	$309,852

Fair value per share (NAV)	$11.53	$14.78
Shares outstanding in the Separate Account	20,883	20,964

(1) Investments in mutual fund shares, at cost	$256,724	$428,345

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	AB VPS Growth And Income Portfolio	AB VPS International Growth Portfolio	AB VPS International Value Portfolio	AB VPS Large Cap Growth Portfolio	AB VPS Small/Mid Cap Value Portfolio	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio

INVESTMENT INCOME:
Dividend income	$4,025	$-	$2,001	$-	$1,860	$-	$-

EXPENSES:
Mortality and expense risk	2,010	1,938	381	4,226	1,501	1,650	15,605
Contract maintenance fees	-	-	-	-	258	680	210
Total expenses	2,010	1,938	381	4,226	1,759	2,330	15,815

NET INVESTMENT INCOME (LOSS)	2,014	(1,938)	1,620	(4,226)	102	(2,330)	(15,815)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,214	(974)	59	7,163	8,358	(29,498)	(10,003)
Capital gain distributions	45,808	36,981	-	65,710	25,084	19,709	86,386

Net realized gain (loss) on investments	49,021	36,007	59	72,873	33,443	(9,788)	76,383

Change in net unrealized appreciation (depreciation) on investments	(66,070)	(118,580)	(10,008)	(283,084)	(70,610)	(132,539)	(1,054,052)

Net realized and unrealized gain (loss) on investments	(17,049)	(82,573)	(9,949)	(210,210)	(37,167)	(142,327)	(977,668)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,034)	$(84,511)	$(8,329)	$(214,436)	$(37,066)	$(144,657)	$(993,484)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Alger Mid Cap Growth Portfolio	Allspring VT Discovery Fund - Class 2	Allspring VT Omega Growth 2	Allspring VT Opportunity Fund - Class 2	Alps Red Rocks Listed Private Equity Portfolio	American Century Investments VP Balanced Fund	American Century Investments VP Income & Growth Fund

INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	-	$12,972	$15,323

EXPENSES:
Mortality and expense risk	2,748	536	741	1,355	33	7,483	4,867
Contract maintenance fees	933	566	-	-	-	-	150
Total expenses	3,681	1,102	741	1,355	33	7,483	5,017

NET INVESTMENT INCOME (LOSS)	(3,681)	(1,102)	(741)	(1,355)	(33)	5,489	10,307

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,120)	(882)	4,250	(130)	2,191	1,216	(11,029)
Capital gain distributions	11,333	31,779	20,674	31,074	-	175,844	208,792

Net realized gain (loss) on investments	9,213	30,898	24,923	30,944	2,191	177,061	197,763

Change in net unrealized appreciation (depreciation) on investments	(185,249)	(82,043)	(76,121)	(71,270)	(4,555)	(378,349)	(335,150)

Net realized and unrealized gain (loss) on investments	(176,036)	(51,146)	(51,198)	(40,325)	(2,364)	(201,288)	(137,387)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(179,718)	$(52,247)	$(51,938)	$(41,681)	$(2,397)	$(195,799)	$(127,080)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Century Investments VP International Fund	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Value Fund	American Funds IS Bond Fund	American Funds IS Global Growth Fund	American Funds IS Growth- Income Fund	American Funds IS International Fund

INVESTMENT INCOME:
Dividend income	$3,777	$7,266	$75,757	$1,208	$1,587	$1,698	$82

EXPENSES:
Mortality and expense risk	1,888	2,506	25,522	265	841	950	23
Contract maintenance fees	98	-	1,099	-	-	-	-
Total expenses	1,986	2,506	26,621	265	841	950	23

NET INVESTMENT INCOME (LOSS)	1,791	4,760	49,136	943	745	748	60

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(134)	1,090	110,007	(45)	(298)	30	(1)
Capital gain distributions	39,759	48,394	282,172	472	19,172	16,488	651

Net realized gain (loss) on investments	39,625	49,484	392,180	427	18,874	16,518	649

Change in net unrealized appreciation (depreciation) on investments	(124,898)	(61,615)	(459,516)	(7,287)	(72,243)	(50,347)	(1,908)

Net realized and unrealized gain (loss) on investments	(85,274)	(12,130)	(67,336)	(6,860)	(53,369)	(33,829)	(1,259)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(83,483)	$(7,371)	$(18,201)	$(5,916)	$(52,624)	$(33,081)	$(1,200)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS New World Fund	Blackrock Global Allocation VI Fund	BNY Mellon IP Midcap Stock Portfolio	BNY Mellon VIF Appreciation Portfolio	BNY Mellon VIF Growth and Income Portfolio	Clearbridge Variable Large Cap Growth Portfolio	Clearbridge Variable Mid Cap Portfolio

INVESTMENT INCOME:
Dividend income	$2,337	$-	$3,726	$4,710	$2,123	$-	$302

EXPENSES:
Mortality and expense risk	844	1,902	2,704	5,435	1,932	1,386	596
Contract maintenance fees	545	-	-	19	-	264	-
Total expenses	1,389	1,902	2,704	5,454	1,932	1,650	596

NET INVESTMENT INCOME (LOSS)	948	(1,902)	1,022	(744)	191	(1,650)	(294)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	208	(2,560)	(7,346)	(1,981)	154	(370)	34
Capital gain distributions	15,918	3,514	125,691	207,768	52,535	14,807	5,233

Net realized gain (loss) on investments	16,126	954	118,345	205,787	52,690	14,437	5,267

Change in net unrealized appreciation (depreciation) on investments	(64,034)	(52,666)	(205,963)	(362,453)	(99,521)	(97,841)	(31,567)

Net realized and unrealized gain (loss) on investments	(47,907)	(51,712)	(87,618)	(156,666)	(46,831)	(83,404)	(26,300)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(46,959)	$(53,614)	$(86,596)	$(157,410)	$(46,640)	$(85,055)	$(26,594)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Clearbridge Variable Small Cap Growth Portfolio	Columbia Variable Portfolio - Emerging Markets Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Seligman Global Technology Fund	Columbia Variable Portfolio - Small Cap Value Fund	Delaware VIP Emerging Markets Series	Delaware VIP International Series

INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$496	$12,484	$1,293

EXPENSES:
Mortality and expense risk	690	75	6,696	11,216	878	1,660	443
Contract maintenance fees	-	-	147	-	94	457	118
Total expenses	690	75	6,843	11,216	972	2,117	561

NET INVESTMENT INCOME (LOSS)	(690)	(75)	(6,843)	(11,216)	(476)	10,367	731

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(3,169)	(668)	39,704	42,602	2,129	(769)	(3,092)
Capital gain distributions	2,092	3,542	-	366,868	38,960	-	7,148

Net realized gain (loss) on investments	(1,077)	2,874	39,704	409,470	41,089	(769)	4,057

Change in net unrealized appreciation (depreciation) on investments	(40,549)	(7,216)	(518,604)	(997,556)	(52,780)	(112,832)	(23,669)

Net realized and unrealized gain (loss) on investments	(41,627)	(4,342)	(478,899)	(588,086)	(11,691)	(113,600)	(19,612)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(42,317)	$(4,416)	$(485,743)	$(599,302)	$(12,167)	$(103,234)	$(18,881)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Delaware VIP Small Cap Value Series	Delaware VIP Smid Cap Core Series	Delaware VIP Value Series	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP	DWS Core Equity VIP	DWS Croci® U.S. VIP

INVESTMENT INCOME:
Dividend income	$4,164	$1,071	$3,776	$2,342	$1,254	$2,990	$840

EXPENSES:
Mortality and expense risk	3,580	1,720	1,263	884	10,558	2,296	507
Contract maintenance fees	207	-	-	461	-	-	-
Total expenses	3,787	1,720	1,263	1,345	10,558	2,296	507

NET INVESTMENT INCOME (LOSS)	378	(649)	2,513	997	(9,303)	695	333

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	5,416	98	(1,448)	8,191	92,402	513	4,108
Capital gain distributions	34,454	6,715	15,180	13,870	220,955	52,754	702

Net realized gain (loss) on investments	39,871	6,813	13,732	22,062	313,357	53,267	4,810

Change in net unrealized appreciation (depreciation) on investments	(111,258)	(47,274)	(26,559)	(31,040)	(850,907)	(122,025)	(17,261)

Net realized and unrealized gain (loss) on investments	(71,387)	(40,461)	(12,826)	(8,979)	(537,550)	(68,758)	(12,450)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(71,009)	$(41,110)	$(10,314)	$(7,982)	$(546,853)	$(68,063)	$(12,118)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	DWS Global Small Cap VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Empower Bond Index Fund	Empower Conservative Profile Fund	Empower International Index Fund

INVESTMENT INCOME:
Dividend income	$384	$10,684	$-	$969	$8,111	$26,263	$1,400

EXPENSES:
Mortality and expense risk	451	8,221	46	964	3,711	9,449	455
Contract maintenance fees	-	1,004	-	-	186	-	199
Total expenses	451	9,225	46	964	3,897	9,449	654

NET INVESTMENT INCOME (LOSS)	(67)	1,459	(46)	5	4,213	16,814	747

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(17)	(13,630)	(1,131)	68	(23,267)	(3,598)	(1,273)
Capital gain distributions	12,322	200,978	256	1,667	585	58,633	-

Net realized gain (loss) on investments	12,305	187,348	(875)	1,735	(22,682)	55,034	(1,273)

Change in net unrealized appreciation (depreciation) on investments	(33,161)	(489,020)	(2,534)	(23,165)	(101,516)	(239,604)	(14,819)

Net realized and unrealized gain (loss) on investments	(20,857)	(301,673)	(3,409)	(21,430)	(124,198)	(184,570)	(16,091)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,924)	$(300,213)	$(3,455)	$(21,424)	$(119,985)	$(167,756)	$(15,345)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Mid Cap Value Fund	Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund

INVESTMENT INCOME:
Dividend income	$977	$1,307	$792	$415	$247	$64,650	$1,577

EXPENSES:
Mortality and expense risk	318	415	306	146	231	16,021	663
Contract maintenance fees	-	-	-	-	-	-	3,051
Total expenses	318	415	306	146	231	16,021	3,714

NET INVESTMENT INCOME (LOSS)	659	892	486	269	16	48,629	(2,137)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	6	8	9	8	68	(1,201)	(719)
Capital gain distributions	2,584	3,644	2,542	1,442	718	187,095	7,629

Net realized gain (loss) on investments	2,590	3,651	2,552	1,449	786	185,894	6,911

Change in net unrealized appreciation (depreciation) on investments	(10,213)	(14,169)	(10,666)	(5,576)	(6,146)	(646,011)	(23,802)

Net realized and unrealized gain (loss) on investments	(7,622)	(10,518)	(8,115)	(4,126)	(5,360)	(460,117)	(16,891)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,964)	$(9,626)	$(7,629)	$(3,857)	$(5,344)	$(411,488)	$(19,028)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Moderately Conservative Profile Fund	Empower Multi- Sector Bond Fund	Empower Real Estate Index Fund	Empower Securefoundation® Balanced Fund	Empower T. Rowe Price Mid Cap Growth Fund	Federated Fund For U.S. Government Securities Fund II	Federated Hermes Managed Volatility Fund II

INVESTMENT INCOME:
Dividend income	$25,142	$28,609	$2,174	$265,666	$12	$42,120	$1,682

EXPENSES:
Mortality and expense risk	9,506	6,597	803	109,791	368	16,267	759
Contract maintenance fees	-	292	-	-	-	209	-
Total expenses	9,506	6,889	803	109,791	368	16,476	759

NET INVESTMENT INCOME (LOSS)	15,636	21,720	1,371	155,875	(356)	25,644	924

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,250	(1,254)	128	(14,415)	(1,744)	(47,750)	(340)
Capital gain distributions	76,141	1,478	3,033	728,876	1,357	-	21,089

Net realized gain (loss) on investments	77,391	224	3,160	714,462	(387)	(47,750)	20,749

Change in net unrealized appreciation (depreciation) on investments	(275,902)	(176,333)	(42,784)	(3,761,270)	(19,245)	(305,693)	(36,483)

Net realized and unrealized gain (loss) on investments	(198,510)	(176,109)	(39,624)	(3,046,809)	(19,632)	(353,443)	(15,734)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(182,875)	$(154,388)	$(38,253)	$(2,890,934)	$(19,988)	$(327,799)	$(14,811)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Franklin Small Cap Value VIP Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Comstock Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Growth & Income Fund

INVESTMENT INCOME:
Dividend income	$5,740	$-	$-	$1,193	$4,677	$1,162	$8,053

EXPENSES:
Mortality and expense risk	4,108	7,413	832	1,324	2,317	1,088	3,669
Contract maintenance fees	394	-	-	-	-	-	-
Total expenses	4,502	7,413	832	1,324	2,317	1,088	3,669

NET INVESTMENT INCOME (LOSS)	1,238	(7,413)	(832)	(131)	2,360	75	4,383

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(4,041)	(28,996)	(564)	308	1,949	674	3,577
Capital gain distributions	108,314	144,360	25,705	25,885	8,915	19,752	45,821

Net realized gain (loss) on investments	104,272	115,365	25,141	26,193	10,863	20,426	49,398

Change in net unrealized appreciation (depreciation) on investments	(176,517)	(520,257)	(74,276)	(67,585)	(12,143)	(53,259)	(88,859)

Net realized and unrealized gain (loss) on investments	(72,244)	(404,892)	(49,135)	(41,392)	(1,280)	(32,833)	(39,461)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(71,007)	$(412,305)	$(49,967)	$(41,523)	$1,081	$(32,759)	$(35,078)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. High Yield Fund	Invesco V.I .International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Technology Fund	Ivy VIP International Core Equity	Janus Henderson VIT Balanced Portfolio

INVESTMENT INCOME:
Dividend income	$2,281	$8,553	$429	$-	$-	$2,315	$3,938

EXPENSES:
Mortality and expense risk	661	3,953	869	902	1,569	614	2,455
Contract maintenance fees	-	337	-	-	-	64	-
Total expenses	661	4,290	869	902	1,569	678	2,455

NET INVESTMENT INCOME (LOSS)	1,621	4,263	(440)	(902)	(1,569)	1,637	1,483

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(13,141)	(4,388)	(476)	(3)	17,967	11,487	619
Capital gain distributions	-	54,560	25,641	22,284	63,713	7,970	9,908

Net realized gain (loss) on investments	(13,141)	50,172	25,165	22,281	81,680	19,457	10,527

Change in net unrealized appreciation (depreciation) on investments	(4,926)	(163,565)	(45,253)	(52,177)	(186,613)	(38,284)	(73,739)

Net realized and unrealized gain (loss) on investments	(18,067)	(113,393)	(20,088)	(29,896)	(104,933)	(18,827)	(63,212)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,446)	$(109,129)	$(20,528)	$(30,798)	$(106,502)	$(17,190)	$(61,728)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Janus Henderson VIT Balanced Portfolio Service Shares	Janus Henderson VIT Flexible Bond Portfolio	Janus Henderson VIT Flexible Bond Portfolio Service Shares	Janus Henderson VIT Global Research Portfolio	Janus Henderson VIT Global Technology and Innovation Portfolio	Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares	Janus Henderson VIT Overseas Portfolio

INVESTMENT INCOME:
Dividend income	$36,726	$47,613	$28,149	$7,218	$-	$-	$719

EXPENSES:
Mortality and expense risk	26,972	9,896	11,038	5,360	1,113	3,741	342
Contract maintenance fees	-	-	578	-	1,188	-	-
Total expenses	26,972	9,896	11,616	5,360	2,301	3,741	342

NET INVESTMENT INCOME (LOSS)	9,754	37,717	16,533	1,858	(2,301)	(3,741)	377

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	84,944	(10,755)	(11,411)	2,558	(5,676)	5,371	41
Capital gain distributions	115,339	36,626	24,505	75,873	40,245	100,137	-

Net realized gain (loss) on investments	200,283	25,870	13,094	78,431	34,569	105,508	41

Change in net unrealized appreciation (depreciation) on investments	(995,833)	(366,492)	(258,485)	(243,386)	(153,824)	(373,095)	(4,656)

Net realized and unrealized gain (loss) on investments	(795,549)	(340,622)	(245,390)	(164,955)	(119,255)	(267,587)	(4,615)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(785,796)	$(302,905)	$(228,858)	$(163,097)	$(121,556)	$(271,328)	$(4,238)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Janus Henderson VIT Overseas Portfolio Service Shares	Janus Henderson VIT Research Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Short Duration Income Portfolio	LVIP Baron Growth Opportunities Fund	MFS VIT II International Intrinsic Value Portfolio

INVESTMENT INCOME:
Dividend income	$4,274	$648	$206	$24,951	$1,403	$-	$5,628

EXPENSES:
Mortality and expense risk	2,078	3,417	344	5,942	257	9,751	7,861
Contract maintenance fees	19	-	-	345	148	1,584	700
Total expenses	2,097	3,417	344	6,287	405	11,335	8,561

NET INVESTMENT INCOME (LOSS)	2,176	(2,769)	(137)	18,664	998	(11,335)	(2,933)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	11,883	3,484	(3)	1,612	(197)	123,470	6,892
Capital gain distributions	-	71,862	9,587	-	-	91,723	49,559

Net realized gain (loss) on investments	11,883	75,346	9,584	1,612	(197)	215,194	56,451

Change in net unrealized appreciation (depreciation) on investments	(44,491)	(231,227)	(20,281)	(160,620)	(2,516)	(648,842)	(390,883)

Net realized and unrealized gain (loss) on investments	(32,608)	(155,881)	(10,697)	(159,008)	(2,714)	(433,649)	(334,432)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(30,432)	$(158,651)	$(10,834)	$(140,344)	$(1,716)	$(444,984)	$(337,365)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	MFS VIT III Mid Cap Value Portfolio	MFS VIT Utilities Series	Morgan Stanley VIF U.S. Real Estate Portfolio	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	NVIT Mid Cap Index Fund	Pimco VIT Commodity Real Return Strategy Portfolio	Pimco VIT Emerging Markets Bond Portfolio

INVESTMENT INCOME:
Dividend income	$2,581	$10,989	$5,784	$1	$9,964	$38,683	$4,111

EXPENSES:
Mortality and expense risk	1,352	3,498	3,776	7	7,596	1,125	417
Contract maintenance fees	-	-	151	-	511	26	-
Total expenses	1,352	3,498	3,927	7	8,107	1,151	417

NET INVESTMENT INCOME (LOSS)	1,228	7,490	1,857	(6)	1,857	37,532	3,694

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,179	2,026	(20,904)	0	7,614	8,511	(102)
Capital gain distributions	21,512	19,320	101,210	112	259,340	-	-

Net realized gain (loss) on investments	23,691	21,347	80,305	113	266,954	8,511	(102)

Change in net unrealized appreciation (depreciation) on investments	(53,087)	(30,020)	(228,370)	(211)	(431,533)	(32,363)	(19,573)

Net realized and unrealized gain (loss) on investments	(29,396)	(8,673)	(148,065)	(98)	(164,580)	(23,852)	(19,674)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(28,168)	$(1,183)	$(146,207)	$(104)	$(162,723)	$13,680	$(15,981)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Pimco VIT High Yield Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio	Pimco VIT Total Return Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio	Pioneer Select Mid Cap Growth VCT Portfolio

INVESTMENT INCOME:
Dividend income	$85,732	$45,822	$28,861	$98,361	$4,958	$825	$-

EXPENSES:
Mortality and expense risk	10,649	20,430	2,573	26,796	5,282	942	1,288
Contract maintenance fees	312	2,264	-	1,105	-	-	-
Total expenses	10,961	22,694	2,573	27,901	5,282	942	1,288

NET INVESTMENT INCOME (LOSS)	74,771	23,128	26,288	70,459	(324)	(117)	(1,288)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(13,825)	(37,046)	(107)	(48,154)	1,585	18,605	(1,300)
Capital gain distributions	-	-	-	-	120,273	24,380	31,964

Net realized gain (loss) on investments	(13,825)	(37,046)	(107)	(48,154)	121,858	42,985	30,665

Change in net unrealized appreciation (depreciation) on investments	(269,869)	(186,618)	(81,320)	(665,850)	(297,497)	(46,730)	(98,364)

Net realized and unrealized gain (loss) on investments	(283,694)	(223,664)	(81,427)	(714,004)	(175,638)	(3,745)	(67,699)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(208,922)	$(200,536)	$(55,138)	$(643,545)	$(175,962)	$(3,861)	$(68,987)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Prudential Series Fund Equity Portfolio	Prudential Series Fund Natural Resources Portfolio	Putnam VT Global Asset Allocation Fund	Putnam VT Global Health Care Fund	Putnam VT Income Fund	Putnam VT International Value Fund	Putnam VT Large Cap Value Fund

INVESTMENT INCOME:
Dividend income	$-	$-	$2,808	$2,246	$23,266	$1,435	$13,136

EXPENSES:
Mortality and expense risk	894	221	1,269	4,085	2,220	273	5,568
Contract maintenance fees	9	-	-	-	-	-	162
Total expenses	903	221	1,269	4,085	2,220	273	5,730

NET INVESTMENT INCOME (LOSS)	(903)	(221)	1,539	(1,839)	21,046	1,162	7,406

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	45,335	25	(4)	692	(7,259)	980	20,070
Capital gain distributions	-	-	15,982	50,964	-	2,253	76,105

Net realized gain (loss) on investments	45,335	25	15,978	51,656	(7,259)	3,232	96,176

Change in net unrealized appreciation (depreciation) on investments	(81,128)	4,909	(49,882)	(82,263)	(74,275)	(9,176)	(142,639)

Net realized and unrealized gain (loss) on investments	(35,793)	4,935	(33,903)	(30,607)	(81,534)	(5,943)	(46,464)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(36,696)	$4,713	$(32,365)	$(32,446)	$(60,488)	$(4,781)	$(39,058)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Cap Core Fund	Royce Capital Fund - Small-Cap Portfolio	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio

INVESTMENT INCOME:
Dividend income	$49,432	$2,491	$76	$106,175	$274,983	$813	$9,541

EXPENSES:
Mortality and expense risk	3,542	912	727	55,014	155,857	292	3,604
Contract maintenance fees	-	-	-	142	6,488	-	5,087
Total expenses	3,542	912	727	55,156	162,345	292	8,691

NET INVESTMENT INCOME (LOSS)	45,891	1,580	(652)	51,019	112,638	521	850

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(54,804)	2,759	1,076	1	935,313	41	827
Capital gain distributions	-	40,291	1,757	-	170,899	984	11,766

Net realized gain (loss) on investments	(54,804)	43,050	2,833	1	1,106,212	1,025	12,594

Change in net unrealized appreciation (depreciation) on investments	(52,303)	(70,102)	(13,504)	-	(6,177,875)	(10,685)	(129,222)
					7,232,022
Net realized and unrealized gain (loss) on investments	(107,107)	(27,053)	(10,671)	1	(5,071,663)	(9,660)	(116,629)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(61,216)	$(25,473)	$(11,322)	$51,020	$(4,959,025)	$(9,139)	$(115,778)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio Class II	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund	Third Avenue Value Portfolio Variable Series	Touchstone VST Bond Fund

INVESTMENT INCOME:
Dividend income	$676	$-	$-	$3,485	$-	$683	$14,569

EXPENSES:
Mortality and expense risk	196	1,531	2,001	796	1,558	347	6,381
Contract maintenance fees	358	611	-	-	52	-	-
Total expenses	554	2,142	2,001	796	1,610	347	6,381

NET INVESTMENT INCOME (LOSS)	122	(2,142)	(2,001)	2,689	(1,610)	337	8,188

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,086	2,455	4,414	(64)	(23,032)	101	(20,703)
Capital gain distributions	983	4,415	5,281	-	-	-	5,478

Net realized gain (loss) on investments	2,070	6,870	9,695	(64)	(23,032)	101	(15,225)

Change in net unrealized appreciation (depreciation) on investments	(10,700)	(53,104)	(41,683)	(12,878)	4,962	6,083	(137,324)

Net realized and unrealized gain (loss) on investments	(8,630)	(46,234)	(31,988)	(12,943)	(18,070)	6,184	(152,549)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,508)	$(48,376)	$(33,989)	$(10,254)	$(19,680)	$6,521	$(144,361)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Touchstone VST Common Stock Fund	Touchstone VST Common Stock Fund Class SC	Touchstone VST Small Company Fund	Van Eck VIP Global Hard Assets Fund	Van Eck VIP Unconstrained Emerging Markets Bond Fund	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio

INVESTMENT INCOME:
Dividend income	$1,398	$740	$44	$2,195	$10,231	$5,379	$2,847

EXPENSES:
Mortality and expense risk	2,241	2,288	825	976	2,012	3,033	1,426
Contract maintenance fees	-	-	-	26	97	1,745	1,137
Total expenses	2,241	2,288	825	1,002	2,109	4,778	2,563

NET INVESTMENT INCOME (LOSS)	(843)	(1,548)	(782)	1,193	8,121	600	284

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(7,800)	6,401	844	1,651	(6,643)	1,081	4,674
Capital gain distributions	44,603	42,288	36,305	-	-	58,115	22,527

Net realized gain (loss) on investments	36,803	48,688	37,148	1,651	(6,643)	59,197	27,201

Change in net unrealized appreciation (depreciation) on investments	(105,573)	(114,255)	(59,055)	5,546	(24,716)	(172,368)	(60,861)

Net realized and unrealized gain (loss) on investments	(68,770)	(65,567)	(21,907)	7,197	(31,359)	(113,171)	(33,660)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(69,613)	$(67,115)	$(22,688)	$8,390	$(23,238)	$(112,571)	$(33,376)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Vanguard VIF Mid- Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio

INVESTMENT INCOME:
Dividend income	$5,929	$4,945	$923

EXPENSES:
Mortality and expense risk	2,861	1,431	1,823
Contract maintenance fees	1,144	297	569
Total expenses	4,005	1,728	2,392

NET INVESTMENT INCOME (LOSS)	1,924	3,217	(1,468)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,533	4,074	(4,924)
Capital gain distributions	56,243	11,170	99,026

Net realized gain (loss) on investments	58,776	15,244	94,102

Change in net unrealized appreciation (depreciation) on investments	(180,969)	(103,019)	(204,244)

Net realized and unrealized gain (loss) on investments	(122,193)	(87,775)	(110,142)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(120,269)	$(84,558)	$(111,610)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	AB VPS Growth And Income Portfolio	AB VPS International Growth Portfolio	AB VPS International Value Portfolio	AB VPS Large Cap Growth Portfolio	AB VPS Small/Mid Cap Value Portfolio	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,014	$(1,938)	$1,620	$(4,226)	$102	$(2,330)	$(15,815)
Net realized gain (loss) on investments	49,021	36,007	59	72,873	33,443	(9,788)	76,383
Change in net unrealized appreciation (depreciation) on investments	(66,070)	(118,580)	(10,008)	(283,084)	(70,610)	(132,539)	(1,054,052)

Net increase (decrease) in net assets resulting from operations	(15,034)	(84,511)	(8,329)	(214,436)	(37,066)	(144,657)	(993,484)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(21,545)	(2,163)	(8,580)	(74,331)	(59,232)	(125,880)	49,072
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	866	-	(52,800)

Increase (decrease) in net assets resulting from Contract transactions	(21,545)	(2,163)	(8,580)	(74,331)	(58,366)	(125,880)	(3,728)

Total increase (decrease) in net assets	(36,579)	(86,674)	(16,909)	(288,768)	(95,431)	(270,537)	(997,211)

NET ASSETS:
Beginning of period	323,613	299,222	59,671	752,654	258,802	491,034	2,545,033

End of period	$287,034	$212,549	$42,762	$463,886	$163,371	$220,498	$1,547,821

CHANGES IN UNITS OUTSTANDING:
Units issued	-	124	-	3,197	43	670	1,150
Units redeemed	(1,044)	(245)	(1,001)	(5,316)	(2,586)	(5,637)	(915)

Net increase (decrease)	(1,044)	(121)	(1,001)	(2,119)	(2,543)	(4,967)	235

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Alger Mid Cap Growth Portfolio	Allspring VT Discovery Fund - Class 2	Allspring VT Omega Growth 2	Allspring VT Opportunity Fund - Class 2	Alps Red Rocks Listed Private Equity Portfolio	American Century Investments VP Balanced Fund	American Century Investments VP Income & Growth Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,681)	$(1,102)	$(741)	$(1,355)	$(33)	$5,489	$10,307
Net realized gain (loss) on investments	9,213	30,898	24,923	30,944	2,191	177,061	197,763
Change in net unrealized appreciation (depreciation) on investments	(185,249)	(82,043)	(76,121)	(71,270)	(4,555)	(378,349)	(335,150)

Net increase (decrease) in net assets resulting from operations	(179,718)	(52,247)	(51,938)	(41,681)	(2,397)	(195,799)	(127,080)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	120	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	(1,162)	-
Net transfers (to) from the Company and Subaccounts	12,367	(1,744)	(26,974)	(11,332)	(19,065)	178,793	(1,522)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	1,404	-	18,910	-

Increase (decrease) in net assets resulting from Contract transactions	12,367	(1,744)	(26,974)	(9,929)	(19,065)	196,661	(1,522)

Total increase (decrease) in net assets	(167,351)	(53,991)	(78,912)	(51,609)	(21,461)	862	(128,602)

NET ASSETS:
Beginning of period	483,183	136,345	157,533	199,899	21,461	948,743	957,584

End of period	$315,832	$82,354	$78,621	$148,290	$-	$949,605	$828,982

CHANGES IN UNITS OUTSTANDING:
Units issued	315	-	-	-	-	13,126	2,025
Units redeemed	(58)	(110)	(1,012)	(336)	(994)	(4,690)	(2,116)

Net increase (decrease)	258	(110)	(1,012)	(336)	(994)	8,436	(91)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Century Investments VP International Fund	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Value Fund	American Funds IS Bond Fund	American Funds IS Global Growth Fund	American Funds IS Growth- Income Fund	American Funds IS International Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,791	$4,760	$49,136	$943	$745	$748	$60
Net realized gain (loss) on investments	39,625	49,484	392,180	427	18,874	16,518	649
Change in net unrealized appreciation (depreciation) on investments	(124,898)	(61,615)	(459,516)	(7,287)	(72,243)	(50,347)	(1,908)

Net increase (decrease) in net assets resulting from operations	(83,483)	(7,371)	(18,201)	(5,916)	(52,624)	(33,081)	(1,200)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	60	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(49,575)	(20,126)	(81,707)	2	5,268	(11,449)	-
Adjustments to net assets allocated to contracts in payout phase	(12,107)	-	(118,067)	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(61,681)	(20,126)	(199,714)	2	5,268	(11,449)	-

Total increase (decrease) in net assets	(145,164)	(27,497)	(217,914)	(5,915)	(47,356)	(44,530)	(1,200)

NET ASSETS:
Beginning of period	349,827	378,488	3,791,350	45,008	208,154	192,662	5,674

End of period	$204,663	$350,991	$3,573,435	$39,093	$160,798	$148,132	$4,474

CHANGES IN UNITS OUTSTANDING:
Units issued	1,229	1,547	12,895	-	702	74	-
Units redeemed	(3,195)	(2,264)	(12,727)	-	(474)	(909)	-

Net increase (decrease)	(1,965)	(717)	169	-	228	(835)	-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS New World Fund	Blackrock Global Allocation VI Fund	BNY Mellon IP Midcap Stock Portfolio	BNY Mellon VIF Appreciation Portfolio	BNY Mellon VIF Growth and Income Portfolio	Clearbridge Variable Large Cap Growth Portfolio	Clearbridge Variable Mid Cap Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$948	$(1,902)	$1,022	$(744)	$191	$(1,650)	$(294)
Net realized gain (loss) on investments	16,126	954	118,345	205,787	52,690	14,437	5,267
Change in net unrealized appreciation (depreciation) on investments	(64,034)	(52,666)	(205,963)	(362,453)	(99,521)	(97,841)	(31,567)

Net increase (decrease) in net assets resulting from operations	(46,959)	(53,614)	(86,596)	(157,410)	(46,640)	(85,055)	(26,594)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	13,875	(12,331)	(39,680)	(10,649)	8	30,533	5,018
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	13,875	(12,331)	(39,680)	(10,649)	8	30,533	5,018

Total increase (decrease) in net assets	(33,084)	(65,945)	(126,276)	(168,059)	(46,631)	(54,521)	(21,576)

NET ASSETS:
Beginning of period	199,628	329,475	590,113	841,027	302,145	246,683	102,185

End of period	$166,544	$263,529	$463,837	$672,968	$255,514	$192,162	$80,609

CHANGES IN UNITS OUTSTANDING:
Units issued	1,025	30	-	162	-	2,376	317
Units redeemed	(218)	(931)	(2,531)	(476)	-	(407)	(4)

Net increase (decrease)	807	(901)	(2,531)	(314)	-	1,969	313

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Clearbridge Variable Small Cap Growth Portfolio	Columbia Variable Portfolio - Emerging Markets Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Seligman Global Technology Fund	Columbia Variable Portfolio - Small Cap Value Fund	Delaware VIP Emerging Markets Series	Delaware VIP International Series

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(690)	$(75)	$(6,843)	$(11,216)	$(476)	$10,367	$731
Net realized gain (loss) on investments	(1,077)	2,874	39,704	409,470	41,089	(769)	4,057
Change in net unrealized appreciation (depreciation) on investments	(40,549)	(7,216)	(518,604)	(997,556)	(52,780)	(112,832)	(23,669)

Net increase (decrease) in net assets resulting from operations	(42,317)	(4,416)	(485,743)	(599,302)	(12,167)	(103,234)	(18,881)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(292)	2,344	(27,778)	6,108	(17,511)	(8,582)	(2,871)
Adjustments to net assets allocated to contracts in payout phase	-	-	432	301	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(292)	2,344	(27,346)	6,409	(17,511)	(8,582)	(2,871)

Total increase (decrease) in net assets	(42,609)	(2,072)	(513,089)	(592,893)	(29,678)	(111,816)	(21,752)

NET ASSETS:
Beginning of period	139,102	12,650	1,530,642	1,821,836	129,611	368,314	98,048

End of period	$96,493	$10,578	$1,017,553	$1,228,943	$99,933	$256,498	$76,296

CHANGES IN UNITS OUTSTANDING:
Units issued	353	272	2,194	2,584	-	2,489	552
Units redeemed	(456)	(50)	(3,474)	(2,239)	(452)	(3,321)	(1,038)

Net increase (decrease)	(103)	222	(1,280)	344	(452)	(832)	(486)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Delaware VIP Small Cap Value Series	Delaware VIP Smid Cap Core Series	Delaware VIP Value Series	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP	DWS Core Equity VIP	DWS Croci® U.S. VIP

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$378	$(649)	$2,513	$997	$(9,303)	$695	$333
Net realized gain (loss) on investments	39,871	6,813	13,732	22,062	313,357	53,267	4,810
Change in net unrealized appreciation (depreciation) on investments	(111,258)	(47,274)	(26,559)	(31,040)	(850,907)	(122,025)	(17,261)

Net increase (decrease) in net assets resulting from operations	(71,009)	(41,110)	(10,314)	(7,982)	(546,853)	(68,063)	(12,118)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	60	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(99,008)	(16,634)	(33,765)	(11,787)	(123,573)	(22,041)	(53,387)
Adjustments to net assets allocated to contracts in payout phase	1,166	-	-	-	-	-	718

Increase (decrease) in net assets resulting from Contract transactions	(97,842)	(16,634)	(33,765)	(11,787)	(123,513)	(22,041)	(52,669)

Total increase (decrease) in net assets	(168,851)	(57,744)	(44,079)	(19,769)	(670,367)	(90,105)	(64,787)

NET ASSETS:
Beginning of period	576,942	285,474	249,260	188,423	1,843,497	427,549	109,831

End of period	$408,091	$227,730	$205,181	$168,654	$1,173,131	$337,445	$45,045

CHANGES IN UNITS OUTSTANDING:
Units issued	169	35	4	1,327	6,392	207	308
Units redeemed	(3,029)	(777)	(2,321)	(1,902)	(8,014)	(1,164)	(2,838)

Net increase (decrease)	(2,860)	(742)	(2,317)	(575)	(1,622)	(957)	(2,530)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	DWS Global Small Cap VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Empower Bond Index Fund	Empower Conservative Profile Fund	Empower International Index Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(67)	$1,459	$(46)	$5	$4,213	$16,814	$747
Net realized gain (loss) on investments	12,305	187,348	(875)	1,735	(22,682)	55,034	(1,273)
Change in net unrealized appreciation (depreciation) on investments	(33,161)	(489,020)	(2,534)	(23,165)	(101,516)	(239,604)	(14,819)

Net increase (decrease) in net assets resulting from operations	(20,924)	(300,213)	(3,455)	(21,424)	(119,985)	(167,756)	(15,345)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	9,200	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	(15,730)	-	-	(68,031)	-	-
Net transfers (to) from the Company and Subaccounts	2	(11,042)	(18,651)	(1,480)	(106,979)	(47,286)	46,934
Adjustments to net assets allocated to contracts in payout phase	-	820	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	2	(16,751)	(18,651)	(1,480)	(175,010)	(47,286)	46,934

Total increase (decrease) in net assets	(20,922)	(316,964)	(22,105)	(22,905)	(294,996)	(215,043)	31,589

NET ASSETS:
Beginning of period	85,244	1,426,654	24,025	130,646	946,742	1,608,089	47,774

End of period	$64,322	$1,109,690	$1,919	$107,741	$651,746	$1,393,046	$79,364

CHANGES IN UNITS OUTSTANDING:
Units issued	-	5,771	-	12	187	-	4,746
Units redeemed	-	(7,338)	(1,004)	(73)	(16,858)	(4,207)	(1,110)

Net increase (decrease)	-	(1,567)	(1,004)	(61)	(16,671)	(4,207)	3,637

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Mid Cap Value Fund	Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$659	$892	$486	$269	$16	$48,629	$(2,137)
Net realized gain (loss) on investments	2,590	3,651	2,552	1,449	786	185,894	6,911
Change in net unrealized appreciation (depreciation) on investments	(10,213)	(14,169)	(10,666)	(5,576)	(6,146)	(646,011)	(23,802)

Net increase (decrease) in net assets resulting from operations	(6,964)	(9,626)	(7,629)	(3,857)	(5,344)	(411,488)	(19,028)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	2	2	2	1	(1,421)	(150,452)	(2,893)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	2	2	2	1	(1,421)	(150,452)	(2,893)

Total increase (decrease) in net assets	(6,962)	(9,624)	(7,628)	(3,856)	(6,765)	(561,941)	(21,921)

NET ASSETS:
Beginning of period	54,265	71,218	53,020	25,420	44,936	3,317,133	118,346

End of period	$47,303	$61,594	$45,393	$21,564	$38,171	$2,755,193	$96,425

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	-	66	-	-
Units redeemed	-	-	-	-	(145)	(12,416)	(271)

Net increase (decrease)	-	-	-	-	(80)	(12,416)	(271)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Moderately Conservative Profile Fund	Empower Multi- Sector Bond Fund	Empower Real Estate Index Fund	Empower Securefoundation® Balanced Fund	Empower T. Rowe Price Mid Cap Growth Fund	Federated Fund For U.S. Government Securities Fund II	Federated Hermes Managed Volatility Fund II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,636	$21,720	$1,371	$155,875	$(356)	$25,644	$924
Net realized gain (loss) on investments	77,391	224	3,160	714,462	(387)	(47,750)	20,749
Change in net unrealized appreciation (depreciation) on investments	(275,902)	(176,333)	(42,784)	(3,761,270)	(19,245)	(305,693)	(36,483)

Net increase (decrease) in net assets resulting from operations	(182,875)	(154,388)	(38,253)	(2,890,934)	(19,988)	(327,799)	(14,811)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	2,600	-	-	6,000	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	(38,674)	-	-	(56,541)	-	-	-
Net transfers (to) from the Company and Subaccounts	(47,109)	65,180	7,173	(978,896)	(10,324)	(200,302)	(5,603)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	(1,064)	(6,611)

Increase (decrease) in net assets resulting from Contract transactions	(85,783)	65,180	9,773	(1,035,437)	(10,324)	(195,367)	(12,213)

Total increase (decrease) in net assets	(268,657)	(89,208)	(28,480)	(3,926,371)	(30,312)	(523,166)	(27,024)

NET ASSETS:
Beginning of period	1,653,665	1,286,577	145,382	19,418,592	83,277	2,533,791	113,975

End of period	$1,385,008	$1,197,369	$116,902	$15,492,222	$52,965	$2,010,626	$86,951

CHANGES IN UNITS OUTSTANDING:
Units issued	-	9,505	1,936	-	231	9,158	-
Units redeemed	(4,058)	(3,827)	(848)	(69,931)	(943)	(23,796)	(201)

Net increase (decrease)	(4,058)	5,678	1,088	(69,931)	(712)	(14,638)	(201)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Franklin Small Cap Value VIP Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Comstock Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Growth & Income Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,238	$(7,413)	$(832)	$(131)	$2,360	$75	$4,383
Net realized gain (loss) on investments	104,272	115,365	25,141	26,193	10,863	20,426	49,398
Change in net unrealized appreciation (depreciation) on investments	(176,517)	(520,257)	(74,276)	(67,585)	(12,143)	(53,259)	(88,859)

Net increase (decrease) in net assets resulting from operations	(71,007)	(412,305)	(49,967)	(41,523)	1,081	(32,759)	(35,078)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	600	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(53,036)	(87,888)	(2,327)	(1,615)	(9,602)	(10,658)	(51,083)
Adjustments to net assets allocated to contracts in payout phase	-	(68,893)	-	-	-	(83,276)	-

Increase (decrease) in net assets resulting from Contract transactions	(53,036)	(156,181)	(2,327)	(1,615)	(9,602)	(93,934)	(51,083)

Total increase (decrease) in net assets	(124,043)	(568,486)	(52,294)	(43,139)	(8,522)	(126,693)	(86,160)

NET ASSETS:
Beginning of period	677,443	1,268,271	181,596	254,414	296,643	247,683	555,326

End of period	$553,401	$699,785	$129,302	$211,275	$288,122	$120,990	$469,165

CHANGES IN UNITS OUTSTANDING:
Units issued	556	1,177	49	43	6	-	-
Units redeemed	(2,900)	(12,081)	(263)	(129)	(288)	(248)	(1,575)

Net increase (decrease)	(2,344)	(10,904)	(214)	(87)	(283)	(248)	(1,575)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Technology Fund	Ivy VIP International Core Equity	Janus Henderson VIT Balanced Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,621	$4,263	$(440)	$(902)	$(1,569)	$1,637	$1,483
Net realized gain (loss) on investments	(13,141)	50,172	25,165	22,281	81,680	19,457	10,527
Change in net unrealized appreciation (depreciation) on investments	(4,926)	(163,565)	(45,253)	(52,177)	(186,613)	(38,284)	(73,739)

Net increase (decrease) in net assets resulting from operations	(16,446)	(109,129)	(20,528)	(30,798)	(106,502)	(17,190)	(61,728)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(49,869)	440	(1,597)	4	(45,688)	(51,204)	11
Adjustments to net assets allocated to contracts in payout phase	-	-	697	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(49,869)	440	(900)	4	(45,688)	(51,204)	11

Total increase (decrease) in net assets	(66,315)	(108,689)	(21,427)	(30,794)	(152,190)	(68,394)	(61,718)

NET ASSETS:
Beginning of period	139,216	570,489	140,117	145,960	290,015	168,957	362,055

End of period	$72,901	$461,800	$118,690	$115,166	$137,826	$100,563	$300,338

CHANGES IN UNITS OUTSTANDING:
Units issued	2,291	2,871	-	-	-	-	-
Units redeemed	(6,900)	(2,976)	(54)	-	(4,664)	(3,918)	-

Net increase (decrease)	(4,609)	(106)	(54)	-	(4,664)	(3,918)	-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Janus Henderson VIT Balanced Portfolio Service Shares	Janus Henderson VIT Flexible Bond Portfolio	Janus Henderson VIT Flexible Bond Portfolio Service Shares	Janus Henderon VIT Global Research Portfolio	Janus Henderson VIT Global Technology and Innovation Portfolio	Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares	Janus Henderson VIT Overseas Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,754	$37,717	$16,533	$1,858	$(2,301)	$(3,741)	$377
Net realized gain (loss) on investments	200,283	25,870	13,094	78,431	34,569	105,508	41
Change in net unrealized appreciation (depreciation) on investments	(995,833)	(366,492)	(258,485)	(243,386)	(153,824)	(373,095)	(4,656)

Net increase (decrease) in net assets resulting from operations	(785,796)	(302,905)	(228,858)	(163,097)	(121,556)	(271,328)	(4,238)

CONTRACT TRANSACTIONS:
Proceeds from units sold	420	-	60	-	-	600	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(419,513)	(84,511)	(37,505)	(1,712)	(13,369)	109,529	2
Adjustments to net assets allocated to contracts in payout phase	258	(19,382)	-	301	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(418,835)	(103,892)	(37,445)	(1,411)	(13,369)	110,129	2

Total increase (decrease) in net assets	(1,204,631)	(406,797)	(266,302)	(164,508)	(134,925)	(161,199)	(4,236)

NET ASSETS:
Beginning of period	4,687,632	2,196,612	1,574,337	815,849	323,789	636,244	45,194

End of period	$3,483,002	$1,789,815	$1,308,035	$651,341	$188,864	$475,045	$40,959

CHANGES IN UNITS OUTSTANDING:
Units issued	98	708	4,436	1	129	3,495	-
Units redeemed	(18,734)	(6,361)	(6,923)	(48)	(616)	(784)	-

Net increase (decrease)	(18,635)	(5,653)	(2,487)	(47)	(487)	2,711	-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Janus Henderson VIT Overseas Portfolio Service Shares	Janus Henderson VIT Research Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Short Duration Income Portfolio	LVIP Baron Growth Opportunities Fund	MFS VIT II International Intrinsic Value Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,176	$(2,769)	$(137)	$18,664	$998	$(11,335)	$(2,933)
Net realized gain (loss) on investments	11,883	75,346	9,584	1,612	(197)	215,194	56,451
Change in net unrealized appreciation (depreciation) on investments	(44,491)	(231,227)	(20,281)	(160,620)	(2,516)	(648,842)	(390,883)

Net increase (decrease) in net assets resulting from operations	(30,432)	(158,651)	(10,834)	(140,344)	(1,716)	(444,984)	(337,365)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	10,318	(6,667)	(444)	(110,836)	34,914	(217,775)	16,305
Adjustments to net assets allocated to contracts in payout phase	817	(38,866)	-	520	-	(23,149)	239

Increase (decrease) in net assets resulting from Contract transactions	11,136	(45,533)	(444)	(110,316)	34,914	(240,923)	16,543

Total increase (decrease) in net assets	(19,296)	(204,184)	(11,278)	(250,660)	33,198	(685,907)	(320,822)

NET ASSETS:
Beginning of period	261,605	564,918	54,396	967,160	15,190	1,842,133	1,392,692

End of period	$242,309	$360,734	$43,118	$716,500	$48,388	$1,156,226	$1,071,870

CHANGES IN UNITS OUTSTANDING:
Units issued	4,917	-	-	1,952	3,641	2,173	3,791
Units redeemed	(4,533)	(112)	(25)	(9,013)	(213)	(4,854)	(3,664)

Net increase (decrease)	384	(112)	(25)	(7,062)	3,428	(2,681)	127

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	MFS VIT III Mid Cap Value Portfolio	MFS VIT Utilities Series	Morgan Stanley VIF U.S. Real Estate Portfolio	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	NVIT Mid Cap Index Fund	Pimco VIT Commodity Real Return Strategy Portfolio	Pimco VIT Emerging Markets Bond Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,228	$7,490	$1,857	$(6)	$1,857	$37,532	$3,694
Net realized gain (loss) on investments	23,691	21,347	80,305	113	266,954	8,511	(102)
Change in net unrealized appreciation (depreciation) on investments	(53,087)	(30,020)	(228,370)	(211)	(431,533)	(32,363)	(19,573)

Net increase (decrease) in net assets resulting from operations	(28,168)	(1,183)	(146,207)	(104)	(162,723)	13,680	(15,981)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	8,550	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	(13,478)	-	-
Net transfers (to) from the Company and Subaccounts	(17,665)	(10,918)	(72,282)	1	(55,659)	(2,899)	309
Adjustments to net assets allocated to contracts in payout phase	-	-	(21,616)	-	752	-	-

Increase (decrease) in net assets resulting from Contract transactions	(17,665)	(10,918)	(93,898)	1	(59,835)	(2,899)	309

Total increase (decrease) in net assets	(45,832)	(12,101)	(240,106)	(104)	(222,558)	10,780	(15,672)

NET ASSETS:
Beginning of period	300,659	500,443	584,759	966	1,178,291	162,963	99,009

End of period	$254,827	$488,342	$344,653	$862	$955,733	$173,744	$83,337

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	286	-	2,062	2,802	30
Units redeemed	(1,172)	(481)	(1,671)	-	(4,502)	(3,030)	-

Net increase (decrease)	(1,172)	(481)	(1,385)	-	(2,440)	(228)	30

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Pimco VIT High Yield Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio	Pimco VIT Total Return Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio	Pioneer Select Mid Cap Growth VCT Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$74,771	$23,128	$26,288	$70,459	$(324)	$(117)	$(1,288)
Net realized gain (loss) on investments	(13,825)	(37,046)	(107)	(48,154)	121,858	42,985	30,665
Change in net unrealized appreciation (depreciation) on investments	(269,869)	(186,618)	(81,320)	(665,850)	(297,497)	(46,730)	(98,364)

Net increase (decrease) in net assets resulting from operations	(208,922)	(200,536)	(55,138)	(643,545)	(175,962)	(3,861)	(68,987)

CONTRACT TRANSACTIONS:
Proceeds from units sold	120	-	-	-	60	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	(36,255)	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(141,947)	(486,692)	(25,555)	(406,170)	(13,764)	(18,914)	(2,842)
Adjustments to net assets allocated to contracts in payout phase	362	-	-	(357)	704	-	254

Increase (decrease) in net assets resulting from Contract transactions	(141,465)	(522,947)	(25,555)	(406,526)	(13,000)	(18,914)	(2,588)

Total increase (decrease) in net assets	(350,387)	(723,483)	(80,694)	(1,050,072)	(188,962)	(22,775)	(71,574)

NET ASSETS:
Beginning of period	1,961,169	3,210,425	454,901	4,525,304	884,233	153,623	222,848

End of period	$1,610,782	$2,486,942	$374,207	$3,475,232	$695,271	$130,847	$151,273

CHANGES IN UNITS OUTSTANDING:
Units issued	530	4,061	100	3,443	11	2,989	308
Units redeemed	(7,844)	(47,939)	(2,313)	(28,334)	(485)	(3,513)	(251)

Net increase (decrease)	(7,314)	(43,878)	(2,213)	(24,892)	(474)	(524)	57

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Prudential Series Fund Equity Portfolio	Prudential Series Fund Natural Resources Portfolio	Putnam VT Global Asset Allocation Fund	Putnam VT Global Health Care Fund	Putnam VT Income Fund	Putnam VT International Value Fund	Putnam VT Large Cap Value Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(903)	$(221)	$1,539	$(1,839)	$21,046	$1,162	$7,406
Net realized gain (loss) on investments	45,335	25	15,978	51,656	(7,259)	3,232	96,176
Change in net unrealized appreciation (depreciation) on investments	(81,128)	4,909	(49,882)	(82,263)	(74,275)	(9,176)	(142,639)

Net increase (decrease) in net assets resulting from operations	(36,696)	4,713	(32,365)	(32,446)	(60,488)	(4,781)	(39,058)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	600	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(85,233)	1	6	5,827	(19,011)	(22,699)	98,504
Adjustments to net assets allocated to contracts in payout phase	456	-	-	3,005	-	-	1,024

Increase (decrease) in net assets resulting from Contract transactions	(84,777)	1	606	8,832	(19,011)	(22,699)	99,528

Total increase (decrease) in net assets	(121,473)	4,714	(31,759)	(23,614)	(79,499)	(27,480)	60,470

NET ASSETS:
Beginning of period	197,353	22,968	196,533	612,506	440,419	74,005	836,176

End of period	$75,880	$27,682	$164,775	$588,892	$360,921	$46,525	$896,646

CHANGES IN UNITS OUTSTANDING:
Units issued	1	-	39	376	901	201	5,636
Units redeemed	(2,352)	-	-	(201)	(2,703)	(2,022)	(3,834)

Net increase (decrease)	(2,351)	-	39	175	(1,803)	(1,821)	1,802

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Cap Core Fund	Royce Capital Fund - Small-Cap Portfolio	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$45,891	$1,580	$(652)	$51,019	$112,638	$521	$850
Net realized gain (loss) on investments	(54,804)	43,050	2,833	1	1,106,212	1,025	12,594
Change in net unrealized appreciation (depreciation) on investments	(52,303)	(70,102)	(13,504)	-	(6,177,875)	(10,685)	(129,222)

Net increase (decrease) in net assets resulting from operations	(61,216)	(25,473)	(11,322)	51,020	(4,959,025)	(9,139)	(115,778)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	600	20,950	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	(900,814)	(62,461)	-	-
Net transfers (to) from the Company and Subaccounts	(172,353)	(25,016)	(2,584)	(28,395)	(3,001,192)	(3,181)	19
Adjustments to net assets allocated to contracts in payout phase	-	-	1,157	1,242	(115,142)	-	-

Increase (decrease) in net assets resulting from Contract transactions	(172,353)	(25,016)	(1,427)	(927,366)	(3,157,845)	(3,181)	19

Total increase (decrease) in net assets	(233,569)	(50,489)	(12,750)	(876,347)	(8,116,870)	(12,320)	(115,760)

NET ASSETS:
Beginning of period	588,878	178,063	114,651	8,142,769	27,850,944	62,220	672,177

End of period	$355,308	$127,574	$101,902	$7,266,423	$19,734,075	$49,900	$556,417

CHANGES IN UNITS OUTSTANDING:
Units issued	750	-	-	184,369	20,072	-	-
Units redeemed	(19,158)	(985)	(94)	(281,083)	(116,658)	(243)	(368)

Net increase (decrease)	(18,408)	(985)	(94)	(96,714)	(96,586)	(243)	(368)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio Class II	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund	Third Avenue Value Portfolio Variable Series	Touchstone VST Bond Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$122	$(2,142)	$(2,001)	$2,689	$(1,610)	$337	$8,188
Net realized gain (loss) on investments	2,070	6,870	9,695	(64)	(23,032)	101	(15,225)
Change in net unrealized appreciation (depreciation) on investments	(10,700)	(53,104)	(41,683)	(12,878)	4,962	6,083	(137,324)

Net increase (decrease) in net assets resulting from operations	(8,508)	(48,376)	(33,989)	(10,254)	(19,680)	6,521	(144,361)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(4,476)	(24,395)	92,357	5	(72,198)	-	(168,596)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(4,476)	(24,395)	92,357	5	(72,198)	-	(168,596)

Total increase (decrease) in net assets	(12,985)	(72,771)	58,368	(10,248)	(91,878)	6,521	(312,956)

NET ASSETS:
Beginning of period	50,635	350,102	254,596	124,276	308,677	42,946	981,416

End of period	$37,650	$277,331	$312,965	$114,028	$216,799	$49,466	$668,460

CHANGES IN UNITS OUTSTANDING:
Units issued	-	98	4,639	-	266	-	481
Units redeemed	(290)	(1,192)	(883)	-	(9,240)	-	(16,945)

Net increase (decrease)	(290)	(1,094)	3,756	-	(8,974)	-	(16,464)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Touchstone VST Common Stock Fund	Touchstone VST Common Stock Fund Class SC	Touchstone VST Small Company Fund	Van Eck VIP Global Hard Assets Fund	Van Eck VIP Unconstrained Emerging Markets Bond Fund	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(843)	$(1,548)	$(782)	$1,193	$8,121	$600	$284
Net realized gain (loss) on investments	36,803	48,688	37,148	1,651	(6,643)	59,197	27,201
Change in net unrealized appreciation (depreciation) on investments	(105,573)	(114,255)	(59,055)	5,546	(24,716)	(172,368)	(60,861)

Net increase (decrease) in net assets resulting from operations	(69,613)	(67,115)	(22,688)	8,390	(23,238)	(112,571)	(33,376)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(132,600)	(18,021)	(1,369)	11,985	(43,850)	(3,484)	(9,418)
Adjustments to net assets allocated to contracts in payout phase	-	802	-	-	(353)	-	-

Increase (decrease) in net assets resulting from Contract transactions	(132,600)	(17,218)	(1,369)	11,985	(44,203)	(3,484)	(9,418)

Total increase (decrease) in net assets	(202,213)	(84,333)	(24,057)	20,374	(67,441)	(116,055)	(42,794)

NET ASSETS:
Beginning of period	385,005	380,831	153,107	118,708	336,613	699,088	284,551

End of period	$182,793	$296,498	$129,050	$139,082	$269,172	$583,033	$241,757

CHANGES IN UNITS OUTSTANDING:
Units issued	114	15	118	2,054	1	193	1,323
Units redeemed	(2,873)	(685)	(135)	(430)	(3,784)	(404)	(1,790)

Net increase (decrease)	(2,759)	(670)	(17)	1,624	(3,783)	(211)	(467)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Vanguard VIF Mid- Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,924	$3,217	$(1,468)
Net realized gain (loss) on investments	58,776	15,244	94,102
Change in net unrealized appreciation (depreciation) on investments	(180,969)	(103,019)	(204,244)

Net increase (decrease) in net assets resulting from operations	(120,269)	(84,558)	(111,610)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-
Contract maintenance charges	-	-	-
Transfers for contract benefits and terminations	-	-	-
Net transfers (to) from the Company and Subaccounts	(15,484)	894	(12,575)
Adjustments to net assets allocated to contracts in payout phase	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(15,484)	894	(12,575)

Total increase (decrease) in net assets	(135,753)	(83,664)	(124,185)

NET ASSETS:
Beginning of period	622,914	324,440	434,037

End of period	$487,161	$240,776	$309,852

CHANGES IN UNITS OUTSTANDING:
Units issued	668	1,608	-
Units redeemed	(1,490)	(1,405)	(697)

Net increase (decrease)	(823)	202	(697)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	AB VPS Growth And Income Portfolio	AB VPS International Growth Portfolio	AB VPS International Value Portfolio	AB VPS Large Cap Growth Portfolio	AB VPS Small/Mid Cap Value Portfolio	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$200	$(2,415)	$656	$(4,610)	$(381)	$(3,472)	$(21,244)
Net realized gain (loss) on investments	10,685	29,503	1,816	63,467	2,481	104,445	578,677
Change in net unrealized appreciation (depreciation) on investments	56,414	(6,996)	3,981	98,137	62,568	(26,356)	(307,279)

Net increase (decrease) in net assets resulting from operations	67,300	20,092	6,452	156,994	64,668	74,617	250,155

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	131,584	-	263,170	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(18,502)	10,134	(12,622)	18,408	4,652	(5,276)	(50,858)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	2,221	-	56,375

Increase (decrease) in net assets resulting from Contract transactions	(18,502)	10,134	(12,622)	149,992	6,873	257,894	5,517

Total increase (decrease) in net assets	48,798	30,226	(6,170)	306,986	71,542	332,511	255,672

NET ASSETS:
Beginning of period	274,815	268,996	65,842	445,667	187,260	158,524	2,289,361

End of period	$323,613	$299,222	$59,671	$752,654	$258,802	$491,034	$2,545,033

CHANGES IN UNITS OUTSTANDING:
Units issued	1,566	760	-	8,031	443	10,891	71
Units redeemed	(2,028)	(351)	(1,476)	(3,580)	(411)	(275)	(930)

Net increase (decrease)	(462)	408	(1,476)	4,451	32	10,616	(859)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Alger Mid Cap Growth Portfolio	Allspring VT Discovery Fund - Class 2	Allspring VT Omega Growth 2	Allspring VT Opportunity Fund - Class 2	Alps Red Rocks Listed Private Equity Portfolio	American Century Investments VP Balanced Fund	American Century Investments VP Income & Growth Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,087)	$(2,498)	$(1,111)	$(1,559)	$848	$1,970	$4,615
Net realized gain (loss) on investments	174,139	53,654	16,047	16,106	24	196,249	147,720
Change in net unrealized appreciation (depreciation) on investments	(154,081)	(61,713)	4,555	27,001	3,236	(735)	37,049

Net increase (decrease) in net assets resulting from operations	14,971	(10,557)	19,490	41,548	4,108	197,484	189,385

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	120	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	(1,841)	-
Net transfers (to) from the Company and Subaccounts	677	(116,048)	-	(25,354)	-	(83,054)	(35,981)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	2,999	-	(152)	-

Increase (decrease) in net assets resulting from Contract transactions	677	(116,048)	-	(22,355)	-	(84,927)	(35,981)

Total increase (decrease) in net assets	15,649	(126,605)	19,490	19,193	4,108	112,557	153,404

NET ASSETS:
Beginning of period	467,534	262,950	138,043	180,706	17,353	836,186	804,181

End of period	$483,183	$136,345	$157,533	$199,899	$21,461	$948,743	$957,584

CHANGES IN UNITS OUTSTANDING:
Units issued	104	-	-	-	-	202,531	3,489
Units redeemed	(109)	(2,337)	-	(685)	-	(203,307)	(4,618)

Net increase (decrease)	(5)	(2,337)	0	(685)	0	(776)	(1,129)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	American Century Investments VP International Fund	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Value Fund	American Funds IS Bond Fund	American Funds IS Global Growth Fund	American Funds IS Growth- Income Fund	American Funds IS International Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,277)	$1,097	$35,357	$342	$164	$659	$115
Net realized gain (loss) on investments	17,384	8,149	51,651	1,810	12,089	2,615	5
Change in net unrealized appreciation (depreciation) on investments	9,667	58,281	628,692	(2,585)	17,344	33,335	(235)

Net increase (decrease) in net assets resulting from operations	24,775	67,526	715,700	(433)	29,596	36,609	(115)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	1	131,647	-	2	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(27,312)	13,937	(163,568)	-	(7,336)	(4,001)	-
Adjustments to net assets allocated to contracts in payout phase	12,569	-	128,450	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(14,743)	13,938	96,529	-	(7,334)	(4,001)	-

Total increase (decrease) in net assets	10,031	81,465	812,229	(433)	22,262	32,608	(115)

NET ASSETS:
Beginning of period	339,795	297,024	2,979,121	45,441	185,892	160,054	5,789

End of period	$349,827	$378,488	$3,791,350	$45,008	$208,154	$192,662	$5,674

CHANGES IN UNITS OUTSTANDING:
Units issued	-	1,656	8,912	-	33	-	-
Units redeemed	(1,683)	(2,083)	(6,534)	-	(325)	(263)	-

Net increase (decrease)	(1,683)	(427)	2,378	0	(292)	(263)	0

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	American Funds IS New World Fund	Blackrock Global Allocation VI Fund	BNY Mellon IP Midcap Stock Portfolio	BNY Mellon VIF Appreciation Portfolio	BNY Mellon VIF Growth and Income Portfolio	Clearbridge Variable Large Cap Growth Portfolio	Clearbridge Variable Mid Cap Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$68	$877	$409	$(2,775)	$(703)	$(1,799)	$(576)
Net realized gain (loss) on investments	13,976	47,291	6,160	96,229	18,044	17,814	12,645
Change in net unrealized appreciation (depreciation) on investments	(5,274)	(29,975)	114,063	88,857	42,539	27,313	7,346

Net increase (decrease) in net assets resulting from operations	8,771	18,192	120,632	182,311	59,880	43,328	19,414

CONTRACT TRANSACTIONS:
Proceeds from units sold	3	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(17,745)	34,478	(13,933)	(91,472)	-	(9,966)	14,079
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(17,742)	34,478	(13,933)	(91,472)	-	(9,966)	14,079

Total increase (decrease) in net assets	(8,972)	52,670	106,699	90,840	59,880	33,363	33,493

NET ASSETS:
Beginning of period	208,600	276,804	483,413	750,188	242,265	213,321	68,692

End of period	$199,628	$329,475	$590,113	$841,027	$302,145	$246,683	$102,185

CHANGES IN UNITS OUTSTANDING:
Units issued	180	3,057	-	87	-	313	1,024
Units redeemed	(1,144)	(764)	(810)	(2,502)	-	(907)	(334)

Net increase (decrease)	(963)	2,294	(810)	(2,415)	0	(594)	690

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Clearbridge Variable Small Cap Growth Portfolio	Columbia Variable Portfolio - Emerging Markets Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Seligman Global Technology Fund	Columbia Variable Portfolio - Small Cap Value Fund	Delaware VIP Emerging Markets Series	Delaware VIP International Series

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(791)	$12	$(8,408)	$(7,635)	$(526)	$(1,512)	$281
Net realized gain (loss) on investments	17,852	635	62,859	259,260	355	3,940	2,005
Change in net unrealized appreciation (depreciation) on investments	(4,988)	(1,618)	295,468	232,592	27,031	(14,946)	3,367

Net increase (decrease) in net assets resulting from operations	12,073	(972)	349,919	484,217	26,860	(12,518)	5,653

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	5,001	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	31,086	1,519	(102,551)	(1,713)	9,690	8,069	2,466
Adjustments to net assets allocated to contracts in payout phase	-	-	3,382	2,457	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	31,086	1,519	(99,170)	5,746	9,690	8,069	2,466

Total increase (decrease) in net assets	43,159	547	250,749	489,962	36,550	(4,449)	8,119

NET ASSETS:
Beginning of period	95,944	12,103	1,279,892	1,331,874	93,061	372,763	89,929

End of period	$139,102	$12,650	$1,530,642	$1,821,836	$129,611	$368,314	$98,048

CHANGES IN UNITS OUTSTANDING:
Units issued	1,519	171	820	4,128	311	1,015	428
Units redeemed	(281)	(67)	(4,432)	(4,806)	(50)	(489)	(201)

Net increase (decrease)	1,238	104	(3,612)	(678)	261	525	227

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Delaware VIP Small Cap Value Series	Delaware VIP Smid Cap Core Series	Delaware VIP Value Series	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP	DWS Core Equity VIP	DWS Croci® U.S. VIP

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$426	$673	$11,958	$1,209	$(10,274)	$585	$1,030
Net realized gain (loss) on investments	10,327	21,422	25,411	14,823	400,718	20,959	517
Change in net unrealized appreciation (depreciation) on investments	144,566	31,461	7,686	37,557	(12,392)	64,804	20,226

Net increase (decrease) in net assets resulting from operations	155,319	53,556	45,055	53,589	378,052	86,347	21,773

CONTRACT TRANSACTIONS:
Proceeds from units sold	1	1	-	-	60	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(55,655)	(11,713)	(3,843)	(5,225)	(449,742)	(15,413)	1,394
Adjustments to net assets allocated to contracts in payout phase	1,658	-	-	-	1,358	-	1,823

Increase (decrease) in net assets resulting from Contract transactions	(53,996)	(11,712)	(3,843)	(5,225)	(448,325)	(15,413)	3,216

Total increase (decrease) in net assets	101,322	41,844	41,212	48,363	(70,272)	70,934	24,990

NET ASSETS:
Beginning of period	475,619	243,630	208,048	140,060	1,913,770	356,615	84,842

End of period	$576,942	$285,474	$249,260	$188,423	$1,843,497	$427,549	$109,831

CHANGES IN UNITS OUTSTANDING:
Units issued	1,371	50	179	332	7,624	33	589
Units redeemed	(2,108)	(424)	(437)	(655)	(18,399)	(577)	(448)

Net increase (decrease)	(737)	(374)	(258)	(323)	(10,775)	(544)	141

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	DWS Global Small Cap VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Empower Aggressive Profile Fund	Empower Bond Index Fund	Empower Conservative Profile Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(242)	$(347)	$(136)	$909	$(49)	$2,498	$28,503
Net realized gain (loss) on investments	124	118,247	1,082	1,192	(1,972)	9,262	44,600
Change in net unrealized appreciation (depreciation) on investments	10,716	46,531	1,681	36,002	0	(42,135)	14,592

Net increase (decrease) in net assets resulting from operations	10,598	164,430	2,628	38,103	(2,021)	(30,375)	87,696

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	14,400	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	(584)	-	-	-	(50,000)	-
Net transfers (to) from the Company and Subaccounts	-	24,198	1,507	(47,517)	2,021	(89,955)	(47,248)
Adjustments to net assets allocated to contracts in payout phase	-	2,669	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	-	40,683	1,507	(47,517)	2,021	(139,955)	(47,248)

Total increase (decrease) in net assets	10,598	205,113	4,135	(9,414)	-	(170,329)	40,447

NET ASSETS:
Beginning of period	74,646	1,221,542	19,890	140,060	-	1,117,071	1,567,642

End of period	$85,244	$1,426,654	$24,025	$130,646	$-	$946,742	$1,608,089

CHANGES IN UNITS OUTSTANDING:
Units issued	-	12,827	71	58	48,405	1,829	-
Units redeemed	-	(9,935)	-	(2,011)	(48,405)	(14,032)	(3,959)

Net increase (decrease)	0	2,892	71	(1,954)	0	(12,202)	(3,959)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Empower International Index Fund	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Mid Cap Value Fund	Empower Moderate Profile Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$228	$785	$1,142	$783	$461	$6,810	$92,399
Net realized gain (loss) on investments	15,518	3,035	3,815	3,456	1,559	2,190	156,918
Change in net unrealized appreciation (depreciation) on investments	1,691	96	597	340	472	1,724	98,608

Net increase (decrease) in net assets resulting from operations	17,438	3,916	5,554	4,578	2,493	10,724	347,924

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	1	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(121,834)	-	-	-	-	(3,604)	(130,253)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(121,834)	-	-	-	-	(3,603)	(130,253)

Total increase (decrease) in net assets	(104,396)	3,916	5,554	4,578	2,493	7,121	217,671

NET ASSETS:
Beginning of period	152,170	50,349	65,664	48,442	22,927	37,815	3,099,462

End of period	$47,774	$54,265	$71,218	$53,020	$25,420	$44,936	$3,317,133

CHANGES IN UNITS OUTSTANDING:
Units issued	326	-	-	-	-	34	-
Units redeemed	(9,871)	-	-	-	-	(258)	(9,940)

Net increase (decrease)	(9,545)	0	0	0	0	(224)	(9,940)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Empower Moderately Aggressive Profile Fund	Empower Moderately Conservative Profile Fund	Empower Multi- Sector Bond Fund	Empower Real Estate Index Fund	Empower Securefoundation® Balanced Fund	Empower T. Rowe Price Mid Cap Growth Fund	Federated Fund For U.S. Government Securities Fund II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,372	$38,273	$22,044	$5	$264,623	$(339)	$30,550
Net realized gain (loss) on investments	5,817	66,077	21,085	2,486	1,545,332	4,215	2,377
Change in net unrealized appreciation (depreciation) on investments	3,821	23,516	(40,454)	41,523	106,841	6,489	(103,171)

Net increase (decrease) in net assets resulting from operations	14,011	127,866	2,674	44,015	1,916,795	10,365	(70,243)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	4	7,800	200,000	-	12,000
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	(2,502)	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(54)	(5,727)	91,107	15,540	(1,589,187)	(1,295)	(2,106)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	393

Increase (decrease) in net assets resulting from Contract transactions	(54)	(8,229)	91,110	23,340	(1,389,187)	(1,295)	10,287

Total increase (decrease) in net assets	13,956	119,636	93,784	67,355	527,608	9,070	(59,957)

NET ASSETS:
Beginning of period	104,390	1,534,029	1,192,794	78,027	18,890,984	74,208	2,593,748

End of period	$118,346	$1,653,665	$1,286,577	$145,382	$19,418,592	$83,277	$2,533,791

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	9,006	4,954	12,480	29	13,370
Units redeemed	(218)	(3,766)	(2,024)	(2,437)	(97,695)	(99)	(9,107)

Net increase (decrease)	(218)	(3,766)	6,982	2,517	(85,215)	(71)	4,263

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Federated Hermes Managed Volatility Fund II	Franklin Small Cap Value VIP Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Comstock Fund	Invesco V.I. Core Equity Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$909	$1,584	$(10,330)	$(1,441)	$(577)	$2,895	$(266)
Net realized gain (loss) on investments	648	26,550	99,358	58,182	22,397	245	4,550
Change in net unrealized appreciation (depreciation) on investments	14,325	115,203	80,146	(31,812)	21,262	65,354	29,863

Net increase (decrease) in net assets resulting from operations	15,882	143,336	169,174	24,929	43,082	68,494	34,148

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	1,200	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(4,210)	(63,713)	(88,328)	(164,020)	29,805	18,080	(4,967)
Adjustments to net assets allocated to contracts in payout phase	9,446	-	(9,248)	-	-	-	89,503

Increase (decrease) in net assets resulting from Contract transactions	5,236	(63,713)	(96,376)	(164,020)	29,805	18,080	84,536

Total increase (decrease) in net assets	21,118	79,623	72,798	(139,091)	72,888	86,574	118,684

NET ASSETS:
Beginning of period	92,857	597,820	1,195,473	320,687	181,526	210,069	128,999

End of period	$113,975	$677,443	$1,268,271	$181,596	$254,414	$296,643	$247,683

CHANGES IN UNITS OUTSTANDING:
Units issued	-	295	722	9	3,031	-	-
Units redeemed	(149)	(3,107)	(2,614)	(11,013)	(1,555)	1,174	(103)

Net increase (decrease)	(149)	(2,812)	(1,892)	(11,005)	1,476	1,174	(103)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Invesco V.I. Growth & Income Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Technology Fund	Ivy VIP International Core Equity

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,123	$5,685	$2,280	$(350)	$(811)	$(2,710)	$613
Net realized gain (loss) on investments	5,638	(22)	40,485	(255)	7,804	72,408	2,834
Change in net unrealized appreciation (depreciation) on investments	125,870	(668)	(16,639)	26,087	16,363	(30,327)	17,933

Net increase (decrease) in net assets resulting from operations	135,631	4,995	26,126	25,482	23,355	39,371	21,381

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(119,599)	(24)	15,725	(1,749)	6,655	(101,409)	(12,186)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	1,689	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(119,599)	(24)	15,725	(59)	6,655	(101,409)	(12,186)

Total increase (decrease) in net assets	16,032	4,970	41,851	25,423	30,009	(62,038)	9,195

NET ASSETS:
Beginning of period	539,294	134,245	528,638	114,694	115,951	352,053	159,762

End of period	$555,326	$139,216	$570,489	$140,117	$145,960	$290,015	$168,957

CHANGES IN UNITS OUTSTANDING:
Units issued	-	37	1,277	-	165	-	-
Units redeemed	(3,869)	(39)	(478)	(57)	-	(6,859)	(957)

Net increase (decrease)	(3,869)	(2)	799	(57)	165	(6,859)	(957)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Janus Henderson VIT Balanced Portfolio	Janus Henderson VIT Balanced Portfolio Service Shares	Janus Henderson VIT Flexible Bond Portfolio	Janus Henderson VIT Flexible Bond Portfolio Service Shares	Janus Henderson VIT Global Research Portfolio	Janus Henderson VIT Global Technology and Innovation Portfolio	Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$436	$(1,294)	$32,596	$12,332	$(2,109)	$(2,340)	$(3,478)
Net realized gain (loss) on investments	3,422	243,093	64,137	47,791	51,333	42,093	116,024
Change in net unrealized appreciation (depreciation) on investments	46,846	425,174	(128,693)	(92,676)	73,520	7,377	(16,534)

Net increase (decrease) in net assets resulting from operations	50,704	666,973	(31,960)	(32,553)	122,744	47,130	96,011

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	108,140	4	197,436	-	-	132,784
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	(3,647)	-	(1,984)	-	-	-
Net transfers (to) from the Company and Subaccounts	-	(207,405)	(74,922)	(106,676)	(44,306)	(3,138)	(82,200)
Adjustments to net assets allocated to contracts in payout phase	-	-	20,236	-	(171)	-	-

Increase (decrease) in net assets resulting from Contract transactions	-	(102,912)	(54,683)	88,776	(44,477)	(3,138)	50,584

Total increase (decrease) in net assets	50,704	564,061	(86,643)	56,223	78,267	43,992	146,596

NET ASSETS:
Beginning of period	311,351	4,123,572	2,283,255	1,518,114	737,582	279,798	489,648

End of period	$362,055	$4,687,632	$2,196,612	$1,574,337	$815,849	$323,789	$636,244

CHANGES IN UNITS OUTSTANDING:
Units issued	-	103,931	6,074	20,886	-	18	4,085
Units redeemed	-	(111,369)	(7,183)	(10,777)	(2,180)	(119)	(2,697)

Net increase (decrease)	0	(7,438)	(1,109)	10,109	(2,180)	(101)	1,389

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Janus Henderson VIT Overseas Portfolio	Janus Henderson VIT Overseas Portfolio Service Shares	Janus Henderson VIT Research Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Short Duration Income Portfolio	LVIP Baron Growth Opportunities Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$121	$519	$(3,629)	$(142)	$10,247	$66	$(16,199)
Net realized gain (loss) on investments	2,537	6,578	28,004	1,224	6,258	10	187,754
Change in net unrealized appreciation (depreciation) on investments	3,124	16,585	60,673	6,750	24,380	(239)	120,783

Net increase (decrease) in net assets resulting from operations	5,782	23,682	85,048	7,831	40,885	(164)	292,338

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	65,792
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	(467)	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(15,490)	30,877	(4,516)	9,659	12,127	1,467	(289,080)
Adjustments to net assets allocated to contracts in payout phase	-	1,629	40,246	-	1,305	-	28,263

Increase (decrease) in net assets resulting from Contract transactions	(15,490)	32,039	35,729	9,659	13,432	1,467	(195,025)

Total increase (decrease) in net assets	(9,709)	55,721	120,778	17,490	54,317	1,303	97,313

NET ASSETS:
Beginning of period	54,903	205,884	444,140	36,906	912,842	13,887	1,744,820

End of period	$45,194	$261,605	$564,918	$54,396	$967,160	$15,190	$1,842,133

CHANGES IN UNITS OUTSTANDING:
Units issued	2	3,746	-	492	3,498	370	3,888
Units redeemed	(459)	(1,638)	(76)	(15)	(3,006)	(246)	(6,162)

Net increase (decrease)	(457)	2,109	(76)	477	492	125	(2,274)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	MFS VIT II International Intrinsic Value Portfolio	MFS VIT III Mid Cap Value Portfolio	MFS VIT Utilities Series	Morgan Stanley VIF U.S. Real Estate Portfolio	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	NVIT Mid Cap Index Fund	Pimco VIT Commodity Real Return Strategy Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,836)	$805	$3,828	$5,530	$(5)	$3,212	$5,768
Net realized gain (loss) on investments	91,899	2,964	16,846	7,579	0	59,267	2,963
Change in net unrealized appreciation (depreciation) on investments	43,861	67,143	36,939	156,991	235	189,945	34,112

Net increase (decrease) in net assets resulting from operations	126,924	70,912	57,614	170,100	230	252,423	42,844

CONTRACT TRANSACTIONS:
Proceeds from units sold	2	-	-	-	-	12,451	3
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(166,665)	(6,983)	(2,906)	(95,601)	-	(230,025)	(7,489)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	22,416	-	2,734	-

Increase (decrease) in net assets resulting from Contract transactions	(166,663)	(6,983)	(2,906)	(73,185)	-	(214,841)	(7,486)

Total increase (decrease) in net assets	(39,739)	63,929	54,707	96,915	230	37,583	35,357

NET ASSETS:
Beginning of period	1,432,431	236,730	445,736	487,844	736	1,140,708	127,606

End of period	$1,392,692	$300,659	$500,443	$584,759	$966	$1,178,291	$162,963

CHANGES IN UNITS OUTSTANDING:
Units issued	1,264	-	-	-	-	988	2,439
Units redeemed	(5,840)	(464)	(144)	(1,814)	-	(11,081)	(3,160)

Net increase (decrease)	(4,576)	(464)	(144)	(1,814)	0	(10,092)	(722)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Pimco VIT Emerging Markets Bond Portfolio	Pimco VIT High Yield Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio	Pimco VIT Total Return Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,986	$73,002	$(9,131)	$18,996	$49,453	$(3,094)	$(184)
Net realized gain (loss) on investments	(7)	2,574	504	308	209,626	69,434	2,544
Change in net unrealized appreciation (depreciation) on investments	(7,072)	(19,585)	(47,135)	3,505	(354,181)	124,665	33,317

Net increase (decrease) in net assets resulting from operations	(3,094)	55,990	(55,763)	22,809	(95,102)	191,005	35,678

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	120	44	197,376	10	60	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	467	19,608	(34,782)	3,594	(202,123)	(20,235)	(10,258)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	663	2,158	-

Increase (decrease) in net assets resulting from Contract transactions	467	19,728	(34,738)	200,970	(201,450)	(18,017)	(10,258)

Total increase (decrease) in net assets	(2,626)	75,718	(90,501)	223,779	(296,552)	172,988	25,420

NET ASSETS:
Beginning of period	101,635	1,885,451	3,300,925	231,122	4,821,856	711,245	128,202

End of period	$99,009	$1,961,169	$3,210,425	$454,901	$4,525,304	$884,233	$153,623

CHANGES IN UNITS OUTSTANDING:
Units issued	40	4,864	13,894	16,933	20,484	1	172
Units redeemed	-	(3,097)	(14,860)	(8)	(29,715)	(615)	(596)

Net increase (decrease)	40	1,766	(966)	16,926	(9,231)	(614)	(423)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Pioneer Select Mid Cap Growth VCT Portfolio	Prudential Series Fund Equity Portfolio	Prudential Series Fund Natural Resources Portfolio	Putnam VT Global Asset Allocation Fund	Putnam VT Global Health Care Fund	Putnam VT Income Fund	Putnam VT International Value Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,326)	$(1,657)	$(184)	$324	$1,918	$4,559	$1,138
Net realized gain (loss) on investments	61,865	12,145	(14)	4,940	46,050	19,634	1,362
Change in net unrealized appreciation (depreciation) on investments	(37,292)	22,692	4,640	17,875	47,617	(46,628)	7,030

Net increase (decrease) in net assets resulting from operations	22,247	33,180	4,441	23,139	95,585	(22,435)	9,531

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	1,200	-	4	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(75,965)	(14,200)	-	-	(17,457)	20,545	(868)
Adjustments to net assets allocated to contracts in payout phase	3,147	-	-	-	4,336	-	-

Increase (decrease) in net assets resulting from Contract transactions	(72,818)	(14,200)	-	1,200	(13,121)	20,549	(868)

Total increase (decrease) in net assets	(50,571)	18,980	4,441	24,339	82,464	(1,886)	8,663

NET ASSETS:
Beginning of period	273,419	178,373	18,526	172,194	530,042	442,305	65,342

End of period	$222,848	$197,353	$22,968	$196,533	$612,506	$440,419	$74,005

CHANGES IN UNITS OUTSTANDING:
Units issued	216	144	-	75	33	1,864	213
Units redeemed	(1,813)	(506)	-	-	(624)	(122)	(285)

Net increase (decrease)	(1,597)	(362)	0	75	(591)	1,742	(73)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Putnam VT Large Cap Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Cap Core Fund	Royce Capital Fund - Small-Cap Portfolio	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,704	$(4,000)	$477	$454	$(61,087)	$133,964	$601
Net realized gain (loss) on investments	71,868	(1,282)	26,480	1,340	(2)	3,079,210	4,821
Change in net unrealized appreciation (depreciation) on investments	126,722	(21,403)	19,887	24,939	2	2,831,725	705

Net increase (decrease) in net assets resulting from operations	203,294	(26,685)	46,843	26,733	(61,087)	6,044,899	6,128

CONTRACT TRANSACTIONS:
Proceeds from units sold	3	4	-	-	60,105	388,063	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	(175)	-	-	-	(1,113,793)	-	-
Net transfers (to) from the Company and Subaccounts	(125,296)	9,248	(35,795)	(14,289)	(219,472)	(1,510,882)	(42,792)
Adjustments to net assets allocated to contracts in payout phase	1,718	-	-	2,351	63,194	133,332	-

Increase (decrease) in net assets resulting from Contract transactions	(123,751)	9,251	(35,795)	(11,938)	(1,209,967)	(989,487)	(42,792)

Total increase (decrease) in net assets	79,544	(17,434)	11,048	14,795	(1,271,055)	5,055,412	(36,665)

NET ASSETS:
Beginning of period	756,633	606,311	167,015	99,856	9,413,824	22,795,533	98,884

End of period	$836,176	$588,878	$178,063	$114,651	$8,142,769	$27,850,944	$62,220

CHANGES IN UNITS OUTSTANDING:
Units issued	83,924	2,548	-	1	2,218,530	331,970	-
Units redeemed	(87,547)	(1,630)	(1,507)	(701)	(2,046,721)	(351,913)	(3,165)

Net increase (decrease)	(3,624)	918	(1,507)	(700)	171,810	(19,943)	(3,165)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio Class II	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund	Third Avenue Value Portfolio Variable Series

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(741)	$(20)	$(2,477)	$(1,544)	$1,979	$(1,927)	$(26)
Net realized gain (loss) on investments	1,645	277	24,383	37,672	1,719	(498)	80
Change in net unrealized appreciation (depreciation) on investments	59,102	5,193	16,783	(6,670)	3,478	(15,454)	7,449

Net increase (decrease) in net assets resulting from operations	60,006	5,449	38,689	29,458	7,176	(17,878)	7,502

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	-	3,318	(6,426)	(68,685)	(41,777)	9,657	-
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	-	3,318	(6,426)	(68,685)	(41,777)	9,657	-

Total increase (decrease) in net assets	60,006	8,767	32,263	(39,227)	(34,601)	(8,222)	7,502

NET ASSETS:
Beginning of period	612,170	41,868	317,838	293,823	158,877	316,899	35,443

End of period	$672,177	$50,635	$350,102	$254,596	$124,276	$308,677	$42,946

CHANGES IN UNITS OUTSTANDING:
Units issued	-	256	52	719	-	1,117	-
Units redeemed	(372)	(88)	(308)	(3,364)	(3,070)	(56)	-

Net increase (decrease)	(372)	169	(256)	(2,645)	(3,070)	1,060	0

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund	Touchstone VST Common Stock Fund Class SC	Touchstone VST Small Company Fund	Van Eck VIP Global Hard Assets Fund	Van Eck VIP Unconstrained Emerging Markets Bond Fund	Vanguard VIF Capital Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,415	$(484)	$(1,183)	$(936)	$(519)	$10,994	$1,013
Net realized gain (loss) on investments	10,505	16,516	21,183	10,999	7,901	1,250	68,553
Change in net unrealized appreciation (depreciation) on investments	(46,648)	68,071	63,216	24,469	13,185	(26,456)	57,988

Net increase (decrease) in net assets resulting from operations	(19,728)	84,104	83,217	34,532	20,567	(14,212)	127,553

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	3
Contract maintenance charges	-	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(9,345)	(12,436)	(23,126)	(41,995)	(11,764)	4,511	(106,002)
Adjustments to net assets allocated to contracts in payout phase	-	-	2,264	-	-	8,243	-

Increase (decrease) in net assets resulting from Contract transactions	(9,345)	(12,436)	(20,862)	(41,995)	(11,764)	12,754	(105,999)

Total increase (decrease) in net assets	(29,073)	71,668	62,355	(7,463)	8,804	(1,458)	21,554

NET ASSETS:
Beginning of period	1,010,489	313,338	318,476	160,570	109,904	338,071	677,534

End of period	$981,416	$385,005	$380,831	$153,107	$118,708	$336,613	$699,088

CHANGES IN UNITS OUTSTANDING:
Units issued	2,663	19	-	-	1,031	3,529	42
Units redeemed	(3,283)	(239)	(438)	(849)	(1,888)	(3,141)	(4,365)

Net increase (decrease)	(620)	(220)	(438)	(849)	(856)	389	(4,323)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-1 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid- Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$208	$1,913	$3,932	$(1,363)
Net realized gain (loss) on investments	6,633	40,446	9,894	24,861
Change in net unrealized appreciation (depreciation) on investments	59,429	76,063	80,510	30,031

Net increase (decrease) in net assets resulting from operations	66,270	118,421	94,336	53,529

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-
Contract maintenance charges	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(18,861)	(10,489)	(7,583)	(15,914)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(18,861)	(10,489)	(7,583)	(15,914)

Total increase (decrease) in net assets	47,409	107,932	86,753	37,616

NET ASSETS:
Beginning of period	237,142	514,981	237,686	396,421

End of period	$284,551	$622,914	$324,440	$434,037

CHANGES IN UNITS OUTSTANDING:
Units issued	552	387	518	-
Units redeemed	(1,677)	(977)	(866)	(678)

Net increase (decrease)	(1,126)	(590)	(348)	(678)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

EMPOWER LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2022

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING CONTRACTS

Effective August 1, 2022, Great West Life & Annuity Insurance Company of New York is now known as Empower Life & Annuity Insurance Company of New York (the Company). The Variable Annuity-1 Series Account (the Separate Account), a separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It is a funding vehicle for individual variable annuity contracts. The Separate Account consists of numerous investment divisions (Subaccounts), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Subaccounts of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the reserves and other contract liabilities with respect to the Separate Account is not chargeable with liabilities arising out of any other business the Company may conduct. Net premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statements of changes in net assets. Such amounts are used to provide account funds to pay contract values under the Contracts. The value of the separate account at any time is allocated among contract holders based on the number and value of their accumulation units representing their interest in the separate account. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities.

The preparation of financial statements and financial highlights of each of the Subaccounts in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies". The following is a summary of the significant accounting Contracts of the Separate Account.

The following is a list of the variable annuity product(s) funded by the Separate Account:

Schwab OneSource NY

Schwab Choice NY

Schwab Advisor NY

Schwab Select NY

For the years or periods ended December 31, 2022 and 2021, the Separate Account was invested in up to 137 Subaccounts, as follows:

AB VPS Growth And Income Portfolio

AB VPS International Growth Portfolio

AB VPS International Value Portfolio

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Alger Capital Appreciation Portfolio

Alger Large Cap Growth Portfolio

Alger Mid Cap Growth Portfolio

Allspring VT Discovery Fund - Class 2

Allspring VT Omega Growth 2

Allspring VT Opportunity Fund - Class 2

Alps Red Rocks Listed Private Equity Portfolio

American Century Investments VP Balanced Fund

American Century Investments VP Income & Growth Fund

American Century Investments VP International Fund

American Century Investments VP Mid Cap Value Fund

American Century Investments VP Value Fund

American Funds IS Bond Fund

American Funds IS Global Growth Fund

American Funds IS Growth-Income Fund

American Funds IS International Fund

American Funds IS New World Fund

Blackrock Global Allocation VI Fund

BNY Mellon IP Midcap Stock Portfolio

BNY Mellon VIF Appreciation Portfolio

BNY Mellon VIF Growth and Income Portfolio

Clearbridge Variable Large Cap Growth Portfolio

Clearbridge Variable Mid Cap Portfolio

Clearbridge Variable Small Cap Growth Portfolio

Columbia Variable Portfolio - Emerging Markets Fund

Columbia Variable Portfolio - Large Cap Growth Fund

Columbia Variable Portfolio - Seligman Global Technology Fund

Columbia Variable Portfolio - Small Cap Value Fund

Delaware VIP Emerging Markets Series

Delaware VIP International Series

Delaware VIP Small Cap Value Series

Delaware VIP Smid Cap Core Series

Delaware VIP Value Series

Dimensional VA US Targeted Value Portfolio

DWS Capital Growth VIP

DWS Core Equity VIP

DWS Croci® U.S. VIP

DWS Global Small Cap VIP

DWS Small Cap Index VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Empower Aggressive Profile Fund(a)

Empower Bond Index Fund(a)

Empower Conservative Profile Fund(a)

Empower International Index Fund(a)

Empower Lifetime 2015 Fund(a)

Empower Lifetime 2020 Fund(a)

Empower Lifetime 2025 Fund(a)

Empower Lifetime 2030 Fund(a)

Empower Mid Cap Value Fund(a)

Empower Moderate Profile Fund(a)

Empower Moderately Aggressive Profile Fund(a)

Empower Moderately Conservative Profile Fund(a)

Empower Multi- Sector Bond Fund(a)

Empower Real Estate Index Fund(a)

Empower Securefoundation® Balanced Fund(a)

Empower T. Rowe Price Mid Cap Growth Fund(a)

Federated Fund For U.S. Government Securities Fund II

Federated Hermes Managed Volatility Fund II

Franklin Small Cap Value VIP Fund

Invesco Oppenheimer V.I. Global Fund

Invesco Oppenheimer V.I. International Growth Fund

Invesco Oppenheimer V.I. Main Street Small Cap Fund

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Growth & Income Fund

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund Ivy VIP

International Core Equity

Janus Henderson VIT Balanced Portfolio

Janus Henderson VIT Balanced Portfolio Service Shares

Janus Henderson VIT Flexible Bond Portfolio

Janus Henderson VIT Flexible Bond Portfolio Service Shares

Janus Henderson VIT Global Research Portfolio

Janus Henderson VIT Global Technology and Innovation Portfolio

Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares

Janus Henderson VIT Overseas Portfolio

Janus Henderson VIT Overseas Portfolio Service Shares

Janus Henderson VIT Research Portfolio

JP Morgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

Lazard Retirement Short Duration Income Portfolio

LVIP Baron Growth Opportunities Fund

MFS VIT II International Intrinsic Value Portfolio

MFS VIT III Mid Cap Value Portfolio

MFS VIT Utilities Series

Morgan Stanley VIF U.S. Real Estate Portfolio

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio

NVIT Mid Cap Index Fund

Pimco VIT Commodity Real Return Strategy Portfolio

Pimco VIT Emerging Markets Bond Portfolio

Pimco VIT High Yield Portfolio

Pimco VIT Low Duration Portfolio

Pimco VIT Real Return Portfolio

Pimco VIT Total Return Portfolio Pioneer Fund VCT Portfolio

Pioneer Mid Cap Value VCT Portfolio

Pioneer Select Mid Cap Growth VCT

Portfolio Prudential Series Fund Equity Portfolio

Prudential Series Fund Natural Resources Portfolio

Putnam VT Global Asset Allocation Fund

Putnam VT Global Health Care Fund

Putnam VT Income Fund

Putnam VT International Value Fund

Putnam VT Large Cap Value Fund

Putnam VT Mortgage Securities Fund

Putnam VT Multi-Cap Core Fund

Royce Capital Fund - Small-Cap Portfolio

Schwab Government Money Market Portfolio

Schwab S&P 500 Index Portfolio

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

T. Rowe Price Health Sciences Portfolio

T. Rowe Price Health Sciences Portfolio Class II

Templeton Foreign VIP Fund

Templeton Global Bond VIP Fund

Third Avenue Value Portfolio Variable Series

Touchstone VST Bond Fund

Touchstone VST Common Stock Fund

Touchstone VST Common Stock Fund Class SC

Touchstone VST Small Company Fund

Van Eck VIP Global Hard Assets Fund

Van Eck VIP Unconstrained Emerging Markets Bond Fund

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Diversified Value Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Small Company Growth Portfolio

(a) See Subaccount Changes table below

Subaccount Changes:

During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Great-West Aggressive Profile Fund	Empower Aggressive Profile Fund	August 1, 2022
Great-West Bond Index Fund	Empower Bond Index Fund	August 1, 2022
Great-West Conservative Profile Fund	Empower Conservative Profile Fund	August 1, 2022
Great-West International Index Fund	Empower International Index Fund	August 1, 2022
Great-West Lifetime 2015 Fund	Empower Lifetime 2015 Fund	August 1, 2022
Great-West Lifetime 2020 Fund	Empower Lifetime 2020 Fund	August 1, 2022
Great-West Lifetime 2025 Fund	Empower Lifetime 2025 Fund	August 1, 2022
Great-West Lifetime 2030 Fund	Empower Lifetime 2030 Fund	August 1, 2022
Great-West Mid Cap Value Fund	Empower Mid Cap Value Fund	August 1, 2022
Great-West Moderate Profile Fund	Empower Moderate Profile Fund	August 1, 2022
Great-West Moderately Aggressive Profile Fund	Empower Moderately Aggressive Profile Fund	August 1, 2022
Great-West Moderately Conservative Profile Fund	Empower Moderately Conservative Profile Fund	August 1, 2022
Great-West Multi- Sector Bond Fund	Empower Multi- Sector Bond Fund	August 1, 2022
Great-West Real Estate Index Fund	Empower Real Estate Index Fund	August 1, 2022
Great-West Securefoundation® Balanced Fund	Empower Securefoundation® Balanced Fund	August 1, 2022
Great-West T. Rowe Price Mid Cap Growth Fund	Empower T. Rowe Price Mid Cap Growth Fund	August 1, 2022

Certain subaccounts that had no investments balances as of December 31, 2022 or that did not have activity during the year ended December 31, 2022 are not presented on the Statements of Assets and Liabilities as of December 31, 2022 or Statements of Operations for the year ended December 31, 2022, respectively.

Security Valuation

Mutual fund investments held by the Subaccounts are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account's investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels::

Level 1 — Unadjusted quoted prices for identical securities in active markets.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 — Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity's own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2022, the only investments of each of the Subaccounts of the Separate Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Receivable and Payables from (to) the Contracts and the Fund Manager

Receivables and payables from (to) the contracts and the fund manager include trading activity initiated at the contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Fund of Funds Structure Risk

Since the Separate Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Separate Account. To the extent the Separate Account invests more of its assets in one underlying fund than another, the Separate Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds. Dividend income is recorded on the ex- dividend date and the amounts distributed to the Subaccount for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Subaccount allocated to contracts in payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts receivable by the series annuity account from the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, amounts may be payable to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in the payout phase on the Statements of Changes in Net Assets of the applicable Subaccounts.

Federal Income Taxes

The operations of each of the Subaccounts of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Empower Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Subaccounts of the Separate Account. Based on this, no fee is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A fee may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from units sold from contract owners by the Company are credited as accumulation units and are reported as Contract Transactions on the Statements of Changes in Net Assets of the applicable Subaccounts.

Net Transfers (to) from the Company and Subaccounts

Net transfers include transfers between Subaccounts of the Separate Account as well as transfers to the Company.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
AB VPS Growth And Income Portfolio	$49,832	$23,563
AB VPS International Growth Portfolio	39,520	6,653
AB VPS International Value Portfolio	2,001	8,965
AB VPS Large Cap Growth Portfolio	177,788	190,654
AB VPS Small/Mid Cap Value Portfolio	28,166	62,221
Alger Capital Appreciation Portfolio	34,119	142,621
Alger Large Cap Growth Portfolio	171,052	51,501
Alger Mid Cap Growth Portfolio	25,070	5,070
Allspring VT Discovery Fund - Class 2	31,779	2,851
Allspring VT Omega Growth 2	20,674	27,720
Allspring VT Opportunity Fund - Class 2	31,074	12,695
Alps Red Rocks Listed Private Equity Portfolio	-	19,098
American Century Investments VP Balanced Fund	479,604	119,981
American Century Investments VP Income & Growth Fund	265,640	48,086
American Century Investments VP International Fund	58,648	66,686
American Century Investments VP Mid Cap Value Fund	119,966	86,951
American Century Investments VP Value Fund	707,610	458,050

Subaccount	Purchases		Sales
American Funds IS Bond Fund	$1,681		$265
American Funds IS Global Growth Fund	35,467		10,287
American Funds IS Growth-Income Fund	19,201		13,418
American Funds IS International Fund	733		23
American Funds IS New World Fund	34,883		4,146
Blackrock Global Allocation VI Fund	3,897		14,631
BNY Mellon IP Midcap Stock Portfolio	129,417		42,396
BNY Mellon VIF Appreciation Portfolio	218,969		22,625
BNY Mellon VIF Growth and Income Portfolio	54,658		1,932
Clearbridge Variable Large Cap Growth Portfolio	51,204		7,518
Clearbridge Variable Mid Cap Portfolio	10,615		659
Clearbridge Variable Small Cap Growth Portfolio	9,621		8,514
Columbia Variable Portfolio - Emerging Markets Fund	6,408		596
Columbia Variable Portfolio - Large Cap Growth Fund	54,380		89,037
Columbia Variable Portfolio - Seligman Global Technology Fund	498,264		136,548
Columbia Variable Portfolio - Small Cap Value Fund	39,456		18,486
Delaware VIP Emerging Markets Series	43,220		41,448
Delaware VIP International Series	14,102		9,093
Delaware VIP Small Cap Value Series	45,904		110,094
Delaware VIP Smid Cap Core Series	8,496		19,072
Delaware VIP Value Series	19,018		35,095
Dimensional VA US Targeted Value Portfolio	40,461		37,384
DWS Capital Growth VIP	444,330		356,265
DWS Core Equity VIP	62,622		31,225
DWS Croci® U.S. VIP	8,510		60,868
DWS Global Small Cap VIP	12,706		451
DWS Small Cap Index VIP	367,113		182,869
DWS Small Mid Cap Growth VIP	256		18,697
DWS Small Mid Cap Value VIP	2,887		2,700
Empower Aggressive Profile Fund	0	*	-
Empower Bond Index Fund	10,803		181,040
Empower Conservative Profile Fund	84,895		56,762
Empower International Index Fund	59,702		12,022
Empower Lifetime 2015 Fund	3,560		318
Empower Lifetime 2020 Fund	4,950		415
Empower Lifetime 2025 Fund	3,334		306
Empower Lifetime 2030 Fund	1,857		146
Empower Mid Cap Value Fund	1,985		2,673
Empower Moderate Profile Fund	251,745		166,565
Empower Moderately Aggressive Profile Fund	9,206		3,714
Empower Moderately Conservative Profile Fund	101,283		56,662
Empower Multi- Sector Bond Fund	139,792		51,447
Empower Real Estate Index Fund	24,718		10,544
Empower Securefoundation® Balanced Fund	994,542		1,145,844
Empower T. Rowe Price Mid Cap Growth Fund	5,269		14,600
Federated Fund For U.S. Government Securities Fund II	136,761		305,526
Federated Hermes Managed Volatility Fund II	22,771		6,365
Franklin Small Cap Value VIP Fund	128,675		72,178
Invesco Oppenheimer V.I. Global Fund	199,888		235,069

* The subaccount had activity that did not round to $1.

Subaccount	Purchases	Sales
Invesco Oppenheimer V.I. International Growth Fund	$26,456	$3,919
Invesco Oppenheimer V.I. Main Street Small Cap Fund	27,933	3,798
Invesco V.I. Comstock Fund	13,776	12,116
Invesco V.I. Core Equity Fund	20,915	11,751
Invesco V.I. Growth & Income Fund	53,874	54,773
Invesco V.I. High Yield Fund	28,951	77,204
Invesco V.I. International Growth Fund	112,302	53,062
Invesco V.I. Mid Cap Core Equity Fund	26,070	2,470
Invesco V.I. Small Cap Equity Fund	22,284	902
Invesco V.I. Technology Fund	63,713	47,272
Ivy VIP International Core Equity	10,285	51,885
Janus Henderson VIT Balanced Portfolio	13,847	2,455
Janus Henderson VIT Balanced Portfolio Service Shares	154,155	452,475
Janus Henderson VIT Flexible Bond Portfolio	92,008	102,242
Janus Henderson VIT Flexible Bond Portfolio Service Shares	122,073	120,530
Janus Henderson VIT Global Research Portfolio	83,102	7,110
Janus Henderson VIT Global Technology and Innovation Portfolio	44,996	20,425
Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares	240,888	34,378
Janus Henderson VIT Overseas Portfolio	719	342
Janus Henderson VIT Overseas Portfolio Service Shares	68,107	55,738
Janus Henderson VIT Research Portfolio	72,509	10,103
JP Morgan Insurance Trust Small Cap Core Portfolio	9,793	789
Lazard Retirement Emerging Markets Equity Portfolio	55,331	147,328
Lazard Retirement Short Duration Income Portfolio	38,268	2,357
LVIP Baron Growth Opportunities Fund	176,972	314,418
MFS VIT II International Intrinsic Value Portfolio	157,530	94,654
MFS VIT III Mid Cap Value Portfolio	24,093	19,023
MFS VIT Utilities Series	30,309	14,433
Morgan Stanley VIF U.S. Real Estate Portfolio	120,290	89,526
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	114	7
NVIT Mid Cap Index Fund	336,068	135,492
Pimco VIT Commodity Real Return Strategy Portfolio	66,237	31,606
Pimco VIT Emerging Markets Bond Portfolio	4,417	417
Pimco VIT High Yield Portfolio	96,981	164,097
Pimco VIT Low Duration Portfolio	90,965	590,916
Pimco VIT Real Return Portfolio	30,024	29,297
Pimco VIT Total Return Portfolio	141,891	477,792
Pioneer Fund VCT Portfolio	125,731	19,507
Pioneer Mid Cap Value VCT Portfolio	95,198	89,854
Pioneer Select Mid Cap Growth VCT Portfolio	37,755	9,930
Prudential Series Fund Equity Portfolio	33	86,177
Prudential Series Fund Natural Resources Portfolio	-	221
Putnam VT Global Asset Allocation Fund	19,389	1,269
Putnam VT Global Health Care Fund	65,091	10,156
Putnam VT Income Fund	32,560	30,537
Putnam VT International Value Fund	5,890	25,176
Putnam VT Large Cap Value Fund	299,496	117,678
Putnam VT Mortgage Securities Fund	56,558	183,046
Putnam VT Multi-Cap Core Fund	42,782	25,931
Royce Capital Fund - Small-Cap Portfolio	1,833	3,316
Schwab Government Money Market Portfolio	2,292,711	3,206,837
Schwab S&P 500 Index Portfolio	1,115,110	3,875,082
Schwab VIT Balanced Portfolio	1,797	3,476
Schwab VIT Balanced with Growth Portfolio	21,307	8,691
Schwab VIT Growth Portfolio	1,659	5,037

Subaccount	Purchases	Sales
T. Rowe Price Health Sciences Portfolio	$6,833	$28,962
T. Rowe Price Health Sciences Portfolio Class II	120,614	24,986
Templeton Foreign VIP Fund	3,485	796
Templeton Global Bond VIP Fund	2,317	76,134
Third Avenue Value Portfolio Variable Series	683	347
Touchstone VST Bond Fund	26,955	181,931
Touchstone VST Common Stock Fund	51,412	140,261
Touchstone VST Common Stock Fund Class SC	43,698	20,997
Touchstone VST Small Company Fund	41,316	7,167
Van Eck VIP Global Hard Assets Fund	19,172	5,998
Van Eck VIP Unconstrained Emerging Markets Bond Fund	10,242	45,978
Vanguard VIF Capital Growth Portfolio	68,148	13,003
Vanguard VIF Diversified Value Portfolio	50,001	36,638
Vanguard VIF Mid-Cap Index Portfolio	76,943	34,273
Vanguard VIF Real Estate Index Portfolio	42,928	27,685
Vanguard VIF Small Company Growth Portfolio	99,949	15,030

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company may deduct from each participant account in the Schwab Select Annuity contract a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date. This charge is recorded as Contract maintenance charges on the Statements of Changes in Net Assets of the applicable Subaccounts.

Transfer Charges

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Subaccounts in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Proceeds from units sold on the Statements of Changes in Net Assets of the applicable Subaccounts.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Separate Account. It deducts a daily fee from the unit value of each Subaccount of the Schwab Select annuity contract, equal to an annual rate of 0.85%; a daily fee from the unit value of each Subaccount of the Schwab OneSource annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen; a daily fee from the unit value of each Subaccount of Schwab Advisor Choice annuity contract, equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily fee from the unit value of each Subaccount of Schwab OneSource Choice annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these fees is guaranteed and will not change. The fees are recognized as Mortality and Expense Risk in the Statements of Operations of the applicable Subaccount.

Optional GLWB Rider Benefit Fee

The Company may deduct a quarterly fee equal to a maximum annual rate of 1.50% from the net assets in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this fee is 0.95% for Schwab Advisor Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab Advisor Choice annuity contracts signed on or after May 1, 2017; and 1.00% for Schwab OneSource Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab OneSource Choice annuity contracts signed on or after May 1, 2017. If applicable, this fee is recognized as Contract Maintenance Fees on the Statements of Operations of theapplicable Subaccount.

If the above charges and fees prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	FINANCIAL HIGHLIGHTS

For each Subaccount, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31, 2022, are included on the following pages. As the unit fair value for the Subaccounts of the Separate Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statements of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Subaccounts of the Separate Account, consisting of mortality and expense fees, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Risk and contract maintenance fees made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date that the investment option was available in the Separate Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Subaccount is added to the Separate Account, the calculation of the total return begins on the day it has investment activity during the period. Unit values and returns for bands or Subaccounts that had no operations activity during the reporting period are not shown. As the total returns for the Subaccounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

AB VPS Growth And Income Portfolio
2022	13	$20.30	$30.43	$287	1.39%	0.49%	0.85%	(36.63)%	46.89%
2021	14	32.03	20.71	324	0.77%	0.49%	0.49%	27.07%	24.10%
2020	14	25.21	16.69	275	1.68%	0.49%	0.85%	1.84%	2.22%
2019	9	24.75	16.33	176	1.25%	0.49%	0.85%	22.87%	23.30%
2018	9	20.14	13.24	144	0.97%	0.49%	0.85%	(6.41)%	(6.07)%
AB VPS International Growth Portfolio
2022	12	10.89	18.43	213	0.00%	0.65%	0.85%	(57.58)%	25.05%
2021	12	25.67	14.74	299	0.00%	0.49%	0.49%	7.33%	4.65%
2020	12	23.92	14.08	269	1.42%	0.65%	0.85%	28.81%	29.07%
2019	17	18.57	10.91	306	0.60%	0.65%	0.85%	26.45%	26.70%
2018	21	14.68	8.61	295	0.70%	0.65%	0.85%	(18.11)%	(17.95)%
AB VPS International Value Portfolio
2022	5	7.27	8.35	43	4.45%	0.85%	0.85%	(25.43)%	(1.60)%
2021	6	9.75	8.48	60	1.83%	0.65%	0.65%	10.14%	7.39%
2020	8	8.85	7.90	66	2.03%	0.65%	0.85%	1.58%	1.80%
2019	11	8.71	7.76	90	0.92%	0.65%	0.85%	16.15%	16.38%
2018	11	7.50	6.67	82	1.52%	0.65%	0.85%	(23.45)%	(23.29)%
AB VPS Large Cap Growth Portfolio
2022	14	28.08	39.78	464	0.00%	0.49%	0.85%	(50.71)%	3.58%
2021	16	56.96	38.40	753	0.00%	0.49%	0.49%	29.82%	24.87%
2020	12	43.88	30.75	446	0.00%	0.49%	0.85%	34.35%	34.82%
2019	8	32.66	22.81	244	0.00%	0.49%	0.85%	35.56%	36.05%
2018	8	24.09	16.76	166	0.00%	0.49%	0.85%	3.13%	3.51%
AB VPS Small/Mid Cap Value Portfolio
2022	6	27.40	28.81	163	1.01%	0.65%	0.85%	(20.45)%	52.67%
2021	8	34.44	18.87	259	0.78%	0.49%	0.49%	34.80%	33.04%
2020	8	25.55	14.19	187	1.28%	0.65%	0.85%	2.49%	2.72%
2019	16	24.93	13.81	319	0.59%	0.65%	0.85%	19.08%	19.32%
2018	18	20.93	11.58	306	0.52%	0.65%	0.85%	(15.76)%	(15.58)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Alger Capital Appreciation Portfolio
2022	12	$18.23	$18.01	$220	0.00%	0.49%	0.65%	(36.83)%	(36.08)%
2021	17	28.87	28.18	491	0.00%	0.49%	0.49%	18.54%	15.73%
2020	7	24.35	24.35	159	0.00%	0.49%	0.49%	41.08%	41.08%
2019	3	17.26	17.26	59	0.00%	0.49%	0.49%	32.93%	32.93%
2018	4	12.99	12.99	49	0.07%	0.49%	0.49%	(0.59)%	(0.59)%
Alger Large Cap Growth Portfolio
2022	31	28.15	52.86	1,548	0.00%	0.65%	0.85%	(67.61)%	66.67%
2021	31	86.91	31.72	2,545	0.00%	0.49%	0.49%	10.90%	(23.68)%
2020	32	78.37	41.56	2,289	0.19%	0.65%	0.85%	65.61%	65.97%
2019	36	47.32	25.04	1,595	0.00%	0.65%	0.85%	26.35%	26.60%
2018	38	37.45	19.78	1,324	0.00%	0.65%	0.85%	1.34%	1.55%
Alger Mid Cap Growth Portfolio
2022	12	17.36	36.11	316	0.00%	0.49%	0.85%	(69.53)%	36.00%
2021	11	56.97	26.55	483	0.00%	0.49%	0.49%	3.32%	0.90%
2020	12	55.14	26.32	468	0.00%	0.49%	0.85%	63.23%	63.87%
2019	12	33.78	16.06	298	0.00%	0.49%	0.85%	29.15%	29.62%
2018	14	26.15	12.39	274	0.00%	0.49%	0.85%	(8.24)%	(7.91)%
Allspring VT Discovery Fund - Class 2
2022	4	17.40	29.48	82	0.00%	0.49%	0.85%	(64.62)%	7.71%
2021	4	49.17	27.37	136	0.00%	0.49%	0.49%	(3.23)%	(8.05)%
2020	7	50.81	29.77	263	0.00%	0.49%	0.85%	61.26%	61.86%
2019	3	31.51	32.25	96	0.00%	0.65%	0.85%	37.84%	38.12%
2018	1	22.86	23.35	31	0.00%	0.65%	0.85%	(7.85)%	(7.67)%
Allspring VT Omega Growth 2
2022	4	20.04	19.70	79	0.00%	0.65%	0.85%	(37.61)%	(35.53)%
2021	5	32.12	30.55	158	0.00%	0.65%	0.65%	15.76%	12.48%
2020	5	27.75	27.16	138	0.00%	0.65%	0.85%	42.00%	42.28%
2019	5	19.54	19.09	100	0.00%	0.65%	0.85%	35.89%	36.16%
2018	6	14.38	14.02	87	0.00%	0.65%	0.85%	(0.59)%	(0.38)%
Allspring VT Opportunity Fund - Class 2
2022	5	31.96	31.96	148	0.00%	0.85%	0.85%	(21.48)%	33.54%
2021	5	40.70	23.93	200	0.04%	0.49%	0.49%	23.72%	(22.13)%
2020	6	32.90	30.73	181	0.47%	0.65%	0.85%	19.97%	20.24%
2019	6	27.42	25.56	162	0.27%	0.65%	0.85%	30.36%	30.60%
2018	6	21.03	19.57	130	0.19%	0.65%	0.85%	(7.94)%	(7.75)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Alps Red Rocks Listed Private Equity Portfolio
2022	-	$-	$-	$-	0.00%	0.00%	0.00%	0.00%	0.00%
2021	1	21.79	21.35	21	4.99%	0.49%	0.49%	24.80%	22.27%
2020	1	17.46	17.46	17	14.72%	0.65%	0.65%	8.84%	8.84%
2019	1	16.04	16.04	16	0.00%	0.65%	0.65%	39.44%	39.44%
2018	1	11.50	11.50	11	5.74%	0.65%	0.65%	(12.79)%	(12.79)%
American Century Investments VP Balanced Fund
2022	54	14.67	27.50	950	1.27%	0.65%	0.85%	(56.23)%	56.41%
2021	45	33.52	17.58	949	0.83%	0.49%	0.49%	14.79%	13.29%
2020	44	29.20	15.52	836	1.17%	0.65%	0.85%	11.59%	11.80%
2019	68	26.17	14.01	1,169	1.56%	0.49%	0.85%	18.84%	19.26%
2018	67	22.02	11.74	973	1.10%	0.49%	0.85%	(4.65)%	(4.30)%
American Century Investments VP Income & Growth Fund
2022	43	18.49	26.36	829	1.78%	0.49%	0.85%	(40.95)%	27.26%
2021	43	31.31	20.71	958	1.07%	0.49%	0.49%	26.00%	19.73%
2020	44	24.85	17.30	804	2.18%	0.49%	0.85%	10.86%	11.26%
2019	42	15.24	15.55	665	2.08%	0.49%	0.85%	22.90%	23.34%
2018	37	12.40	12.61	475	2.24%	0.49%	0.85%	(7.66)%	(7.33)%
American Century Investments VP International Fund
2022	12	12.59	26.55	205	1.55%	0.49%	0.85%	(64.62)%	62.30%
2021	14	35.58	16.36	350	0.15%	0.49%	0.49%	7.83%	5.30%
2020	15	33.00	15.54	340	0.49%	0.49%	0.85%	24.81%	25.28%
2019	14	26.44	12.40	253	0.85%	0.49%	0.85%	27.33%	27.80%
2018	12	20.76	9.63	183	1.30%	0.65%	0.85%	(15.95)%	(15.77)%
American Century Investments VP Mid Cap Value Fund
2022	11	19.49	45.01	351	2.11%	0.49%	0.85%	(58.70)%	132.83%
2021	12	47.20	19.33	378	1.03%	0.49%	0.49%	25.09%	19.12%
2020	12	37.73	16.23	297	1.80%	0.49%	0.85%	0.25%	0.60%
2019	12	37.64	16.13	315	1.92%	0.49%	0.85%	27.90%	28.36%
2018	12	29.43	12.56	257	1.27%	0.49%	0.85%	(13.70)%	(13.39)%
American Century Investments VP Value Fund
2022	138	18.88	40.99	3,573	2.08%	0.49%	0.85%	(54.09)%	123.30%
2021	138	41.12	18.36	3,791	1.74%	0.49%	0.49%	23.46%	20.56%
2020	135	33.31	15.23	2,979	2.53%	0.49%	0.85%	0.11%	0.51%
2019	138	33.27	15.15	3,001	2.15%	0.49%	0.85%	25.96%	26.41%
2018	96	26.41	11.99	1,844	1.70%	0.49%	0.85%	(9.92)%	(9.59)%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

American Funds IS Bond Fund
2022	4		$9.01	$9.01	$39	2.96%	0.65%	0.65%	(13.38)%	(12.86)%
2021	4		10.40	10.34	45	1.41%	0.49%	0.49%	(0.69)%	(1.28)%
2020	4		10.47	10.47	45	1.95%	0.65%	0.65%	4.70%	4.70%
American Funds IS Global Growth Fund
2022	8		19.91	19.57	161	0.94%	0.49%	0.69%	(24.91)%	(25.06)%
2021	8		26.51	26.11	208	0.58%	0.49%	0.49%	17.69%	14.40%
2020	8		22.53	22.83	186	0.65%	0.49%	0.69%	29.88%	30.14%
2019	8		17.54	17.54	148	1.36%	0.49%	0.49%	34.95%	34.95%
2018	9		13.00	13.00	115	0.97%	0.49%	0.49%	(9.26)%	(9.26)%
American Funds IS Growth-Income Fund
2022	11		13.66	13.53	148	1.05%	0.49%	0.69%	(17.11)%	(16.79)%
2021	12		16.48	16.27	193	0.96%	0.49%	0.49%	23.85%	21.58%
2020	12		13.31	13.38	160	1.45%	0.49%	0.69%	12.47%	12.71%
2019	6		11.84	11.87	68	1.24%	0.49%	0.65%	25.04%	25.22%
American Funds IS International Fund
2022	0	*	10.75	10.75	4	1.76%	0.49%	0.49%	(21.17)%	(20.42)%
2021	0	*	13.63	13.50	6	2.44%	0.49%	0.49%	(1.98)%	(2.91)%
2020	0	*	13.91	13.91	6	0.73%	0.49%	0.49%	13.45%	13.45%
2019	0	*	12.26	12.26	5	1.71%	0.49%	0.49%	22.30%	22.30%
American Funds IS New World Fund
2022	11		14.61	14.42	167	1.36%	0.49%	0.69%	(22.48)%	(21.92)%
2021	11		18.85	18.47	200	0.83%	0.49%	0.49%	5.38%	2.29%
2020	12		17.89	18.06	209	0.09%	0.49%	0.69%	22.73%	23.00%
2019	7		14.68	14.68	102	0.96%	0.49%	0.49%	28.51%	28.51%
2018	7		11.42	11.42	83	0.97%	0.49%	0.49%	(14.46)%	(14.46)%
Blackrock Global Allocation VI Fund
2022	20		13.36	13.12	264	0.00%	0.49%	0.85%	(16.33)%	(15.50)%
2021	21		15.97	15.52	329	0.94%	0.49%	0.49%	7.64%	3.29%
2020	19		14.83	15.03	277	0.93%	0.49%	0.69%	20.19%	20.42%
2019	32		12.34	12.48	399	1.23%	0.49%	0.69%	17.18%	17.41%
2018	41		10.53	10.63	436	1.17%	0.49%	0.69%	(7.98)%	(7.80)%
BNY Mellon IP Midcap Stock Portfolio
2022	26		16.00	38.31	464	0.75%	0.49%	0.85%	(64.42)%	110.43%
2021	29		44.96	18.20	590	0.61%	0.49%	0.49%	24.82%	21.89%
2020	30		36.02	14.94	483	0.90%	0.49%	0.85%	7.18%	7.60%
2019	31		33.61	13.88	467	0.64%	0.49%	0.85%	19.17%	19.60%
2018	32		28.20	11.61	404	0.22%	0.49%	0.85%	(16.21)%	(15.90)%

*The Subaccount has units that round to less than 1000 units.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

BNY Mellon VIF Appreciation Portfolio
2022	20	$32.32	$35.99	$673	0.67%	0.65%	0.85%	(27.04)%	38.62%
2021	20	44.30	25.96	841	0.43%	0.49%	0.49%	26.06%	(17.41)%
2020	22	35.14	31.44	750	0.87%	0.65%	0.85%	22.66%	22.89%
2019	28	28.65	25.58	767	1.11%	0.65%	0.85%	34.94%	35.21%
2018	19	21.23	18.92	396	1.24%	0.65%	0.85%	(7.65)%	(7.47)%
BNY Mellon VIF Growth and Income Portfolio
2022	10	22.23	35.95	256	0.80%	0.65%	0.85%	(47.77)%	38.95%
2021	10	42.56	25.87	302	0.48%	0.49%	0.49%	24.57%	22.94%
2020	10	34.17	21.04	242	0.79%	0.65%	0.85%	23.57%	23.86%
2019	15	27.65	16.99	279	0.94%	0.65%	0.85%	28.03%	28.28%
2018	12	21.60	13.58	184	0.79%	0.65%	0.85%	(5.50)%	(5.31)%
Clearbridge Variable Large Cap Growth Portfolio
2022	14	13.28	13.26	192	0.00%	0.65%	0.69%	(33.08)%	(32.31)%
2021	13	19.85	19.59	247	0.00%	0.49%	0.49%	21.99%	20.26%
2020	13	16.27	16.29	213	0.00%	0.65%	0.69%	29.84%	29.90%
2019	3	12.54	12.54	41	0.23%	0.65%	0.65%	31.31%	31.31%
Clearbridge Variable Mid Cap Portfolio
2022	5	15.48	15.27	81	0.36%	0.65%	0.85%	(26.47)%	(25.95)%
2021	5	21.05	20.63	102	0.02%	0.49%	0.49%	30.25%	26.43%
2020	4	16.16	16.31	69	0.45%	0.65%	0.85%	14.38%	14.64%
2019	3	14.23	14.23	39	0.63%	0.65%	0.65%	32.09%	32.09%
2018	3	10.78	10.78	28	0.50%	0.65%	0.65%	(13.09)%	(13.09)%
Clearbridge Variable Small Cap Growth Portfolio
2022	5	18.13	18.13	96	0.00%	0.65%	0.65%	(30.06)%	(28.36)%
2021	5	25.92	25.31	139	0.00%	0.49%	0.49%	13.34%	10.40%
2020	4	22.87	22.93	96	0.00%	0.65%	0.69%	42.28%	42.31%
2019	4	16.11	16.11	64	0.00%	0.65%	0.65%	26.05%	26.05%
2018	8	12.78	12.78	99	0.00%	0.65%	0.65%	2.77%	2.77%
Columbia Variable Portfolio - Emerging Markets Fund
2022	1	9.78	9.78	11	0.00%	0.69%	0.69%	(33.76)%	(33.36)%
2021	1	14.77	14.68	13	0.78%	0.49%	0.49%	(7.80)%	(8.36)%
2020	1	16.02	16.02	12	0.00%	0.69%	0.69%	60.18%	60.18%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Columbia Variable Portfolio - Large Cap Growth Fund
2022	51	$20.03	$19.56	$1,018	0.00%	0.49%	0.85%	(31.87)%	(32.11)%
2021	52	29.40	28.81	1,531	0.00%	0.49%	0.49%	29.89%	25.14%
2020	56	22.64	23.02	1,280	0.00%	0.49%	0.85%	33.31%	33.76%
2019	58	16.98	17.21	999	0.00%	0.49%	0.85%	34.39%	34.86%
2018	57	12.64	12.76	732	0.00%	0.49%	0.85%	(4.95)%	(4.60)%
Columbia Variable Portfolio - Seligman Global Technology Fund
2022	27	38.29	48.83	1,229	0.00%	0.49%	0.85%	(48.15)%	(11.14)%
2021	26	73.85	54.95	1,822	0.29%	0.49%	0.49%	40.51%	34.29%
2020	27	52.56	40.92	1,332	0.00%	0.49%	0.85%	44.56%	45.11%
2019	24	36.36	28.20	832	0.00%	0.49%	0.85%	53.66%	54.22%
2018	31	23.66	18.29	729	0.00%	0.49%	0.85%	(9.23)%	(8.90)%
Columbia Variable Portfolio - Small Cap Value Fund
2022	3	37.88	36.86	100	0.46%	0.65%	0.85%	(9.56)%	97.62%
2021	3	41.88	18.65	130	0.52%	0.49%	0.49%	30.98%	(43.01)%
2020	3	31.98	32.73	93	0.35%	0.65%	0.85%	7.66%	7.90%
2019	3	29.70	30.33	87	0.30%	0.65%	0.85%	19.96%	20.20%
2018	4	24.76	25.24	98	0.15%	0.65%	0.85%	(18.86)%	(18.70)%
Delaware VIP Emerging Markets Series
2022	24	10.67	10.84	256	4.29%	0.49%	0.85%	(30.41)%	(24.76)%
2021	25	15.33	14.41	368	0.32%	0.49%	0.49%	(2.15)%	(5.93)%
2020	24	15.67	15.32	373	0.87%	0.49%	0.85%	23.99%	24.43%
2019	29	12.64	12.31	357	0.68%	0.49%	0.85%	21.59%	22.02%
2018	26	10.39	10.08	268	2.67%	0.49%	0.85%	(16.52)%	(16.22)%
Delaware VIP International Series
2022	9	8.90	8.87	76	1.55%	0.49%	0.69%	(17.74)%	(17.76)%
2021	9	10.82	10.78	98	0.95%	0.49%	0.49%	6.35%	5.94%
2020	9	10.18	10.18	90	0.00%	0.49%	0.69%	1.77%	1.78%
Delaware VIP Small Cap Value Series
2022	13	16.87	48.42	408	0.87%	0.49%	0.85%	(69.63)%	158.02%
2021	16	55.55	18.77	577	0.86%	0.49%	0.49%	33.28%	30.15%
2020	17	41.68	14.42	476	1.43%	0.49%	0.85%	(2.73)%	(2.37)%
2019	18	42.85	14.77	552	1.06%	0.49%	0.85%	27.06%	27.51%
2018	19	33.73	11.58	460	0.84%	0.49%	0.85%	(17.43)%	(17.13)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Delaware VIP Smid Cap Core Series
2022	8	$19.88	$36.94	$228	0.44%	0.49%	0.85%	(54.48)%	63.97%
2021	9	43.66	22.53	285	0.96%	0.49%	0.49%	23.49%	19.27%
2020	9	35.36	18.89	244	0.59%	0.49%	0.85%	10.15%	10.52%
2019	12	32.10	17.09	286	0.53%	0.49%	0.85%	28.53%	29.00%
2018	13	24.97	13.25	233	0.17%	0.49%	0.85%	(12.87)%	(12.55)%
Delaware VIP Value Series
2022	14	14.97	14.80	205	1.70%	0.49%	0.69%	(3.74)%	(3.21)%
2021	16	15.55	15.29	249	5.74%	0.49%	0.49%	22.72%	19.79%
2020	16	12.67	12.77	208	2.27%	0.49%	0.69%	(0.30)%	(0.11)%
2019	8	12.71	12.78	103	0.28%	0.49%	0.69%	19.14%	19.38%
Dimensional VA US Targeted Value Portfolio
2022	9	18.54	18.23	169	1.35%	0.49%	0.69%	(4.68)%	(4.87)%
2021	10	19.45	19.16	188	1.44%	0.49%	0.49%	40.84%	36.90%
2020	10	13.81	13.99	140	2.15%	0.49%	0.69%	3.27%	3.51%
2019	9	13.52	13.52	124	1.39%	0.49%	0.49%	21.96%	21.96%
2018	8	11.09	11.09	90	1.05%	0.49%	0.49%	(16.28)%	(16.28)%
DWS Capital Growth VIP
2022	35	23.89	37.28	1,173	0.09%	0.65%	0.85%	(55.99)%	9.01%
2021	36	54.28	34.20	1,843	0.24%	0.49%	0.49%	21.74%	20.14%
2020	47	44.59	28.46	1,914	0.51%	0.65%	0.85%	37.88%	38.11%
2019	41	32.34	20.61	1,258	0.43%	0.65%	0.85%	35.97%	36.25%
2018	41	23.79	15.12	933	0.70%	0.65%	0.85%	(2.44)%	(2.24)%
DWS Core Equity VIP
2022	13	22.17	32.70	337	0.81%	0.49%	0.85%	(44.74)%	27.40%
2021	14	40.12	25.66	428	0.77%	0.49%	0.49%	27.68%	21.33%
2020	15	31.42	21.15	357	1.40%	0.49%	0.85%	15.14%	15.59%
2019	14	27.29	18.30	285	1.07%	0.49%	0.85%	29.20%	29.66%
2018	13	21.12	14.12	223	1.63%	0.49%	0.85%	(6.49)%	(6.15)%
DWS Croci® U.S. VIP
2022	2	20.37	20.37	45	1.39%	0.85%	0.85%	(16.11)%	42.55%
2021	5	24.28	14.29	110	1.89%	0.49%	0.49%	25.62%	(4.47)%
2020	4	19.33	14.96	85	2.41%	0.65%	0.85%	(12.92)%	(12.72)%
2019	7	22.20	17.14	161	1.91%	0.65%	0.85%	31.83%	32.09%
2018	13	16.84	12.98	224	2.50%	0.65%	0.85%	(11.26)%	(11.07)%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

DWS Global Small Cap VIP
2022	6		$11.04	$11.06	$64	0.55%	0.65%	0.65%	(25.46)%	(23.28)%
2021	6		14.81	14.42	85	0.36%	0.49%	0.49%	15.42%	12.31%
2020	6		12.84	12.84	75	0.86%	0.65%	0.65%	16.58%	16.58%
2019	6		11.01	11.01	64	0.00%	0.65%	0.65%	20.50%	20.50%
2018	12		9.05	9.19	107	0.28%	0.49%	0.85%	(21.19)%	(20.90)%
DWS Small Cap Index VIP
2022	52		16.24	41.89	1,110	0.90%	0.49%	0.85%	(69.48)%	109.29%
2021	54		53.23	20.01	1,427	0.73%	0.49%	0.49%	13.53%	10.87%
2020	51		46.89	18.05	1,222	1.20%	0.49%	0.85%	18.43%	18.84%
2019	63		39.59	15.19	1,243	1.16%	0.49%	0.85%	24.16%	24.61%
2018	58		31.89	12.19	1,111	0.95%	0.49%	0.85%	(11.99)%	(11.67)%
DWS Small Mid Cap Growth VIP
2022	0	*	15.37	15.37	2	0.00%	0.65%	0.65%	(28.57)%	(26.59)%
2021	1		21.52	20.94	24	0.04%	0.49%	0.49%	13.24%	10.19%
2020	1		19.01	19.01	20	0.05%	0.65%	0.65%	30.72%	30.72%
2019	1		14.54	14.54	15	0.00%	0.65%	0.65%	21.62%	21.62%
2018	1		11.95	11.95	12	0.00%	0.65%	0.65%	(14.15)%	(14.15)%
DWS Small Mid Cap Value VIP
2022	5		21.72	21.77	108	0.85%	0.65%	0.85%	(16.73)%	34.35%
2021	5		26.08	16.21	131	1.47%	0.49%	0.49%	29.40%	(19.06)%
2020	7		20.15	20.02	140	1.51%	0.65%	0.85%	(1.64)%	(1.47)%
2019	7		19.85	20.32	149	0.72%	0.65%	0.85%	20.49%	20.73%
2018	7		17.01	16.83	126	1.38%	0.65%	0.85%	(16.73)%	(16.57)%
Empower Aggressive Profile Fund
2022	-		-	-	-	0.00%	0.00%	0.00%	0.00%	0.00%
2021	-		-	-	-	0.00%	0.49%	0.49%	18.87%	18.43%
2020	-		12.58	12.46	598	1.63%	0.49%	0.85%	11.82%	10.76%
2019	12		11.25	11.25	136	2.14%	0.65%	0.65%	25.28%	25.28%
2018	14		8.98	8.98	122	2.60%	0.65%	0.65%	(10.17)%	(10.17)%

*The Subaccount has units that round to less than 1,000 units.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Bond Index Fund
2022	67	$9.74	$9.65	$652	1.11%	0.49%	0.69%	(14.10)%	(13.77)%
2021	84	11.34	11.19	947	0.80%	0.49%	0.49%	(2.34)%	(4.15)%
2020	96	11.61	11.67	1,117	1.54%	0.49%	0.69%	6.41%	6.69%
2019	60	10.91	10.94	653	1.22%	0.49%	0.69%	7.34%	7.56%
2018	4	10.16	10.17	36	0.66%	0.49%	0.65%	1.63%	1.75%

Empower Conservative Profile Fund
2022	127	10.93	10.93	1,393	1.80%	0.65%	0.65%	(11.04)%	(9.86)%
2021	132	12.29	12.12	1,608	2.43%	0.49%	0.49%	6.29%	4.89%
2020	136	11.56	11.56	1,568	2.39%	0.65%	0.65%	7.52%	7.52%
2019	72	10.75	10.75	776	2.20%	0.65%	0.65%	10.81%	10.81%
2018	72	9.70	9.70	696	2.91%	0.60%	0.60%	(2.98)%	(2.98)%
Empower International Index Fund
2022	7	10.68	10.60	79	1.74%	0.49%	0.69%	(15.16)%	(14.96)%
2021	4	12.59	12.47	48	0.86%	0.49%	0.49%	10.50%	9.44%
2020	13	11.39	11.39	152	12.48%	0.65%	0.69%	6.78%	6.85%
2019	1	10.67	10.67	16	2.42%	0.65%	0.65%	6.66%	6.66%
Empower Lifetime 2015 Fund
2022	4	11.35	11.35	47	1.99%	0.65%	0.65%	(13.34)%	(12.19)%
2021	4	13.10	12.93	54	2.14%	0.49%	0.49%	8.41%	6.99%
2020	4	12.09	12.09	50	1.98%	0.65%	0.65%	20.86%	20.86%
Empower Lifetime 2020 Fund
2022	5	11.42	11.42	62	2.04%	0.65%	0.65%	(14.02)%	(12.88)%
2021	5	13.28	13.11	71	2.30%	0.49%	0.49%	9.10%	7.66%
2020	5	12.17	12.17	66	2.08%	0.65%	0.65%	21.74%	21.74%
Empower Lifetime 2025 Fund
2022	4	11.57	11.57	45	1.68%	0.65%	0.65%	(14.89)%	(13.76)%
2021	4	13.59	13.41	53	2.18%	0.49%	0.49%	10.09%	8.65%
2020	4	12.34	12.34	48	0.32%	0.65%	0.65%	23.44%	23.44%
Empower Lifetime 2030 Fund
2022	2	11.71	11.71	22	1.85%	0.65%	0.65%	(15.67)%	(14.55)%
2021	2	13.89	13.70	25	2.53%	0.49%	0.49%	11.53%	10.06%
2020	2	12.45	12.45	23	2.26%	0.65%	0.65%	24.51%	24.51%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Mid Cap Value Fund
2022	2	$15.74	$15.57	$38	0.61%	0.49%	0.65%	(12.19)%	(11.33)%
2021	3	17.92	17.56	45	16.63%	0.49%	0.49%	30.51%	26.92%
2020	3	13.73	13.84	38	0.82%	0.49%	0.65%	(0.99)%	(0.82)%
2019	3	13.87	13.95	38	0.18%	0.49%	0.65%	19.72%	19.91%
2018	3	11.59	11.64	32	4.49%	0.49%	0.65%	(12.88)%	(12.74)%
Empower Moderate Profile Fund
2022	233	11.88	11.79	2,755	2.21%	0.49%	0.65%	(12.45)%	(11.95)%
2021	245	13.57	13.39	3,317	3.37%	0.49%	0.49%	11.91%	9.97%
2020	255	12.12	12.17	3,099	1.69%	0.49%	0.65%	10.50%	10.67%
2019	246	10.97	11.00	2,707	1.43%	0.49%	0.65%	16.76%	16.94%
2018	9	9.39	9.39	85	2.19%	0.65%	0.65%	(6.06)%	(6.06)%
Empower Moderately Aggressive Profile Fund
2022	8	12.04	12.04	96	1.54%	0.65%	0.65%	(14.16)%	(13.02)%
2021	8	14.02	13.84	118	4.52%	0.49%	0.49%	14.18%	12.68%
2020	8	12.28	12.28	104	2.19%	0.65%	0.65%	11.06%	11.06%
2019	9	11.06	11.06	97	1.24%	0.65%	0.65%	19.56%	19.56%
Empower Moderately Conservative Profile Fund
2022	122	11.34	11.34	1,385	1.72%	0.65%	0.65%	(11.91)%	(10.74)%
2021	126	12.88	12.71	1,654	3.03%	0.49%	0.49%	9.06%	7.63%
2020	130	11.81	11.81	1,534	1.56%	0.65%	0.65%	8.83%	8.83%
2019	59	10.85	10.85	643	2.14%	0.65%	0.65%	13.71%	13.71%
2018	20	9.54	9.54	191	1.95%	0.65%	0.65%	(4.61)%	(4.61)%
Empower Multi- Sector Bond Fund
2022	106	11.33	11.06	1,197	2.36%	0.49%	0.85%	(11.85)%	(12.16)%
2021	100	12.85	12.59	1,287	2.39%	0.49%	0.49%	2.10%	(1.63)%
2020	93	12.59	12.80	1,193	3.62%	0.49%	0.85%	8.17%	8.59%
2019	81	11.79	11.79	955	1.66%	0.49%	0.49%	11.19%	11.19%
2018	82	10.61	10.61	871	3.08%	0.49%	0.49%	(3.58)%	(3.58)%
Empower Real Estate Index Fund
2022	12	9.74	9.74	117	1.76%	0.65%	0.65%	(26.88)%	(26.49)%
2021	11	13.31	13.24	145	0.65%	0.65%	0.65%	43.37%	42.61%
2020	8	9.29	9.29	78	1.79%	0.65%	0.65%	(12.14)%	(12.14)%
2019	8	10.57	10.57	89	0.00%	0.65%	0.65%	5.73%	5.73%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Securefoundation® Balanced Fund
2022	1,084	$14.51	$14.06	$15,492	1.59%	0.49%	0.85%	(14.93)%	(15.23)%
2021	1,154	17.05	16.59	19,419	2.02%	0.49%	0.49%	13.23%	7.60%
2020	1,239	15.06	15.42	18,891	2.32%	0.49%	0.85%	12.97%	13.39%
2019	1,251	13.33	13.60	16,852	1.99%	0.49%	0.85%	16.80%	17.22%
2018	1,259	11.41	11.52	14,496	1.99%	0.65%	0.85%	(6.13)%	(5.94)%
Empower T. Rowe Price Mid Cap Growth Fund
2022	3	15.52	15.34	53	0.02%	0.49%	0.69%	(23.17)%	(22.75)%
2021	4	20.20	19.86	83	0.18%	0.49%	0.49%	15.13%	12.35%
2020	4	17.55	17.68	74	0.00%	0.49%	0.69%	23.26%	23.53%
2019	14	14.25	14.31	201	0.01%	0.49%	0.65%	30.43%	30.64%
2018	17	10.93	10.96	186	0.09%	0.49%	0.65%	(2.97)%	(2.80)%
Federated Fund For U.S. Government Securities Fund II
2022	179	9.73	18.36	2,011	1.91%	0.49%	0.85%	(54.05)%	68.79%
2021	193	21.17	10.88	2,534	1.97%	0.49%	0.49%	(2.87)%	(5.15)%
2020	189	21.80	11.47	2,594	2.51%	0.49%	0.85%	4.34%	4.71%
2019	153	20.89	10.95	2,198	1.59%	0.49%	0.85%	5.00%	5.38%
2018	92	19.90	10.39	1,482	2.37%	0.49%	0.85%	(0.40)%	(0.04)%
Federated Hermes Managed Volatility Fund II
2022	3	26.30	26.30	87	1.88%	0.85%	0.85%	(14.48)%	(14.48)%
2021	3	30.75	30.75	114	1.77%	0.85%	0.85%	17.50%	17.50%
2020	4	26.17	26.17	93	2.73%	0.85%	0.85%	0.08%	0.08%
2019	4	26.15	26.15	106	2.07%	0.85%	0.85%	19.21%	19.21%
2018	4	21.94	21.94	92	1.55%	0.85%	0.85%	(9.27)%	(9.27)%
Franklin Small Cap Value VIP Fund
2022	26	16.68	26.18	553	0.98%	0.49%	0.85%	(44.52)%	44.35%
2021	29	30.07	18.14	677	1.00%	0.49%	0.49%	27.31%	21.39%
2020	32	23.62	14.94	598	1.63%	0.49%	0.85%	4.29%	4.64%
2019	32	22.65	14.28	578	1.06%	0.49%	0.85%	25.28%	25.74%
2018	36	18.08	11.35	540	0.77%	0.49%	0.85%	(13.62)%	(13.31)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco Oppenheimer V.I. Global Fund
2022	20	$15.56	$41.38	$700	0.00%	0.49%	0.85%	(74.56)%	85.59%
2021	31	61.17	22.30	1,268	0.00%	0.49%	0.49%	14.51%	11.83%
2020	32	53.41	19.94	1,195	0.76%	0.49%	0.85%	26.57%	27.00%
2019	33	42.20	15.70	958	0.91%	0.49%	0.85%	30.67%	31.14%
2018	38	32.30	11.97	962	0.96%	0.49%	0.85%	(13.92)%	(13.61)%
Invesco Oppenheimer V.I. International Growth Fund
2022	10	11.20	14.41	129	0.00%	0.49%	0.85%	(45.36)%	(4.11)%
2021	10	20.49	15.03	182	0.00%	0.49%	0.49%	12.31%	6.72%
2020	21	18.25	14.08	321	1.03%	0.49%	0.85%	20.43%	20.95%
2019	25	15.15	11.64	317	1.11%	0.49%	0.85%	27.52%	27.97%
2018	28	11.88	9.10	302	0.87%	0.49%	0.85%	(20.10)%	(19.81)%
Invesco Oppenheimer V.I. Main Street Small Cap Fund
2022	11	18.72	18.15	211	0.54%	0.49%	0.85%	(16.29)%	(16.55)%
2021	11	22.36	21.74	254	0.37%	0.49%	0.49%	24.95%	18.67%
2020	10	17.89	18.32	182	0.66%	0.49%	0.85%	18.90%	19.37%
2019	6	15.05	15.35	84	0.16%	0.49%	0.85%	25.40%	25.86%
2018	7	12.15	12.19	83	0.29%	0.49%	0.85%	(11.09)%	(10.80)%
Invesco V.I. Comstock Fund
2022	9	19.04	33.46	288	1.63%	0.65%	0.85%	(42.93)%	79.22%
2021	10	33.37	18.67	297	1.93%	0.49%	0.49%	32.23%	(17.43)%
2020	9	25.24	22.61	210	1.82%	0.65%	0.85%	(1.69)%	(1.50)%
2019	22	25.67	14.52	451	1.92%	0.65%	0.85%	24.24%	24.49%
2018	22	20.66	11.67	361	1.65%	0.65%	0.85%	(12.91)%	(12.73)%
Invesco V.I. Core Equity Fund
2022	3	39.78	39.78	121	0.91%	0.85%	0.85%	(21.22)%	(21.22)%
2021	3	50.49	50.49	248	0.67%	0.85%	0.85%	26.66%	26.66%
2020	3	39.87	39.87	129	1.49%	0.85%	0.85%	12.87%	12.87%
2019	3	35.32	35.32	114	0.94%	0.85%	0.85%	27.87%	27.87%
2018	3	27.62	27.62	92	0.80%	0.85%	0.85%	(10.16)%	(10.16)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Growth & Income Fund
2022	20	$18.12	$31.99	$469	1.61%	0.49%	0.85%	(47.06)%	70.16%
2021	21	34.24	18.80	555	1.50%	0.49%	0.49%	27.42%	24.43%
2020	25	26.87	15.11	539	2.34%	0.49%	0.85%	1.24%	1.62%
2019	32	26.54	14.87	703	1.03%	0.49%	0.85%	24.13%	24.57%
2018	83	21.38	11.94	1,325	2.16%	0.49%	0.85%	(14.12)%	(13.81)%
Invesco V.I. High Yield Fund
2022	6	11.48	23.97	73	2.19%	0.49%	0.85%	(57.03)%	93.04%
2021	11	26.72	12.42	139	4.79%	0.49%	0.49%	3.50%	1.07%
2020	11	25.82	12.28	134	6.54%	0.49%	0.85%	2.46%	2.79%
2019	10	25.20	11.95	131	4.87%	0.49%	0.85%	12.55%	12.95%
2018	13	22.39	10.58	169	5.31%	0.49%	0.85%	(4.18)%	(3.83)%
Invesco V.I. International Growth Fund
2022	29	14.46	16.77	462	1.77%	0.65%	0.85%	(30.16)%	17.97%
2021	29	20.71	14.22	570	1.30%	0.49%	0.49%	4.99%	(16.05)%
2020	28	19.72	16.94	529	2.59%	0.65%	0.85%	13.03%	13.28%
2019	31	11.98	14.95	507	1.58%	0.65%	0.85%	27.48%	27.74%
2018	31	9.40	11.71	405	2.07%	0.65%	0.85%	(15.73)%	(15.53)%
Invesco V.I. Mid Cap Core Equity Fund
2022	4	29.38	28.59	119	0.36%	0.65%	0.85%	(14.81)%	62.49%
2021	4	34.49	17.59	140	0.45%	0.49%	0.49%	25.33%	(37.53)%
2020	4	27.52	28.17	115	0.80%	0.65%	0.85%	8.34%	8.54%
2019	3	25.40	25.95	85	0.47%	0.65%	0.85%	24.21%	24.47%
2018	4	20.45	20.85	75	0.52%	0.65%	0.85%	(12.10)%	(11.92)%
Invesco V.I. Small Cap Equity Fund
2022	5	16.02	35.32	115	0.00%	0.49%	0.85%	(65.15)%	79.13%
2021	5	45.96	19.72	146	0.17%	0.49%	0.49%	22.45%	16.68%
2020	5	37.53	16.90	116	0.40%	0.49%	0.85%	26.16%	26.57%
2019	5	29.75	13.35	92	0.00%	0.49%	0.85%	25.53%	25.98%
2018	8	23.70	10.60	106	0.00%	0.49%	0.85%	(15.81)%	(15.53)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Technology Fund
2022	18	$7.48	$7.48	$138	0.00%	0.85%	0.85%	(78.34)%	(40.46)%
2021	23	34.51	12.55	290	0.00%	0.49%	0.49%	15.20%	13.44%
2020	30	29.96	11.07	352	0.00%	0.85%	0.85%	44.88%	44.85%
2019	31	7.64	7.64	235	0.00%	0.85%	0.85%	34.73%	34.73%
2018	46	5.67	15.35	274	0.00%	0.85%	0.85%	(1.31)%	(1.30)%
Ivy VIP International Core Equity
2022	9	11.08	10.95	101	2.24%	0.49%	0.65%	(14.72)%	(13.71)%
2021	13	12.99	12.69	169	1.06%	0.49%	0.49%	14.65%	10.93%
2020	14	11.33	11.44	160	3.14%	0.49%	0.65%	6.52%	6.68%
2019	60	10.64	10.72	646	1.68%	0.49%	0.65%	17.93%	18.11%
2018	10	9.02	9.08	91	0.66%	0.49%	0.65%	(18.35)%	(18.22)%
Janus Henderson VIT Balanced Portfolio
2022	10	17.24	37.88	300	1.25%	0.49%	0.85%	(62.26)%	85.54%
2021	10	45.69	20.41	362	0.91%	0.49%	0.49%	16.20%	14.85%
2020	10	39.32	17.77	311	2.76%	0.49%	0.85%	13.35%	13.79%
2019	7	34.69	15.62	226	1.44%	0.49%	0.85%	21.55%	21.99%
2018	18	28.54	28.54	506	2.17%	0.85%	0.85%	(0.18)%	(0.18)%
Janus Henderson VIT Balanced Portfolio Service Shares
2022	174	16.65	26.32	3,483	0.95%	0.65%	0.85%	(47.70)%	32.98%
2021	193	31.83	19.79	4,688	0.67%	0.65%	0.65%	15.92%	14.40%
2020	200	27.46	17.30	4,124	2.56%	0.65%	0.85%	13.04%	13.29%
2019	177	24.29	15.27	3,344	1.77%	0.65%	0.85%	21.24%	21.48%
2018	141	20.03	12.57	2,316	1.79%	0.65%	0.85%	(0.42)%	(0.22)%
Janus Henderson VIT Flexible Bond Portfolio
2022	165	10.56	22.34	1,790	2.47%	0.49%	0.85%	(59.53)%	84.57%
2021	170	26.09	12.10	2,197	2.03%	0.49%	0.49%	(1.74)%	(2.88)%
2020	172	26.55	12.46	2,283	3.12%	0.49%	0.85%	9.55%	9.98%
2019	183	24.24	11.33	2,262	3.46%	0.49%	0.85%	8.65%	9.03%
2018	157	22.31	10.39	1,823	3.60%	0.49%	0.85%	(1.84)%	(1.49)%
Janus Henderson VIT Flexible Bond Portfolio Service Shares
2022	95	10.20	15.14	1,308	2.01%	0.65%	0.85%	(42.50)%	28.97%
2021	98	17.73	11.74	1,574	1.59%	0.65%	0.65%	(1.95)%	(32.55)%
2020	88	18.08	17.40	1,518	2.52%	0.65%	0.85%	9.32%	9.59%
2019	107	10.95	15.88	1,700	2.63%	0.65%	0.85%	8.36%	8.57%
2018	134	15.27	10.20	1,979	2.67%	0.65%	0.85%	(2.13)%	(1.92)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Janus Henderson VIT Global Research Portfolio
2022	25	$17.02	$35.06	$651	1.06%	0.65%	0.85%	(61.21)%	67.42%
2021	25	43.88	20.94	816	0.52%	0.49%	0.49%	17.09%	15.58%
2020	27	37.47	18.12	738	0.91%	0.65%	0.85%	19.04%	19.28%
2019	26	31.48	15.33	623	0.97%	0.49%	0.85%	27.95%	28.42%
2018	27	24.60	11.94	501	1.12%	0.49%	0.85%	(7.66)%	(7.33)%
Janus Henderson VIT Global Technology and Innovation Portfolio
2022	6	29.75	29.75	189	0.00%	0.49%	0.49%	(37.26)%	(36.30)%
2021	7	47.42	46.70	324	0.21%	0.49%	0.49%	19.00%	15.67%
2020	7	39.85	40.38	280	0.00%	0.49%	0.69%	50.16%	50.48%
2019	4	26.83	26.83	107	0.49%	0.49%	0.49%	44.47%	44.47%
2018	9	18.41	18.58	160	0.96%	0.49%	0.69%	0.49%	0.69%
Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares
2022	17	28.74	28.25	475	0.00%	0.65%	0.85%	(39.65)%	(37.66)%
2021	14	47.61	45.31	636	0.11%	0.65%	0.65%	22.69%	15.22%
2020	12	38.81	39.32	490	0.00%	0.65%	0.85%	49.43%	49.75%
2019	9	25.97	27.18	248	0.55%	0.65%	0.85%	43.59%	43.88%
2018	14	18.71	18.25	254	1.01%	0.65%	0.85%	0.05%	0.25%
Janus Henderson VIT Overseas Portfolio
2022	1	33.00	33.00	41	1.78%	0.85%	0.85%	(9.38)%	(9.38)%
2021	1	36.41	36.41	45	1.12%	0.85%	0.85%	12.62%	12.62%
2020	2	32.33	32.33	55	1.50%	0.85%	0.85%	15.31%	15.31%
2019	2	28.04	28.04	48	1.78%	0.85%	0.85%	25.94%	25.94%
2018	3	22.26	22.26	57	1.72%	0.85%	0.85%	(15.67)%	(15.67)%
Janus Henderson VIT Overseas Portfolio Service Shares
2022	19	12.36	12.36	242	1.74%	0.85%	0.85%	(9.61)%	(9.61)%
2021	19	13.67	13.67	262	1.10%	0.85%	0.85%	12.33%	12.33%
2020	17	12.17	12.17	206	1.35%	0.85%	0.85%	15.03%	15.03%
2019	16	10.58	10.58	168	1.88%	0.85%	0.85%	25.64%	25.64%
2018	25	8.42	8.42	212	1.82%	0.85%	0.85%	(15.86)%	(15.86)%
Janus Henderson VIT Research Portfolio
2022	7	48.11	48.11	361	0.16%	0.85%	0.85%	(30.48)%	(30.48)%
2021	8	69.21	69.21	565	0.10%	0.85%	0.85%	19.31%	19.31%
2020	8	58.01	58.01	444	0.59%	0.85%	0.85%	31.83%	31.83%
2019	8	44.00	44.00	343	0.46%	0.85%	0.85%	34.37%	34.37%
2018	8	32.74	32.74	259	0.55%	0.85%	0.85%	(3.40)%	(3.40)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

JP Morgan Insurance Trust Small Cap Core Portfolio
2022	3	$16.75	$16.24	$43	0.45%	0.49%	0.85%	(20.28)%	(20.03)%
2021	3	21.01	20.31	54	0.47%	0.49%	0.49%	24.49%	17.56%
2020	2	16.88	17.28	37	1.04%	0.49%	0.85%	12.73%	13.08%
2019	2	14.97	15.28	33	0.40%	0.49%	0.85%	23.52%	23.97%
2018	2	12.12	12.32	27	0.38%	0.49%	0.85%	(12.68)%	(12.36)%
Lazard Retirement Emerging Markets Equity Portfolio
2022	53	9.01	15.91	716	3.18%	0.49%	0.85%	(53.55)%	53.37%
2021	60	19.39	10.38	967	1.86%	0.49%	0.49%	7.25%	2.13%
2020	59	18.08	10.16	913	2.90%	0.49%	0.85%	(2.11)%	(1.75)%
2019	59	18.47	10.34	917	0.83%	0.49%	0.85%	17.14%	17.56%
2018	78	15.77	8.80	1,041	1.92%	0.49%	0.85%	(19.25)%	(18.96)%
Lazard Retirement Short Duration Income Portfolio
2022	5	9.94	9.94	48	3.74%	0.69%	0.69%	(6.03)%	(5.46)%
2021	1	10.57	10.51	15	2.13%	0.49%	0.49%	0.27%	(0.33)%
2020	1	10.55	10.55	14	3.24%	0.69%	0.69%	5.46%	5.46%
LVIP Baron Growth Opportunities Fund
2022	26	20.38	67.70	1,156	0.00%	0.49%	0.85%	(77.86)%	152.03%
2021	29	92.05	26.86	1,842	0.00%	0.49%	0.49%	17.71%	14.91%
2020	31	78.20	23.38	1,745	0.00%	0.49%	0.85%	32.95%	33.42%
2019	30	58.82	17.52	1,497	0.00%	0.49%	0.85%	35.23%	35.73%
2018	30	43.50	12.91	1,163	0.00%	0.49%	0.85%	(4.75)%	(4.40)%
MFS VIT II International Intrinsic Value Portfolio
2022	47	14.88	30.12	1,072	0.51%	0.49%	0.85%	(63.58)%	57.82%
2021	47	40.86	19.09	1,393	0.14%	0.49%	0.49%	12.15%	6.78%
2020	51	36.44	17.87	1,432	0.85%	0.49%	0.85%	19.19%	19.64%
2019	59	30.57	14.94	1,470	1.27%	0.49%	0.85%	24.59%	25.05%
2018	82	24.54	11.95	1,590	0.88%	0.49%	0.85%	(10.49)%	(10.17)%
MFS VIT III Mid Cap Value Portfolio
2022	17	15.39	15.25	255	0.96%	0.49%	0.65%	(9.23)%	(8.52)%
2021	18	16.96	16.67	301	0.80%	0.49%	0.49%	31.11%	28.18%
2020	18	12.93	13.01	237	1.34%	0.49%	0.65%	3.22%	3.32%
2019	19	12.53	12.59	241	1.30%	0.49%	0.65%	30.27%	30.48%
2018	20	9.62	9.65	191	1.19%	0.49%	0.65%	(12.03)%	(11.88)%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

MFS VIT Utilities Series
2022	24		$15.94	$22.74	$488	2.24%	0.49%	0.85%	(32.07)%	46.60%
2021	24		23.46	15.51	500	1.54%	0.49%	0.49%	15.99%	10.24%
2020	24		20.23	14.07	446	2.44%	0.49%	0.85%	4.74%	5.09%
2019	26		19.31	13.39	452	3.73%	0.49%	0.85%	23.74%	24.19%
2018	23		10.61	15.94	367	1.12%	0.65%	0.85%	(0.05)%	0.15%
Morgan Stanley VIF U.S. Real Estate Portfolio
2022	8		45.43	45.43	345	1.30%	0.85%	0.85%	(27.67)%	(27.67)%
2021	9		62.81	62.81	585	1.94%	0.85%	0.85%	38.62%	38.62%
2020	11		45.31	45.31	488	2.94%	0.85%	0.85%	(17.56)%	(17.56)%
2019	12		54.96	54.96	681	1.92%	0.85%	0.85%	17.93%	17.93%
2018	17		46.60	46.60	780	2.67%	0.85%	0.85%	(8.50)%	(8.50)%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
2022	0	*	21.52	21.52	1	0.16%	0.85%	0.85%	(12.36)%	35.41%
2021	0	*	24.55	15.89	1	0.26%	0.49%	0.49%	33.86%	(13.36)%
2020	0	*	18.34	18.34	736	0.22%	0.85%	0.85%	(3.66)%	(3.66)%
2019	1		19.04	19.04	16	0.23%	0.85%	0.85%	15.45%	15.45%
2018	1		16.49	16.49	14	0.23%	0.85%	0.85%	(16.20)%	(16.20)%
NVIT Mid Cap Index Fund
2022	32		18.36	49.31	956	1.01%	0.49%	0.85%	(68.08)%	137.41%
2021	34		57.53	20.77	1,178	1.06%	0.49%	0.49%	22.95%	20.08%
2020	44		46.79	17.30	1,141	1.07%	0.49%	0.85%	11.88%	12.25%
2019	47		41.82	15.41	1,060	1.17%	0.49%	0.85%	24.35%	24.80%
2018	49		33.63	12.34	970	1.17%	0.49%	0.85%	(12.32)%	(12.00)%
Pimco VIT Commodity Real Return Strategy Portfolio
2022	20		8.76	8.47	174	20.89%	0.49%	0.85%	8.09%	7.70%
2021	20		8.10	7.87	163	4.27%	0.49%	0.49%	36.16%	28.84%
2020	21		5.95	6.11	128	6.97%	0.49%	0.85%	0.49%	0.93%
2019	20		5.99	6.05	123	4.51%	0.49%	0.69%	10.66%	10.90%
2018	20		5.41	5.46	110	2.06%	0.49%	0.69%	(14.73)%	(14.55)%

*The Subaccount has units that round to less than 1000 units.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Pimco VIT Emerging Markets Bond Portfolio
2022	9	$9.67	$9.67	$83	4.83%	0.49%	0.49%	(16.12)%	(14.72)%
2021	9	11.53	11.34	99	4.48%	0.49%	0.49%	(3.04)%	(4.63)%
2020	9	11.89	11.89	102	5.03%	0.49%	0.49%	6.20%	6.20%
2019	2	11.20	11.20	21	4.42%	0.49%	0.49%	14.20%	14.20%
2018	2	9.81	9.81	19	3.40%	0.49%	0.49%	(5.20)%	(5.20)%
Pimco VIT High Yield Portfolio
2022	110	12.34	23.82	1,611	5.05%	0.49%	0.85%	(53.89)%	77.08%
2021	118	26.77	13.45	1,961	4.45%	0.49%	0.49%	2.75%	0.32%
2020	116	26.06	13.41	1,885	5.22%	0.49%	0.85%	4.85%	5.24%
2019	115	24.85	12.74	1,773	4.90%	0.49%	0.85%	13.75%	14.19%
2018	51	21.85	11.16	920	5.09%	0.49%	0.85%	(3.48)%	(3.13)%
Pimco VIT Low Duration Portfolio
2022	219	9.89	12.85	2,487	1.62%	0.49%	0.85%	(28.06)%	25.24%
2021	262	13.75	10.26	3,210	0.52%	0.49%	0.49%	(1.77)%	(4.07)%
2020	263	14.00	10.70	3,301	1.30%	0.49%	0.85%	2.11%	2.47%
2019	267	13.71	10.44	3,316	2.75%	0.49%	0.85%	3.14%	3.52%
2018	249	13.29	10.08	3,033	1.92%	0.49%	0.85%	(0.51)%	(0.15)%
Pimco VIT Real Return Portfolio
2022	34	10.88	10.69	374	7.07%	0.49%	0.69%	(13.34)%	(12.51)%
2021	37	12.55	12.22	455	5.03%	0.49%	0.49%	5.89%	3.48%
2020	20	11.85	11.81	231	1.55%	0.49%	0.85%	10.78%	11.19%
2019	13	10.70	10.62	136	1.66%	0.49%	0.85%	7.52%	7.90%
2018	13	9.95	9.84	129	2.56%	0.49%	0.85%	(3.04)%	(2.69)%
Pimco VIT Total Return Portfolio
2022	278	10.40	15.81	3,475	2.60%	0.49%	0.85%	(44.13)%	33.31%
2021	303	18.61	11.86	4,525	1.82%	0.49%	0.49%	(2.10)%	(4.41)%
2020	311	19.01	12.41	4,822	2.31%	0.49%	0.85%	7.74%	8.08%
2019	338	17.64	11.48	4,830	3.00%	0.49%	0.85%	7.44%	7.84%
2018	301	16.42	10.64	4,126	2.55%	0.49%	0.85%	(1.38)%	(1.02)%
Pioneer Fund VCT Portfolio
2022	25	22.64	42.64	695	0.66%	0.49%	0.85%	(57.62)%	55.07%
2021	25	53.42	27.50	884	0.32%	0.49%	0.49%	26.90%	23.92%
2020	26	42.09	22.19	711	0.84%	0.49%	0.85%	23.22%	23.68%
2019	24	34.16	17.94	535	0.71%	0.49%	0.85%	30.22%	30.69%
2018	7	26.23	18.65	146	1.14%	0.65%	0.85%	(2.35)%	(2.15)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Pioneer Mid Cap Value VCT Portfolio
2022	6	$22.38	$23.88	$131	0.74%	0.85%	0.85%	(12.57)%	42.37%
2021	6	25.59	16.78	154	0.72%	0.49%	0.49%	28.28%	(10.25)%
2020	6	19.95	18.69	128	0.88%	0.85%	0.85%	1.01%	1.01%
2019	8	19.75	18.94	167	1.04%	0.65%	0.85%	27.00%	27.25%
2018	9	15.55	14.88	138	0.45%	0.65%	0.85%	(20.18)%	(20.02)%
Pioneer Select Mid Cap Growth VCT Portfolio
2022	5	18.07	40.15	151	0.00%	0.49%	0.85%	(69.23)%	56.66%
2021	5	58.74	25.63	223	0.00%	0.49%	0.49%	7.15%	4.64%
2020	6	54.81	24.49	273	0.00%	0.49%	0.85%	38.00%	38.53%
2019	6	39.72	17.68	188	0.00%	0.49%	0.85%	31.96%	32.43%
2018	12	30.10	13.35	216	0.00%	0.49%	0.85%	(7.28)%	(6.94)%
Prudential Series Fund Equity Portfolio
2022	2	30.02	37.75	76	0.00%	0.85%	0.85%	(42.64)%	53.09%
2021	4	52.33	24.66	197	0.00%	0.49%	0.49%	21.91%	(27.78)%
2020	5	42.93	34.14	178	0.00%	0.85%	0.85%	27.42%	27.40%
2019	7	33.69	33.69	192	0.00%	0.85%	0.85%	27.27%	27.27%
2018	7	26.47	21.05	163	0.00%	0.85%	0.85%	(6.03)%	(6.04)%
Prudential Series Fund Natural Resources Portfolio
2022	2	15.25	15.25	28	0.00%	0.85%	0.85%	17.38%	99.53%
2021	2	12.99	7.64	23	0.00%	0.49%	0.49%	27.28%	(25.12)%
2020	2	10.21	10.21	19	0.00%	0.85%	0.85%	10.84%	10.84%
2019	2	9.21	9.21	17	0.00%	0.85%	0.85%	9.32%	9.32%
2018	2	8.42	8.42	15	0.00%	0.85%	0.85%	(19.11)%	(19.11)%
Putnam VT Global Asset Allocation Fund
2022	12	13.95	13.77	165	1.62%	0.65%	0.85%	(17.12)%	(16.53)%
2021	12	16.83	16.49	197	0.91%	0.49%	0.49%	15.62%	12.23%
2020	12	14.56	14.70	172	2.27%	0.65%	0.85%	11.66%	11.85%
2019	12	13.04	13.14	153	1.02%	0.65%	0.85%	16.42%	16.66%
2018	7	11.26	11.26	77	2.07%	0.65%	0.65%	(7.63)%	(7.63)%
Putnam VT Global Health Care Fund
2022	22	21.47	32.60	589	0.40%	0.49%	0.85%	(39.03)%	48.02%
2021	21	35.21	22.02	613	1.07%	0.49%	0.49%	20.89%	15.61%
2020	22	29.13	19.05	530	0.49%	0.49%	0.85%	15.27%	15.73%
2019	24	25.27	16.46	509	0.00%	0.49%	0.85%	29.19%	29.66%
2018	28	19.56	12.70	491	0.92%	0.49%	0.85%	(1.44)%	(1.08)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Putnam VT Income Fund
2022	36	$9.96	$9.81	$361	5.96%	0.49%	0.69%	(13.91)%	(13.16)%
2021	38	11.57	11.30	440	1.61%	0.49%	0.49%	(3.82)%	(7.16)%
2020	37	12.03	12.17	442	5.24%	0.49%	0.69%	5.28%	5.47%
2019	17	11.45	11.54	201	3.41%	0.49%	0.65%	11.52%	11.70%
2018	18	10.33	10.33	186	3.21%	0.49%	0.49%	(0.13)%	(0.13)%
Putnam VT International Value Fund
2022	4	12.19	12.19	47	2.57%	0.49%	0.49%	(7.15)%	(4.90)%
2021	6	13.12	12.81	74	2.10%	0.49%	0.49%	14.72%	11.99%
2020	6	11.44	11.44	65	3.26%	0.49%	0.49%	3.72%	3.72%
2019	6	11.03	11.03	68	3.32%	0.49%	0.49%	19.85%	19.85%
2018	8	9.20	9.20	71	2.21%	0.49%	0.49%	(17.79)%	(17.79)%
Putnam VT Large Cap Value Fund
2022	33	20.83	35.40	897	1.47%	0.49%	0.85%	(44.79)%	68.38%
2021	32	37.73	21.02	836	1.21%	0.49%	0.49%	29.20%	23.27%
2020	35	29.20	17.06	757	1.92%	0.49%	0.85%	4.92%	5.28%
2019	49	27.83	16.20	1,003	1.57%	0.49%	0.85%	29.30%	29.77%
2018	37	21.53	12.48	625	0.67%	0.49%	0.85%	(9.27)%	(8.94)%
Putnam VT Mortgage Securities Fund
2022	36	9.40	10.12	355	9.23%	0.49%	0.85%	(19.09)%	(0.99)%
2021	55	11.62	10.22	589	0.00%	0.49%	0.49%	(2.33)%	(6.82)%
2020	54	11.90	10.97	606	10.11%	0.49%	0.85%	(2.40)%	(2.03)%
2019	61	12.19	11.20	708	1.95%	0.49%	0.85%	12.25%	12.64%
2018	47	10.86	9.94	485	2.72%	0.49%	0.85%	(1.76)%	(1.39)%
Putnam VT Multi-Cap Core Fund
2022	6	22.18	22.18	128	1.77%	0.65%	0.65%	(18.14)%	(14.80)%
2021	7	27.10	26.04	178	0.92%	0.49%	0.49%	33.75%	28.50%
2020	8	20.26	20.26	167	0.74%	0.65%	0.65%	16.87%	16.87%
2019	5	17.34	17.49	95	1.34%	0.49%	0.65%	31.15%	31.36%
2018	5	13.22	13.32	73	1.37%	0.49%	0.65%	(8.05)%	(7.90)%
Royce Capital Fund - Small-Cap Portfolio
2022	4	28.28	27.52	102	0.08%	0.65%	0.85%	(10.00)%	92.03%
2021	4	31.43	14.33	115	1.12%	0.49%	0.49%	30.62%	25.88%
2020	4	24.06	11.39	100	0.95%	0.49%	0.85%	(8.10)%	(7.81)%
2019	4	26.18	12.35	91	0.40%	0.49%	0.85%	17.43%	17.86%
2018	5	22.30	10.48	99	0.29%	0.49%	0.85%	(9.28)%	(8.94)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Schwab Government Money Market Portfolio
2022	655	$10.15	$12.60	$7,266	1.46%	0.49%	0.85%	(19.00)%	33.90%
2021	752	12.53	9.41	8,143	0.06%	0.49%	0.49%	(0.79)%	(6.77)%
2020	867	12.63	10.09	9,414	0.30%	0.49%	0.85%	(0.59)%	(0.16)%
2019	657	12.70	10.11	7,892	1.88%	0.49%	0.85%	1.04%	1.41%
2018	710	12.57	9.97	8,301	1.55%	0.49%	0.85%	0.66%	1.03%
Schwab S&P 500 Index Portfolio
2022	645	22.38	56.34	19,734	1.26%	0.49%	0.85%	(67.75)%	110.81%
2021	742	69.39	26.73	27,851	1.27%	0.49%	0.49%	27.58%	24.59%
2020	762	54.39	21.45	22,796	1.20%	0.49%	0.85%	17.27%	17.67%
2019	909	46.38	18.23	22,537	1.72%	0.49%	0.85%	30.37%	30.83%
2018	877	35.57	13.93	18,992	1.65%	0.49%	0.85%	(5.22)%	(4.87)%
Schwab VIT Balanced Portfolio
2022	4	11.85	11.70	50	1.53%	0.49%	0.69%	(15.13)%	(15.30)%
2021	4	13.97	13.81	62	1.30%	0.49%	0.49%	8.67%	6.44%
2020	8	12.85	12.97	99	1.70%	0.49%	0.69%	7.45%	7.74%
2019	17	11.96	12.04	205	1.93%	0.49%	0.69%	13.46%	13.69%
2018	9	10.59	10.59	91	1.34%	0.49%	0.49%	(5.10)%	(5.10)%
Schwab VIT Balanced with Growth Portfolio
2022	43	12.96	12.79	556	1.63%	0.49%	0.69%	(16.41)%	(16.58)%
2021	44	15.51	15.34	672	1.34%	0.49%	0.49%	11.92%	9.63%
2020	44	13.86	13.99	612	2.22%	0.49%	0.69%	9.29%	9.54%
2019	44	12.68	12.77	563	1.85%	0.49%	0.69%	17.24%	17.47%
2018	46	10.81	10.87	498	2.12%	0.49%	0.69%	(7.35)%	(7.17)%
Schwab VIT Growth Portfolio
2022	3	13.97	13.97	38	1.69%	0.49%	0.49%	(17.65)%	(16.71)%
2021	3	16.96	16.77	51	1.27%	0.49%	0.49%	14.11%	12.82%
2020	3	14.87	14.87	42	2.23%	0.49%	0.49%	10.79%	10.79%
2019	16	13.32	13.42	208	1.70%	0.49%	0.69%	20.01%	20.25%
2018	18	11.10	11.16	203	1.34%	0.49%	0.69%	(8.99)%	(8.80)%
T. Rowe Price Health Sciences Portfolio
2022	11	25.41	24.97	277	0.00%	0.49%	0.69%	(12.90)%	(13.07)%
2021	12	29.17	28.73	350	0.00%	0.49%	0.49%	14.06%	10.84%
2020	12	25.57	25.92	318	0.00%	0.49%	0.69%	28.71%	29.00%
2019	6	19.87	20.09	120	0.00%	0.49%	0.69%	28.06%	28.32%
2018	2	15.66	15.66	30	0.00%	0.49%	0.49%	0.62%	0.62%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

T. Rowe Price Health Sciences Portfolio Class II
2022	13	$24.52	$24.52	$313	0.00%	0.65%	0.65%	(16.05)%	(11.92)%
2021	9	29.21	27.84	255	0.00%	0.65%	0.65%	15.83%	10.41%
2020	12	25.22	25.22	294	0.00%	0.65%	0.65%	28.46%	28.46%
2019	8	19.63	19.63	153	0.00%	0.65%	0.65%	27.80%	27.80%
2018	1	15.22	15.36	15	0.00%	0.65%	0.85%	(0.01)%	0.20%
Templeton Foreign VIP Fund
2022	12	8.77	11.92	114	3.06%	0.49%	0.85%	(34.17)%	28.47%
2021	12	13.32	9.28	124	1.98%	0.49%	0.49%	5.71%	0.85%
2020	15	12.60	9.20	159	3.64%	0.49%	0.85%	(2.01)%	(1.68)%
2019	18	12.86	9.36	195	1.62%	0.49%	0.85%	11.58%	11.98%
2018	34	11.52	8.36	338	2.75%	0.49%	0.85%	(16.16)%	(15.86)%
Templeton Global Bond VIP Fund
2022	26	8.47	8.37	217	0.00%	0.49%	0.85%	(6.01)%	(4.01)%
2021	35	9.02	8.72	309	0.00%	0.49%	0.49%	(4.34)%	(8.01)%
2020	34	9.42	9.48	317	9.05%	0.49%	0.85%	(6.03)%	(5.71)%
2019	27	10.03	10.05	276	9.18%	0.49%	0.85%	1.15%	1.51%
2018	80	9.92	9.90	791	0.00%	0.49%	0.85%	1.07%	1.43%
Third Avenue Value Portfolio Variable Series
2022	3	15.60	14.33	49	1.49%	0.65%	0.85%	15.31%	15.08%
2021	3	13.53	12.45	43	0.70%	0.65%	0.65%	31.58%	11.60%
2020	3	10.28	11.16	35	2.87%	0.65%	0.85%	(3.25)%	(3.08)%
2019	4	10.63	11.51	43	0.27%	0.65%	0.85%	11.52%	11.73%
2018	4	9.53	10.30	40	1.72%	0.65%	0.85%	(21.02)%	(20.86)%
Touchstone VST Bond Fund
2022	55	9.96	12.55	668	1.77%	0.49%	0.85%	(33.86)%	10.97%
2021	72	15.06	11.31	981	2.44%	0.49%	0.49%	0.45%	(4.34)%
2020	72	15.00	11.82	1,010	1.71%	0.49%	0.85%	8.75%	9.16%
2019	80	13.79	10.83	1,040	1.34%	0.49%	0.85%	9.53%	9.92%
2018	79	12.58	9.85	931	2.41%	0.49%	0.85%	(2.71)%	(2.36)%
Touchstone VST Common Stock Fund
2022	5	21.46	46.61	183	0.42%	0.49%	0.85%	(63.34)%	82.88%
2021	8	58.55	25.49	385	0.55%	0.49%	0.49%	30.01%	23.80%
2020	8	45.03	20.59	313	0.82%	0.49%	0.85%	22.64%	23.06%
2019	9	36.72	16.73	294	0.53%	0.49%	0.85%	27.49%	27.96%
2018	11	28.80	13.07	285	1.24%	0.49%	0.85%	(8.83)%	(8.50)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Touchstone VST Common Stock Fund Class SC
2022	6	$47.37	$46.10	$296	0.24%	0.65%	0.85%	(18.32)%	85.84%
2021	7	58.00	24.80	381	0.40%	0.49%	0.49%	29.73%	23.52%
2020	7	44.70	20.08	318	0.48%	0.49%	0.85%	22.44%	22.89%
2019	17	36.51	16.34	415	1.24%	0.49%	0.85%	26.22%	26.67%
2018	17	28.93	12.90	330	0.47%	0.49%	0.85%	(8.76)%	(8.42)%
Touchstone VST Small Company Fund
2022	3	20.20	45.91	129	0.03%	0.49%	0.85%	(63.61)%	98.86%
2021	3	55.50	23.09	153	0.07%	0.49%	0.49%	26.28%	20.25%
2020	4	43.95	19.20	161	0.15%	0.49%	0.85%	17.71%	18.15%
2019	5	37.34	16.25	176	0.02%	0.49%	0.85%	20.37%	20.80%
2018	6	31.02	13.45	160	0.00%	0.49%	0.85%	(8.76)%	(8.43)%
Van Eck VIP Global Hard Assets Fund
2022	11	13.87	13.50	139	1.59%	0.65%	0.85%	7.42%	81.53%
2021	9	12.91	7.43	119	0.30%	0.49%	0.49%	20.69%	(32.11)%
2020	10	10.70	10.95	110	0.82%	0.65%	0.85%	17.82%	18.00%
2019	11	9.08	9.28	104	0.00%	0.65%	0.85%	10.60%	10.82%
2018	7	4.85	8.37	56	0.00%	0.65%	0.85%	(29.03)%	(28.89)%
Van Eck VIP Unconstrained Emerging Markets Bond Fund
2022	19	11.71	11.71	269	4.28%	0.85%	0.85%	(10.02)%	16.25%
2021	23	13.01	10.07	337	4.77%	0.49%	0.49%	(2.42)%	(26.22)%
2020	23	13.34	13.65	338	6.33%	0.65%	0.85%	7.99%	8.25%
2019	18	12.35	12.61	223	0.33%	0.65%	0.85%	11.67%	11.89%
2018	19	11.06	11.27	205	8.23%	0.65%	0.85%	(6.94)%	(6.75)%
Vanguard VIF Capital Growth Portfolio
2022	25	23.41	23.01	583	0.88%	0.49%	0.69%	(15.90)%	(16.07)%
2021	25	27.84	27.42	699	0.92%	0.49%	0.49%	22.55%	19.13%
2020	29	22.71	23.02	678	1.52%	0.49%	0.69%	16.66%	16.89%
2019	9	19.47	19.69	177	1.10%	0.49%	0.69%	25.63%	25.88%
2018	9	15.50	15.64	137	0.82%	0.49%	0.69%	(1.86)%	(1.67)%
Vanguard VIF Diversified Value Portfolio
2022	13	18.33	18.01	242	1.13%	0.49%	0.69%	(11.92)%	(12.10)%
2021	14	20.81	20.49	285	1.07%	0.49%	0.49%	31.55%	27.87%
2020	15	15.82	16.03	237	2.54%	0.49%	0.69%	11.01%	11.22%
2019	9	14.41	14.41	132	3.21%	0.49%	0.49%	25.08%	25.08%
2018	5	11.52	11.52	62	2.26%	0.49%	0.49%	(9.56)%	(9.56)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Vanguard VIF Mid-Cap Index Portfolio
2022	26	$19.20	$18.87	$487	1.14%	0.49%	0.69%	(19.22)%	(19.38)%
2021	26	23.76	23.40	623	1.09%	0.49%	0.49%	25.39%	21.88%
2020	27	18.95	19.20	515	1.58%	0.49%	0.69%	17.27%	17.52%
2019	33	16.16	16.34	542	1.50%	0.49%	0.69%	29.97%	30.23%
2018	15	12.43	12.55	189	1.04%	0.49%	0.69%	(9.96)%	(9.77)%
Vanguard VIF Real Estate Index Portfolio
2022	16	15.00	14.74	241	1.87%	0.49%	0.69%	(26.66)%	(26.80)%
2021	16	20.45	20.14	324	2.01%	0.49%	0.49%	41.38%	37.41%
2020	16	14.47	14.66	238	2.92%	0.49%	0.69%	(5.51)%	(5.31)%
2019	19	15.31	15.48	289	2.96%	0.49%	0.69%	27.92%	28.18%
2018	11	11.97	12.08	127	2.34%	0.49%	0.69%	(6.00)%	(5.82)%
Vanguard VIF Small Company Growth Portfolio
2022	17	17.91	17.61	310	0.27%	0.49%	0.69%	(25.72)%	(25.86)%
2021	18	24.11	23.75	434	0.37%	0.49%	0.49%	15.17%	11.94%
2020	19	20.94	21.22	396	0.72%	0.49%	0.69%	22.37%	22.56%
2019	16	17.11	17.31	274	0.49%	0.49%	0.69%	27.23%	27.48%
2018	15	13.45	13.58	209	0.34%	0.49%	0.69%	(7.91)%	(7.72)%

5.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.